REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
Metropolitan Life Separate Account E
and Board of Directors of
Metropolitan Life Insurance Company

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of each of the divisions of Metropolitan Life Separate Account E (the “Separate Account”) listed in Notes 2A and 2B (collectively, the “Divisions”) as of December 31, 2025, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended, except for the Divisions included in the table below; the related statements of operations, changes in net assets, and financial highlights for the Divisions and periods indicated in the table below; and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Divisions as of December 31, 2025, and the results of their operations for the year then ended (or for the periods listed in the table below), the changes in their net assets for each of the two years in the period then ended (or for the periods listed in the table below), and the financial highlights for each of the five years in the period then ended (or for the periods listed in the table below), in conformity with accounting principles generally accepted in the United States of America.

Divisions of the Separate Account	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
BHFTI SSGA Emerging Markets Enhanced Index Division Fidelity® VIP Freedom 2065 Division Fidelity® VIP Freedom 2070 Division	For the period from April 25, 2025 (commencement of operations) through December 31, 2025
BHFTI SSGA Emerging Markets Enhanced Index II Division	For the period from January 1, 2025 through April 25, 2025 (cessation of operations)	For the period from January 1, 2025 through April 25, 2025 (cessation of operations) and the year ended December 31, 2024	For the period from January 1, 2025 through April 25, 2025 (cessation of operations) and the years ended December 31, 2024, 2023, 2022, and 2021
Fidelity® VIP Freedom 2055 Division Fidelity® VIP Freedom 2060 Division	For the year ended December 31, 2025	For the years ended December 31, 2025 and 2024	For the years ended December 31, 2025, 2024 and the period from May 1, 2023 (commencement of operations) through December 31, 2023

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on the Separate Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2025, by correspondence with the Separate Account’s custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

New York, New York
March 27, 2026

We have served as the Separate Account’s auditor since 1984.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2025

	American Funds® Global Growth Division	American Funds® Global Small Capitalization Division	American Funds® Growth Division	American Funds® Growth-Income Division
Assets:
Investments at fair value	$75,868		$260,750,004	$1,160,902,879	$639,609,275
Due from Metropolitan Life Insurance Company	—		—	—	—
Total Assets	75,868		260,750,004	1,160,902,879	639,609,275
Liabilities:
Accrued fees	6		99	111	88
Due to Metropolitan Life Insurance Company	—		42	497	14
Total Liabilities	6		141	608	102
Net Assets	$75,862		$260,749,863	$1,160,902,271	$639,609,173
Contract Owners’ Equity
Net assets from accumulation units	$75,862		$260,076,623	$1,157,211,718	$637,286,267
Net assets from contracts in payout	—		673,240	3,690,553	2,322,906
Total Net Assets	$75,862		$260,749,863	$1,160,902,271	$639,609,173

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)

December 31, 2025

	American Funds® The Bond Fund of America Division	BHFTI Allspring Mid Cap Value Division	BHFTI American Funds® Aggressive Allocation Division	BHFTI American Funds® Balanced Allocation Division	BHFTI American Funds® Growth Division	BHFTI American Funds® Moderate Allocation Division	BHFTI BlackRock High Yield Division	BHFTI Brighthouse Asset Allocation 100 Division	BHFTI Brighthouse Small Cap Value Division	BHFTI Brighthouse/ Eaton Vance Floating Rate Division
Assets:
Investments at fair value	$57,420,669		$43,518	$410,495,236		$560,094,333	$236,926,623	$471,829,924	$234,838	$226,986,883	$13,788,993	$10,884,966
Due from Metropolitan Life Insurance Company	—		—	51	—		—	—	—	38	—	—
Total Assets	57,420,669		43,518	410,495,287	560,094,333		236,926,623	471,829,924	234,838	226,986,921	13,788,993	10,884,966
Liabilities:
Accrued fees	81		9	53		43	35	57	8	56	32	32
Due to Metropolitan Life Insurance Company	1		—	—	1		—	—	—	—	74	—
Total Liabilities	82		9	53	44		35	57	8	56	106	32
Net Assets	$57,420,587		$43,509	$410,495,234		$560,094,289	$236,926,588	$471,829,867	$234,830	$226,986,865	$13,788,887	$10,884,934
Contract Owners’ Equity
Net assets from accumulation units	$57,236,617		$43,509	$410,142,668		$559,045,360	$236,811,452	$470,639,830	$234,830	$220,708,743	$13,788,887	$10,873,470
Net assets from contracts in payout	183,970		—	352,566	1,048,929		115,136	1,190,037	—	6,278,122	—	11,464
Total Net Assets	$57,420,587		$43,509	$410,495,234		$560,094,289	$236,926,588	$471,829,867	$234,830	$226,986,865	$13,788,887	$10,884,934

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)

December 31, 2025

	BHFTI Brighthouse/ Franklin Low Duration Total Return Division	BHFTI Brighthouse/ Templeton International Bond Division	BHFTI Brighthouse/ Wellington Large Cap Research Division	BHFTI CBRE Global Real Estate Division	BHFTI Harris Oakmark International Division	BHFTI Invesco Comstock Division	BHFTI Invesco Global Equity Division	BHFTI Invesco Small Cap Growth Division	BHFTI JPMorgan Core Bond Division	BHFTI JPMorgan Global Active Allocation Division
Assets:
Investments at fair value	$42,343,757	$2,746,650		$772,485,050	$103,211,920	$253,786,604		$10,056		$209,575,451	$37,200,567	$45,742,381	$483,059,047
Due from Metropolitan Life Insurance Company	—	—		—	4	—		—		10	23	—	—
Total Assets	42,343,757	2,746,650		772,485,050	103,211,924	253,786,604		10,056		209,575,461	37,200,590	45,742,381	483,059,047
Liabilities:
Accrued fees	73	34		128	109	120		9		123	112	39	41
Due to Metropolitan Life Insurance Company	2	—		21	—	46		—		—	—	—	—
Total Liabilities	75	34		149	109	166		9		123	112	39	41
Net Assets	$42,343,682	$2,746,616		$772,484,901	$103,211,815	$253,786,438		$10,047		$209,575,338	$37,200,478	$45,742,342	$483,059,006
Contract Owners’ Equity
Net assets from accumulation units	$42,320,096	$2,736,936		$756,984,202	$102,997,000	$252,624,409		$10,047		$208,966,943	$37,128,508	$45,699,901	$482,818,232
Net assets from contracts in payout	23,586	9,680		15,500,699	214,815	1,162,029		—		608,395	71,970	42,441	240,774
Total Net Assets	$42,343,682	$2,746,616		$772,484,901	$103,211,815	$253,786,438		$10,047		$209,575,338	$37,200,478	$45,742,342	$483,059,006

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)

December 31, 2025

	BHFTI JPMorgan Small Cap Value Division	BHFTI Loomis Sayles Global Allocation Division	BHFTI Loomis Sayles Growth Division	BHFTI MetLife Multi-Index Targeted Risk Division	BHFTI MFS® Research International Division	BHFTI Morgan Stanley Discovery Division	BHFTI PIMCO Inflation Protected Bond Division	BHFTI PIMCO Total Return Division	BHFTI SSGA Emerging Markets Enhanced Index Division	BHFTI SSGA Growth and Income ETF Division
Assets:
Investments at fair value	$10,927,568	$67,598,472		$384,303,902	$4,386,887,944	$114,304,251		$395,760,823	$195,365,686	$416,462,218	$23,831,065	$392,410,925
Due from Metropolitan Life Insurance Company	1	1		—	—	—		—	—	—	—	—
Total Assets	10,927,569	67,598,473		384,303,902	4,386,887,944	114,304,251		395,760,823	195,365,686	416,462,218	23,831,065	392,410,925
Liabilities:
Accrued fees	48	68		136	33	137		107	71	123	49	60
Due to Metropolitan Life Insurance Company	—	—		151	2	28		11	2	5	2	1
Total Liabilities	48	68		287	35	165		118	73	128	51	61
Net Assets	$10,927,521	$67,598,405		$384,303,615	$4,386,887,909	$114,304,086		$395,760,705	$195,365,613	$416,462,090	$23,831,014	$392,410,864
Contract Owners’ Equity
Net assets from accumulation units	$10,922,733	$67,555,517		$383,603,625	$4,383,542,131	$113,789,178		$394,124,793	$194,940,089	$415,665,787	$23,794,978	$391,683,587
Net assets from contracts in payout	4,788	42,888		699,990	3,345,778	514,908		1,635,912	425,524	796,303	36,036	727,277
Total Net Assets	$10,927,521	$67,598,405		$384,303,615	$4,386,887,909	$114,304,086		$395,760,705	$195,365,613	$416,462,090	$23,831,014	$392,410,864

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)

December 31, 2025

	BHFTI SSGA Growth ETF Division	BHFTI T. Rowe Price Large Cap Value Division	BHFTI T. Rowe Price Mid Cap Growth Division	BHFTI TCW Core Fixed Income Division	BHFTI Victory Sycamore Mid Cap Value Division	BHFTI Western Asset Management Government Income Division	BHFTII Baillie Gifford International Stock Division	BHFTII BlackRock Bond Income Division	BHFTII BlackRock Capital Appreciation Division	BHFTII BlackRock Ultra-Short Term Bond Division
Assets:
Investments at fair value	$97,126,495	$249,342		$289,101,237	$13,583	$262,984,529		$161,357,565	$83,598,783	$218,605,911	$181,110,596	$25,565,579
Due from Metropolitan Life Insurance Company	—	—		32	—	—		—	—	67	—	—
Total Assets	97,126,495	249,342		289,101,269	13,583	262,984,529		161,357,565	83,598,783	218,605,978	181,110,596	25,565,579
Liabilities:
Accrued fees	70	12		96	5	119		48	86	95	91	70
Due to Metropolitan Life Insurance Company	23	—		—	—	42		—	3	—	—	1
Total Liabilities	93	12		96	5	161		48	89	95	91	71
Net Assets	$97,126,402	$249,330		$289,101,173	$13,578	$262,984,368		$161,357,517	$83,598,694	$218,605,883	$181,110,505	$25,565,508
Contract Owners’ Equity
Net assets from accumulation units	$97,032,415	$249,330		$288,443,372	$13,578	$262,003,346		$161,145,853	$83,134,301	$216,814,266	$179,530,115	$25,333,876
Net assets from contracts in payout	93,987	—		657,801	—	981,022		211,664	464,393	1,791,617	1,580,390	231,632
Total Net Assets	$97,126,402	$249,330		$289,101,173	$13,578	$262,984,368		$161,357,517	$83,598,694	$218,605,883	$181,110,505	$25,565,508

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)

December 31, 2025

	BHFTII Brighthouse Asset Allocation 20 Division	BHFTII Brighthouse Asset Allocation 40 Division	BHFTII Brighthouse Asset Allocation 60 Division	BHFTII Brighthouse Asset Allocation 80 Division	BHFTII Brighthouse/ Artisan Mid Cap Value Division	BHFTII Brighthouse/ Dimensional International Small Company Division	BHFTII Brighthouse/ Wellington Balanced Division	BHFTII Brighthouse/ Wellington Core Equity Opportunities Division	BHFTII Frontier Mid Cap Growth Division	BHFTII Jennison Growth Division
Assets:
Investments at fair value	$140,027,349	$473,110,755		$1,897,199,184	$1,301,030,716	$120,384,216		$4,069,807	$464,481,973	$343,770,229	$379,184,848	$229,099,562
Due from Metropolitan Life Insurance Company	—	9		25	76	85		—	12	—	—	1
Total Assets	140,027,349	473,110,764		1,897,199,209	1,301,030,792	120,384,301		4,069,807	464,481,985	343,770,229	379,184,848	229,099,563
Liabilities:
Accrued fees	62	67		40	45	73		54	22	109	55	85
Due to Metropolitan Life Insurance Company	—	—		—	—	—		—	—	8	7	—
Total Liabilities	62	67		40	45	73		54	22	117	62	85
Net Assets	$140,027,287	$473,110,697		$1,897,199,169	$1,301,030,747	$120,384,228		$4,069,753	$464,481,963	$343,770,112	$379,184,786	$229,099,478
Contract Owners’ Equity
Net assets from accumulation units	$138,559,759	$470,590,053		$1,893,453,916	$1,297,155,704	$119,594,190		$4,068,447	$453,745,474	$341,024,958	$376,486,467	$228,221,310
Net assets from contracts in payout	1,467,528	2,520,644		3,745,253	3,875,043	790,038		1,306	10,736,489	2,745,154	2,698,319	878,168
Total Net Assets	$140,027,287	$473,110,697		$1,897,199,169	$1,301,030,747	$120,384,228		$4,069,753	$464,481,963	$343,770,112	$379,184,786	$229,099,478

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)

December 31, 2025

	BHFTII Loomis Sayles Small Cap Core Division	BHFTII Loomis Sayles Small Cap Growth Division	BHFTII MetLife Aggregate Bond Index Division	BHFTII MetLife Mid Cap Stock Index Division	BHFTII MetLife MSCI EAFE® Index Division	BHFTII MetLife Russell 2000® Index Division	BHFTII MetLife Stock Index Division	BHFTII MFS® Total Return Division	BHFTII MFS® Value Division		BHFTII Neuberger Berman Genesis Division
Assets:
Investments at fair value	$106,438,804		$39,468,111	$608,584,341	$388,565,124		$374,902,488	$258,857,426	$2,994,476,280		$80,886,468	$454,054,521	$190,741,131
Due from Metropolitan Life Insurance Company	—		3	—	—		11	21		95	—	29		—
Total Assets	106,438,804		39,468,114	608,584,341	388,565,124		374,902,499	258,857,447		2,994,476,375	80,886,468	454,054,550		190,741,131
Liabilities:
Accrued fees	139		89	71	87		102	124	91		68	128	83
Due to Metropolitan Life Insurance Company	5		—	11	23		—	—		—	2	—		7
Total Liabilities	144		89	82	110		102	124		91	70	128		90
Net Assets	$106,438,660		$39,468,025	$608,584,259	$388,565,014		$374,902,397	$258,857,323	$2,994,476,284		$80,886,398	$454,054,422	$190,741,041
Contract Owners’ Equity
Net assets from accumulation units	$105,555,340		$39,346,096	$606,118,788	$387,282,108		$374,001,518	$258,370,807	$2,927,312,581		$79,311,711	$446,442,413	$189,797,064
Net assets from contracts in payout	883,320		121,929	2,465,471	1,282,906		900,879	486,516		67,163,703	1,574,687	7,612,009		943,977
Total Net Assets	$106,438,660		$39,468,025	$608,584,259	$388,565,014		$374,902,397	$258,857,323	$2,994,476,284		$80,886,398	$454,054,422	$190,741,041

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)

December 31, 2025

	BHFTII T. Rowe Price Large Cap Growth Division	BHFTII T. Rowe Price Small Cap Growth Division	BHFTII VanEck Global Natural Resources Division	BHFTII Western Asset Management Strategic Bond Opportunities Division	BHFTII Western Asset Management U.S. Government Division	BlackRock Global Allocation V.I. Division	Calvert VP SRI Balanced Division	Calvert VP SRI Mid Cap Division	Fidelity® VIP Contrafund® Division	Fidelity® VIP Equity-Income Division
Assets:
Investments at fair value	$558,923,844	$318,157,761		$15,913,220	$225,045,824	$76,069,801		$18,420	$53,217,017	$5,445,348	$369,073	$67,289,282
Due from Metropolitan Life Insurance Company	96	—		1	—	—		1	2	—	—	—
Total Assets	558,923,940	318,157,761		15,913,221	225,045,824	76,069,801		18,421	53,217,019	5,445,348	369,073	67,289,282
Liabilities:
Accrued fees	101	114		29	135	110		5	26	7	4	16
Due to Metropolitan Life Insurance Company	—	42		—	5	3		—	—	1	—	55
Total Liabilities	101	156		29	140	113		5	26	8	4	71
Net Assets	$558,923,839	$318,157,605		$15,913,192	$225,045,684	$76,069,688		$18,416	$53,216,993	$5,445,340	$369,069	$67,289,211
Contract Owners’ Equity
Net assets from accumulation units	$541,955,776	$317,347,851		$15,905,380	$223,921,864	$75,740,149		$18,416	$52,931,026	$5,408,271	$369,069	$66,306,271
Net assets from contracts in payout	16,968,063	809,754		7,812	1,123,820	329,539		—	285,967	37,069	—	982,940
Total Net Assets	$558,923,839	$318,157,605		$15,913,192	$225,045,684	$76,069,688		$18,416	$53,216,993	$5,445,340	$369,069	$67,289,211

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)

December 31, 2025

	Fidelity® VIP Freedom 2020 Division	Fidelity® VIP Freedom 2025 Division	Fidelity® VIP Freedom 2030 Division	Fidelity® VIP Freedom 2035 Division	Fidelity® VIP Freedom 2040 Division	Fidelity® VIP Freedom 2045 Division	Fidelity® VIP Freedom 2050 Division	Fidelity® VIP Freedom 2055 Division	Fidelity® VIP Freedom 2060 Division	Fidelity® VIP Freedom 2065 Division
Assets:
Investments at fair value	$2,561,843	$7,242,713		$11,741,307	$13,765,808	$12,087,434		$10,947,554	$21,212,398	$1,753,048	$2,161,097	$61,971
Due from Metropolitan Life Insurance Company	—	—		—	—	—		—	1	—	—	3
Total Assets	2,561,843	7,242,713		11,741,307	13,765,808	12,087,434		10,947,554	21,212,399	1,753,048	2,161,097	61,974
Liabilities:
Accrued fees	11	13		37	16	34		11	17	30	34	10
Due to Metropolitan Life Insurance Company	—	1		—	—	—		49	—	1	—	—
Total Liabilities	11	14		37	16	34		60	17	31	34	10
Net Assets	$2,561,832	$7,242,699		$11,741,270	$13,765,792	$12,087,400		$10,947,494	$21,212,382	$1,753,017	$2,161,063	$61,964
Contract Owners’ Equity
Net assets from accumulation units	$2,561,832	$7,242,699		$11,741,270	$13,765,792	$12,087,400		$10,947,494	$21,212,382	$1,753,017	$2,161,063	$61,964
Net assets from contracts in payout	—	—		—	—	—		—	—	—	—	—
Total Net Assets	$2,561,832	$7,242,699		$11,741,270	$13,765,792	$12,087,400		$10,947,494	$21,212,382	$1,753,017	$2,161,063	$61,964

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Continued)

December 31, 2025

	Fidelity® VIP Freedom 2070 Division	Fidelity® VIP FundsManager 50% Division	Fidelity® VIP FundsManager 60% Division	Fidelity® VIP Government Money Market Division	Fidelity® VIP Growth Division	Fidelity® VIP Investment Grade Bond Division	Fidelity® VIP Mid Cap Division	FTVIPT Templeton Foreign VIP Division	Janus Henderson Enterprise Division	LMPVET ClearBridge Variable Appreciation Division
Assets:
Investments at fair value	$23,852	$132,166,810		$134,969,624	$4,054,846	$138,453,095		$4,966,693	$72,089	$4,444	$22,841	$26,100
Due from Metropolitan Life Insurance Company	5	—		—	—	—		—	—	—	—	—
Total Assets	23,857	132,166,810		134,969,624	4,054,846	138,453,095		4,966,693	72,089	4,444	22,841	26,100
Liabilities:
Accrued fees	10	—		—	1	5		4	8	2	7	5
Due to Metropolitan Life Insurance Company	—	—		—	—	1		—	—	1	—	—
Total Liabilities	10	—		—	1	6		4	8	3	7	5
Net Assets	$23,847	$132,166,810		$134,969,624	$4,054,845	$138,453,089		$4,966,689	$72,081	$4,441	$22,834	$26,095
Contract Owners’ Equity
Net assets from accumulation units	$23,847	$132,166,810		$134,969,624	$4,054,845	$138,343,413		$4,956,180	$72,081	$4,441	$22,834	$26,095
Net assets from contracts in payout	—	—		—	—	109,676		10,509	—	—	—	—
Total Net Assets	$23,847	$132,166,810		$134,969,624	$4,054,845	$138,453,089		$4,966,689	$72,081	$4,441	$22,834	$26,095

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Concluded)

December 31, 2025

	LMPVET ClearBridge Variable Dividend Strategy Division	LMPVET ClearBridge Variable Large Cap Growth Division	LMPVET ClearBridge Variable Small Cap Growth Division	Nomura VIP Small Cap Value Division	PIMCO VIT CommodityRealReturn® Strategy Division	PIMCO VIT Dynamic Bond Division	PIMCO VIT Emerging Markets Bond Division
Assets:
Investments at fair value	$71,215	$279,505	$24,350	$518		$1,644	$6,849		$7,906
Due from Metropolitan Life Insurance Company	—	1		—	—		—	1		—
Total Assets	71,215	279,506		24,350	518		1,644	6,850		7,906
Liabilities:
Accrued fees	7	2	12	2		6	11		11
Due to Metropolitan Life Insurance Company	—	—		—	1		—	—		—
Total Liabilities	7	2		12	3		6	11		11
Net Assets	$71,208	$279,504	$24,338	$515		$1,638	$6,839		$7,895
Contract Owners’ Equity
Net assets from accumulation units	$71,208	$279,504	$24,338	$515		$1,638	$6,839		$7,895
Net assets from contracts in payout	—	—		—	—		—	—		—
Total Net Assets	$71,208	$279,504	$24,338	$515		$1,638	$6,839		$7,895

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS

For the year ended December 31, 2025

	American Funds® Global Growth Division	American Funds® Global Small Capitalization Division	American Funds® Growth Division	American Funds® Growth-Income Division	American Funds® The Bond Fund of America Division	BHFTI Allspring Mid Cap Value Division	BHFTI American Funds® Aggressive Allocation Division	BHFTI American Funds® Balanced Allocation Division	BHFTI American Funds® Growth Division	BHFTI American Funds® Moderate Allocation Division
Investment Income:
Dividends	$983		$880,973	$1,768,187		$5,646,990	$2,428,513		$553	$4,795,908	$10,175,069	$114,204	$11,634,945
Expenses:
Mortality and expense risk and other charges	562		3,240,330	13,897,923		7,821,014	718,117		434	4,129,033	5,521,521	2,409,098	4,793,715
Administrative charges	69		497,747	1,911,176		1,119,147	117,748		101	942,444	1,324,305	602,564	1,157,718
Total expenses	631		3,738,077	15,809,099		8,940,161	835,865		535	5,071,477	6,845,826	3,011,662	5,951,433
Net investment income (loss)	352		(2,857,104)	(14,040,912)		(3,293,171)	1,592,648		18	(275,569)	3,329,243	(2,897,458)	5,683,512
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	8,784		5,984,088	90,360,647		107,002,012	—		6,726	28,814,558	32,980,962	22,574,373	22,390,456
Realized gains (losses) on sale of investments	1,073		(4,783,867)	79,013,748		33,374,641	(1,398,451)		(78)	6,423,511	3,449,324	13,621,449	(1,022,264)
Net realized gains (losses)	9,857		1,200,221	169,374,395		140,376,653	(1,398,451)		6,648	35,238,069	36,430,286	36,195,822	21,368,192
Change in unrealized gains (losses) on investments	3,199		34,166,148	39,417,423		(40,470,422)	3,031,681		(4,742)	34,547,278	40,394,711	8,354,222	31,893,116
Net realized and change in unrealized gains (losses) on investments	13,056		35,366,369	208,791,818		99,906,231	1,633,230		1,906	69,785,347	76,824,997	44,550,044	53,261,308
Net increase (decrease) in net assets resulting from operations	$13,408		$32,509,265	$194,750,906		$96,613,060	$3,225,878		$1,924	$69,509,778	$80,154,240	$41,652,586	$58,944,820

(a) For the period April 25, 2025 to December 31, 2025.

(b) For the period January 1, 2025 to April 25, 2025.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS — (Continued)

For the year ended December 31, 2025

	BHFTI BlackRock High Yield Division	BHFTI Brighthouse Asset Allocation 100 Division	BHFTI Brighthouse Small Cap Value Division	BHFTI Brighthouse/ Eaton Vance Floating Rate Division	BHFTI Brighthouse/ Franklin Low Duration Total Return Division	BHFTI Brighthouse/ Templeton International Bond Division	BHFTI Brighthouse/ Wellington Large Cap Research Division	BHFTI CBRE Global Real Estate Division	BHFTI Harris Oakmark International Division	BHFTI Invesco Comstock Division
Investment Income:
Dividends	$14,742	$2,708,626		$183,446	$1,160,724	$2,337,384		$—		$3,659,109	$2,862,234	$5,433,391	$170
Expenses:
Mortality and expense risk and other charges	2,375	2,217,481		133,442	134,846	469,837		28,231		8,567,496	1,113,228	2,576,707	105
Administrative charges	385	482,953		36,548	32,005	106,647		7,092		206,923	216,325	532,667	15
Total expenses	2,760	2,700,434		169,990	166,851	576,484		35,323		8,774,419	1,329,553	3,109,374	120
Net investment income (loss)	11,982	8,192		13,456	993,873	1,760,900		(35,323)		(5,115,310)	1,532,681	2,324,017	50
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	—	9,572,431		2,126,412	—	—		—		133,144,221	—	8,794,043	1,117
Realized gains (losses) on sale of investments	14	1,136,293		(421,180)	(231,268)	(720,915)		(175,158)		13,544,598	(1,643,946)	3,958,060	193
Net realized gains (losses)	14	10,708,724		1,705,232	(231,268)	(720,915)		(175,158)		146,688,819	(1,643,946)	12,752,103	1,310
Change in unrealized gains (losses) on investments	4,549	21,785,320		(2,430,311)	(459,404)	749,845		616,693		(39,844,371)	5,815,023	53,488,839	386
Net realized and change in unrealized gains (losses) on investments	4,563	32,494,044		(725,079)	(690,672)	28,930		441,535		106,844,448	4,171,077	66,240,942	1,696
Net increase (decrease) in net assets resulting from operations	$16,545	$32,502,236		$(711,623)	$303,201	$1,789,830		$406,212		$101,729,138	$5,703,758	$68,564,959	$1,746

(a) For the period April 25, 2025 to December 31, 2025.

(b) For the period January 1, 2025 to April 25, 2025.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS — (Continued)

For the year ended December 31, 2025

	BHFTI Invesco Global Equity Division	BHFTI Invesco Small Cap Growth Division	BHFTI JPMorgan Core Bond Division	BHFTI JPMorgan Global Active Allocation Division	BHFTI JPMorgan Small Cap Value Division	BHFTI Loomis Sayles Global Allocation Division	BHFTI Loomis Sayles Growth Division	BHFTI MetLife Multi-Index Targeted Risk Division	BHFTI MFS® Research International Division	BHFTI Morgan Stanley Discovery Division
Investment Income:
Dividends	$141,792		$—	$1,903,077		$10,444,150	$107,564	$690,025		$—	$30,637,329		$2,062,833		$—
Expenses:
Mortality and expense risk and other charges	2,290,568		398,944	486,045		4,401,883	114,759	713,739		4,007,892	45,428,004		1,163,122		4,888,411
Administrative charges	277,513		72,702	121,504		1,135,125	28,372	152,364		788,864		11,691,677		217,018		241,482
Total expenses	2,568,081		471,646	607,549		5,537,008	143,131	866,103		4,796,756		57,119,681		1,380,140		5,129,893
Net investment income (loss)	(2,426,289)		(471,646)	1,295,528		4,907,142	(35,567)	(176,078)		(4,796,756)		(26,482,352)		682,693		(5,129,893)
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	32,055,224		—	—		—	1,258,375	5,674,491		54,756,211	—		6,605,386		—
Realized gains (losses) on sale of investments	6,483,432		(2,894,960)	(1,008,168)		1,237,888	(399,034)	1,024,002		31,781,615		1,105,784		2,455,955		(20,539,610)
Net realized gains (losses)	38,538,656		(2,894,960)	(1,008,168)		1,237,888	859,341	6,698,493		86,537,826		1,105,784		9,061,341		(20,539,610)
Change in unrealized gains (losses) on investments	(8,000,397)		4,992,604	2,410,711		47,306,985	345,219	828,227		(31,260,152)		367,350,688		12,092,833		74,864,330
Net realized and change in unrealized gains (losses) on investments	30,538,259		2,097,644	1,402,543		48,544,873	1,204,560	7,526,720		55,277,674		368,456,472		21,154,174		54,324,720
Net increase (decrease) in net assets resulting from operations	$28,111,970		$1,625,998	$2,698,071		$53,452,015	$1,168,993	$7,350,642		$50,480,918	$341,974,120		$21,836,867		$49,194,827

(a) For the period April 25, 2025 to December 31, 2025.

(b) For the period January 1, 2025 to April 25, 2025.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS — (Continued)

For the year ended December 31, 2025

	BHFTI PIMCO Inflation Protected Bond Division	BHFTI PIMCO Total Return Division	BHFTI SSGA Emerging Markets Enhanced Index Division (a)	BHFTI SSGA Emerging Markets Enhanced Index II Division (b)	BHFTI SSGA Growth and Income ETF Division	BHFTI SSGA Growth ETF Division	BHFTI T. Rowe Price Large Cap Value Division	BHFTI T. Rowe Price Mid Cap Growth Division	BHFTI TCW Core Fixed Income Division	BHFTI Victory Sycamore Mid Cap Value Division
Investment Income:
Dividends	$2,068,734		$23,926,229	$180,524		$386,497	$9,866,518	$1,886,475		$4,162	$—	$582	$3,516,006
Expenses:
Mortality and expense risk and other charges	2,077,037		4,377,725	166,364		76,709	3,908,848	939,589		2,138	3,116,893	704	2,968,032
Administrative charges	473,294		957,140	41,833		19,288	976,243	221,406		533	590,195	142	445,292
Total expenses	2,550,331		5,334,865	208,197		95,997	4,885,091	1,160,995		2,671	3,707,088	846	3,413,324
Net investment income (loss)	(481,597)		18,591,364	(27,673)		290,500	4,981,427	725,480		1,491	(3,707,088)	(264)	102,682
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	1,506,508		—	—		—	11,706,968	6,285,919		22,144	50,043,969	—	34,020,967
Realized gains (losses) on sale of investments	(2,080,747)		(12,066,957)	925,347		(1,578,455)	3,468,658	619,638		(246)	(10,429,747)	1,906	255,065
Net realized gains (losses)	(574,239)		(12,066,957)	925,347		(1,578,455)	15,175,626	6,905,557		21,898	39,614,222	1,906	34,276,032
Change in unrealized gains (losses) on investments	14,070,533		25,071,523	5,318,672		1,946,800	36,298,036	7,778,088		1,225	(29,732,675)	5,714	(31,614,923)
Net realized and change in unrealized gains (losses) on investments	13,496,294		13,004,566	6,244,019		368,345	51,473,662	14,683,645		23,123	9,881,547	7,620	2,661,109
Net increase (decrease) in net assets resulting from operations	$13,014,697		$31,595,930	$6,216,346		$658,845	$56,455,089	$15,409,125		$24,614	$6,174,459	$7,356	$2,763,791

(a) For the period April 25, 2025 to December 31, 2025.

(b) For the period January 1, 2025 to April 25, 2025.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS — (Continued)

For the year ended December 31, 2025

	BHFTI Western Asset Management Government Income Division	BHFTII Baillie Gifford International Stock Division	BHFTII BlackRock Bond Income Division	BHFTII BlackRock Capital Appreciation Division	BHFTII BlackRock Ultra-Short Term Bond Division	BHFTII Brighthouse Asset Allocation 20 Division	BHFTII Brighthouse Asset Allocation 40 Division	BHFTII Brighthouse Asset Allocation 60 Division	BHFTII Brighthouse Asset Allocation 80 Division	BHFTII Brighthouse/ Artisan Mid Cap Value Division
Investment Income:
Dividends	$6,200,728	$519,338		$11,774,700	$—	$1,293,792		$4,659,976	$13,264,046	$43,224,197	$21,999,545	$1,510,239
Expenses:
Mortality and expense risk and other charges	1,726,033	965,722		2,410,423	1,916,559	283,956		1,497,997	5,007,609	19,561,589	13,135,707	1,366,521
Administrative charges	440,213	80,755		414,227	411,041	71,212		335,839	1,144,754	4,537,443	2,898,506	200,389
Total expenses	2,166,246	1,046,477		2,824,650	2,327,600	355,168		1,833,836	6,152,363	24,099,032	16,034,213	1,566,910
Net investment income (loss)	4,034,482	(527,139)		8,950,050	(2,327,600)	938,624		2,826,140	7,111,683	19,125,165	5,965,332	(56,671)
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	—	3,540,245		—	27,102,673	—		—	5,681,001	50,992,400	45,989,230	24,032,112
Realized gains (losses) on sale of investments	(6,143,634)	(117,212)		(6,188,006)	5,900,147	103,740		(2,388,087)	(4,995,357)	(6,232,110)	5,477,212	(3,442,240)
Net realized gains (losses)	(6,143,634)	3,423,033		(6,188,006)	33,002,820	103,740		(2,388,087)	685,644	44,760,290	51,466,442	20,589,872
Change in unrealized gains (losses) on investments	12,273,213	10,885,335		11,355,861	(10,244,545)	(360,393)		10,573,637	39,392,038	162,600,654	115,235,591	(20,234,817)
Net realized and change in unrealized gains (losses) on investments	6,129,579	14,308,368		5,167,855	22,758,275	(256,653)		8,185,550	40,077,682	207,360,944	166,702,033	355,055
Net increase (decrease) in net assets resulting from operations	$10,164,061	$13,781,229		$14,117,905	$20,430,675	$681,971		$11,011,690	$47,189,365	$226,486,109	$172,667,365	$298,384

(a) For the period April 25, 2025 to December 31, 2025.

(b) For the period January 1, 2025 to April 25, 2025.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS — (Continued)

For the year ended December 31, 2025

	BHFTII Brighthouse/ Dimensional International Small Company Division	BHFTII Brighthouse/ Wellington Balanced Division	BHFTII Brighthouse/ Wellington Core Equity Opportunities Division	BHFTII Frontier Mid Cap Growth Division	BHFTII Jennison Growth Division	BHFTII Loomis Sayles Small Cap Core Division		BHFTII Loomis Sayles Small Cap Growth Division		BHFTII MetLife Aggregate Bond Index Division	BHFTII MetLife Mid Cap Stock Index Division	BHFTII MetLife MSCI EAFE® Index Division
Investment Income:
Dividends	$106,985		$10,232,987	$4,460,158	$—		$—		$78,446		$—	$11,213,139		$3,813,671		$6,204,783
Expenses:
Mortality and expense risk and other charges	39,422		5,640,443	3,711,751	4,657,813		2,453,831		1,153,355		438,404	6,360,776		4,122,217		3,811,330
Administrative charges	9,790		146,884	717,095		117,509		424,632		213,800	66,527		1,272,378		672,776		677,665
Total expenses	49,212		5,787,327	4,428,846		4,775,322		2,878,463		1,367,155	504,931		7,633,154		4,794,993		4,488,995
Net investment income (loss)	57,773		4,445,660	31,312		(4,775,322)		(2,878,463)		(1,288,709)	(504,931)		3,579,985		(981,322)		1,715,788
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	229,635		51,554,893	45,081,964	20,110,818		42,345,438		13,929,964		5,066,806	—		29,150,753		2,731,631
Realized gains (losses) on sale of investments	(76,863)		4,036,378	(3,311,181)		2,064,595		3,381,981		(1,173,599)	(842,686)		(12,042,960)		4,575,568		20,049,873
Net realized gains (losses)	152,772		55,591,271	41,770,783		22,175,413		45,727,419		12,756,365	4,224,120		(12,042,960)		33,726,321		22,781,504
Change in unrealized gains (losses) on investments	936,060		(11,208,726)	(20,496,844)		(3,054,781)		(15,445,719)		(7,508,172)	(2,750,058)		41,788,526		(11,254,136)		68,643,127
Net realized and change in unrealized gains (losses) on investments	1,088,832		44,382,545	21,273,939		19,120,632		30,281,700		5,248,193	1,474,062		29,745,566		22,472,185		91,424,631
Net increase (decrease) in net assets resulting from operations	$1,146,605		$48,828,205	$21,305,251	$14,345,310		$27,403,237		$3,959,484		$969,131	$33,325,551		$21,490,863		$93,140,419

(a) For the period April 25, 2025 to December 31, 2025.

(b) For the period January 1, 2025 to April 25, 2025.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS — (Continued)

For the year ended December 31, 2025

	BHFTII MetLife Russell 2000® Index Division	BHFTII MetLife Stock Index Division	BHFTII MFS® Total Return Division	BHFTII MFS® Value Division	BHFTII Neuberger Berman Genesis Division	BHFTII T. Rowe Price Large Cap Growth Division	BHFTII T. Rowe Price Small Cap Growth Division	BHFTII VanEck Global Natural Resources Division	BHFTII Western Asset Management Strategic Bond Opportunities Division	BHFTII Western Asset Management U.S. Government Division
Investment Income:
Dividends	$2,598,914		$27,255,055	$2,227,537	$7,553,556	$103,797		$—		$466,307	$476,211	$17,718,427	$3,077,264
Expenses:
Mortality and expense risk and other charges	2,689,722		32,849,715	841,317	4,895,155	2,275,273		5,945,226		3,527,326	155,940	2,461,449	828,172
Administrative charges	395,862		2,966,732	155,075	850,416	263,414		889,060		389,528	40,013	476,030	165,978
Total expenses	3,085,584		35,816,447	996,392	5,745,571	2,538,687		6,834,286		3,916,854	195,953	2,937,479	994,150
Net investment income (loss)	(486,670)		(8,561,392)	1,231,145	1,807,985	(2,434,890)		(6,834,286)		(3,450,547)	280,258	14,780,948	2,083,114
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	13,569,182		264,350,092	5,738,702	52,963,231	26,980,581		79,395,199		71,960,026	275,351	—	—
Realized gains (losses) on sale of investments	3,465,492		160,093,701	(70,117)	(4,439,225)	(2,447,134)		16,924,372		(1,983,828)	617,559	(7,234,041)	(1,416,293)
Net realized gains (losses)	17,034,674		424,443,793	5,668,585	48,524,006	24,533,447		96,319,571		69,976,198	892,910	(7,234,041)	(1,416,293)
Change in unrealized gains (losses) on investments	11,018,332		23,274,085	708,527	662,968	(34,901,406)		(15,569,485)		(39,544,128)	3,609,161	9,462,993	3,658,595
Net realized and change in unrealized gains (losses) on investments	28,053,006		447,717,878	6,377,112	49,186,974	(10,367,959)		80,750,086		30,432,070	4,502,071	2,228,952	2,242,302
Net increase (decrease) in net assets resulting from operations	$27,566,336		$439,156,486	$7,608,257	$50,994,959	$(12,802,849)		$73,915,800		$26,981,523	$4,782,329	$17,009,900	$4,325,416

(a) For the period April 25, 2025 to December 31, 2025.

(b) For the period January 1, 2025 to April 25, 2025.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS — (Continued)

For the year ended December 31, 2025

	BlackRock Global Allocation V.I. Division	Calvert VP SRI Balanced Division	Calvert VP SRI Mid Cap Division	Fidelity® VIP Contrafund® Division	Fidelity® VIP Equity-Income Division	Fidelity® VIP Freedom 2020 Division	Fidelity® VIP Freedom 2025 Division	Fidelity® VIP Freedom 2030 Division	Fidelity® VIP Freedom 2035 Division	Fidelity® VIP Freedom 2040 Division
Investment Income:
Dividends	$726		$841,308	$20,503	$—		$1,146,982	$65,195		$160,990	$242,662	$250,673	$172,485
Expenses:
Mortality and expense risk and other charges	193		560,472	53,514	3,006		609,988	32,056		64,430	106,551	120,709	99,795
Administrative charges	41		41,430	—	322		39,104	81		4,408	12,318	15,610	13,015
Total expenses	234		601,902	53,514	3,328		649,092	32,137		68,838	118,869	136,319	112,810
Net investment income (loss)	492		239,406	(33,011)	(3,328)		497,890	33,058		92,152	123,793	114,354	59,675
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	1,771		2,759,703	327,636	56,769		3,557,633	175,151		211,990	478,113	628,140	645,048
Realized gains (losses) on sale of investments	(85)		1,479,613	(9,442)	736		1,406,951	8,059		59,426	234,659	185,925	121,362
Net realized gains (losses)	1,686		4,239,316	318,194	57,505		4,964,584	183,210		271,416	712,772	814,065	766,410
Change in unrealized gains (losses) on investments	726		534,014	(256,314)	4,722		5,164,603	157,608		391,036	553,745	816,795	819,888
Net realized and change in unrealized gains (losses) on investments	2,412		4,773,330	61,880	62,227		10,129,187	340,818		662,452	1,266,517	1,630,860	1,586,298
Net increase (decrease) in net assets resulting from operations	$2,904		$5,012,736	$28,869	$58,899		$10,627,077	$373,876		$754,604	$1,390,310	$1,745,214	$1,645,973

(a) For the period April 25, 2025 to December 31, 2025.

(b) For the period January 1, 2025 to April 25, 2025.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS — (Continued)

For the year ended December 31, 2025

	Fidelity® VIP Freedom 2045 Division	Fidelity® VIP Freedom 2050 Division	Fidelity® VIP Freedom 2055 Division	Fidelity® VIP Freedom 2060 Division	Fidelity® VIP Freedom 2065 Division (a)	Fidelity® VIP Freedom 2070 Division (a)	Fidelity® VIP FundsManager 50% Division	Fidelity® VIP FundsManager 60% Division	Fidelity® VIP Government Money Market Division	Fidelity® VIP Growth Division
Investment Income:
Dividends	$124,944		$241,611	$18,490	$24,729	$663		$30	$3,402,160	$2,894,780	$165,252	$381,262
Expenses:
Mortality and expense risk and other charges	91,286		179,525	14,411	17,288	176		70	2,644,571	2,635,938	38,514	1,265,708
Administrative charges	10,687		19,406	801	1,355	11		8	—	—	—	—
Total expenses	101,973		198,931	15,212	18,643	187		78	2,644,571	2,635,938	38,514	1,265,708
Net investment income (loss)	22,971		42,680	3,278	6,086	476		(48)	757,589	258,842	126,738	(884,446)
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	611,243		1,156,151	78,481	94,151	577		52	—	610,051	—	16,993,036
Realized gains (losses) on sale of investments	108,757		225,943	32,431	25,589	354		47	1,807,497	2,159,424	—	4,264,992
Net realized gains (losses)	720,000		1,382,094	110,912	119,740	931		99	1,807,497	2,769,475	—	21,258,028
Change in unrealized gains (losses) on investments	825,081		1,726,807	118,709	169,758	655		944	12,579,431	14,384,744	—	(3,074,782)
Net realized and change in unrealized gains (losses) on investments	1,545,081		3,108,901	229,621	289,498	1,586		1,043	14,386,928	17,154,219	—	18,183,246
Net increase (decrease) in net assets resulting from operations	$1,568,052		$3,151,581	$232,899	$295,584	$2,062		$995	$15,144,517	$17,413,061	$126,738	$17,298,800

(a) For the period April 25, 2025 to December 31, 2025.

(b) For the period January 1, 2025 to April 25, 2025.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS — (Continued)

For the year ended December 31, 2025

	Fidelity® VIP Investment Grade Bond Division	Fidelity® VIP Mid Cap Division	FTVIPT Templeton Foreign VIP Division	Janus Henderson Enterprise Division	LMPVET ClearBridge Variable Appreciation Division	LMPVET ClearBridge Variable Dividend Strategy Division	LMPVET ClearBridge Variable Large Cap Growth Division	LMPVET ClearBridge Variable Small Cap Growth Division		Nomura VIP Small Cap Value Division	PIMCO VIT CommodityRealReturn® Strategy Division
Investment Income:
Dividends	$181,374	$168		$84	$11	$132		$1,476	$—		$—		$6	$64
Expenses:
Mortality and expense risk and other charges	48,846	530		28	176	194		532	2,504		230		3	28
Administrative charges	—	65		2	21	23		65		264		21		—	4
Total expenses	48,846	595		30	197	217		597		2,768		251		3	32
Net investment income (loss)	132,528	(427)		54	(186)	(85)		879		(2,768)		(251)		3	32
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	—	7,933		234	1,890	3,771		9,366	18,655		1,651		30	—
Realized gains (losses) on sale of investments	(91,284)	216		3	473	305		746		5,313		4		—	(1,730)
Net realized gains (losses)	(91,284)	8,149		237	2,363	4,076		10,112		23,968		1,655		30	(1,730)
Change in unrealized gains (losses) on investments	272,887	(718)		586	(646)	(907)		(3,703)		(1,235)		414		3	2,349
Net realized and change in unrealized gains (losses) on investments	181,603	7,431		823	1,717	3,169		6,409		22,733		2,069		33	619
Net increase (decrease) in net assets resulting from operations	$314,131	$7,004		$877	$1,531	$3,084		$7,288	$19,965		$1,818		$36	$651

(a) For the period April 25, 2025 to December 31, 2025.

(b) For the period January 1, 2025 to April 25, 2025.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS — (Concluded)

For the year ended December 31, 2025

	PIMCO VIT Dynamic Bond Division	PIMCO VIT Emerging Markets Bond Division
Investment Income:
Dividends	$352	$511
Expenses:
Mortality and expense risk and other charges	61	70
Administrative charges	13	17
Total expenses	74	87
Net investment income (loss)	278	424
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	—	—
Realized gains (losses) on sale of investments	(49)	(678)
Net realized gains (losses)	(49)	(678)
Change in unrealized gains (losses) on investments	202	1,241
Net realized and change in unrealized gains (losses) on investments	153	563
Net increase (decrease) in net assets resulting from operations	$431	$987

(a) For the period April 25, 2025 to December 31, 2025.

(b) For the period January 1, 2025 to April 25, 2025.

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS

For the years ended December 31, 2025 and 2024

	American Funds® Global Growth Division		American Funds® Global Small Capitalization Division		American Funds® Growth Division			American Funds® Growth-Income Division	American Funds® The Bond Fund of America Division			BHFTI Allspring Mid Cap Value Division		BHFTI American Funds® Aggressive Allocation Division
	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$352	$(4)	$(2,857,104)	$(1,108,668)		$(14,040,912)	$(11,842,760)	$(3,293,171)	$(2,335,647)	$1,592,648		$1,583,000	$18	$(75)	$(275,569)	$(259,529)
Net realized gains (losses)	9,857	36,314	1,200,221	3,995,558		169,374,395	106,392,266	140,376,653	73,160,785	(1,398,451)		(1,403,076)	6,648	3,192	35,238,069	17,816,442
Change in unrealized gains (losses) on investments	3,199	(16,171)	34,166,148	(142,051)		39,417,423	191,793,230	(40,470,422)	61,363,336	3,031,681		(376,928)	(4,742)	1,553	34,547,278	33,316,769
Net increase (decrease) in net assets resulting from operations	13,408	20,139	32,509,265	2,744,839		194,750,906	286,342,736	96,613,060	132,188,474	3,225,878		(197,004)	1,924	4,670	69,509,778	50,873,682
Contract Transactions:
Purchase payments received from Contract owners	—	—	2,565,861	2,725,330		10,008,405	8,844,713	5,201,431	4,595,742	849,257		779,178	—	—	4,672,911	4,815,194
Net transfers (including fixed account)	(491)	18,993	(5,379,612)	1,375,143		(19,138,612)	(29,233,291)	(12,322,507)	(19,978,887)	3,572,596		4,906,866	2,659	(1,722)	(7,946,362)	4,915,773
Contract charges	—	—	(1,051,617)	(1,218,665)		(2,382,711)	(2,552,092)	(1,875,702)	(2,090,305)	(313,279)		(330,393)	(5)	(5)	(3,654,689)	(3,917,922)
Transfers for Contract benefits and terminations	(3,963)	(155,643)	(38,392,408)	(43,375,323)		(154,684,390)	(168,998,157)	(92,444,210)	(107,099,255)	(9,219,715)		(8,938,006)	(1,281)	(12,262)	(56,412,257)	(54,292,542)
Net increase (decrease) in net assets resulting from Contract transactions	(4,454)	(136,650)	(42,257,776)	(40,493,515)		(166,197,308)	(191,938,827)	(101,440,988)	(124,572,705)	(5,111,141)		(3,582,355)	1,373	(13,989)	(63,340,397)	(48,479,497)
Net increase (decrease) in net assets	8,954	(116,511)	(9,748,511)	(37,748,676)		28,553,598	94,403,909	(4,827,928)	7,615,769	(1,885,263)		(3,779,359)	3,297	(9,319)	6,169,381	2,394,185
Net Assets:
Beginning of year	66,908	183,419	270,498,374	308,247,050		1,132,348,673	1,037,944,764	644,437,101	636,821,332	59,305,850		63,085,209	40,212	49,531	404,325,853	401,931,668
End of year	$75,862	$66,908	$260,749,863	$270,498,374		$1,160,902,271	$1,132,348,673	$639,609,173	$644,437,101	$57,420,587		$59,305,850	$43,509	$40,212	$410,495,234	$404,325,853

(a) For the period April 25, 2025 to December 31, 2025.

(b) For the period January 1, 2025 to April 25, 2025.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2025 and 2024

	BHFTI American Funds® Balanced Allocation Division		BHFTI American Funds® Growth Division			BHFTI American Funds® Moderate Allocation Division		BHFTI BlackRock High Yield Division	BHFTI Brighthouse Asset Allocation 100 Division			BHFTI Brighthouse Small Cap Value Division		BHFTI Brighthouse/Eaton Vance Floating Rate Division
	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$3,329,243	$2,433,361	$(2,897,458)		$(3,121,609)	$5,683,512	$4,576,015	$11,982	$10,269	$8,192		$(555,663)	$13,456	$15,943	$993,873	$1,072,157
Net realized gains (losses)	36,430,286	18,412,442	36,195,822		30,746,833	21,368,192	8,230,138	14	(262)	10,708,724		7,354,479	1,705,232	1,141,922	(231,268)	(89,918)
Change in unrealized gains (losses) on investments	40,394,711	37,573,439	8,354,222		38,368,661	31,893,116	26,975,007	4,549	4,769	21,785,320		19,532,301	(2,430,311)	(20,338)	(459,404)	(100,267)
Net increase (decrease) in net assets resulting from operations	80,154,240	58,419,242	41,652,586		65,993,885	58,944,820	39,781,160	16,545	14,776	32,502,236		26,331,117	(711,623)	1,137,527	303,201	881,972
Contract Transactions:
Purchase payments received from Contract owners	2,663,286	2,970,388	314,031		513,233	3,972,931	3,822,968	8,631	9,867	4,849,710		4,756,453	328,831	404,307	2,268	9,383
Net transfers (including fixed account)	11,274,211	2,152,704	(9,288,247)		(20,856,496)	(4,780,488)	(2,025,249)	397	1,168	(5,744,250)		(6,738,153)	358,039	(149,371)	116,688	226,528
Contract charges	(5,883,409)	(6,429,625)	(1,919,255)		(2,127,988)	(5,440,638)	(6,035,636)	(19)	(19)	(402,760)		(466,080)	(24,555)	(29,285)	(45,403)	(46,958)
Transfers for Contract benefits and terminations	(87,901,378)	(97,671,447)	(43,104,165)		(45,597,527)	(73,491,435)	(80,378,015)	(7,888)	(28,148)	(23,727,371)		(31,786,696)	(2,352,213)	(2,134,904)	(3,447,176)	(2,937,602)
Net increase (decrease) in net assets resulting from Contract transactions	(79,847,290)	(98,977,980)	(53,997,636)		(68,068,778)	(79,739,630)	(84,615,932)	1,121	(17,132)	(25,024,671)		(34,234,476)	(1,689,898)	(1,909,253)	(3,373,623)	(2,748,649)
Net increase (decrease) in net assets	306,950	(40,558,738)	(12,345,050)		(2,074,893)	(20,794,810)	(44,834,772)	17,666	(2,356)	7,477,565		(7,903,359)	(2,401,521)	(771,726)	(3,070,422)	(1,866,677)
Net Assets:
Beginning of year	559,787,339	600,346,077	249,271,638		251,346,531	492,624,677	537,459,449	217,164	219,520	219,509,300		227,412,659	16,190,408	16,962,134	13,955,356	15,822,033
End of year	$560,094,289	$559,787,339	$236,926,588		$249,271,638	$471,829,867	$492,624,677	$234,830	$217,164	$226,986,865		$219,509,300	$13,788,887	$16,190,408	$10,884,934	$13,955,356

(a) For the period April 25, 2025 to December 31, 2025.

(b) For the period January 1, 2025 to April 25, 2025.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2025 and 2024

	BHFTI Brighthouse/Franklin Low Duration Total Return Division		BHFTI Brighthouse/Templeton International Bond Division			BHFTI Brighthouse/Wellington Large Cap Research Division		BHFTI CBRE Global Real Estate Division	BHFTI Harris Oakmark International Division			BHFTI Invesco Comstock Division			BHFTI Invesco Global Equity Division
	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025		2024
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$1,760,900	$1,381,820	$(35,323)		$(37,235)	$(5,115,310)	$(4,412,944)	$1,532,681	$2,627,311		$2,324,017	$2,449,749	$50	$	69	$(2,426,289)	$(2,378,021)
Net realized gains (losses)	(720,915)	(718,236)	(175,158)		(147,865)	146,688,819	68,464,938	(1,643,946)	(2,316,025)		12,752,103	(952,831)	1,310		1,297	38,538,656	27,647,662
Change in unrealized gains (losses) on investments	749,845	1,059,525	616,693		(210,129)	(39,844,371)	74,725,504	5,815,023	(781,269)		53,488,839	(17,643,329)	386		614	(8,000,397)	5,045,736
Net increase (decrease) in net assets resulting from operations	1,789,830	1,723,109	406,212		(395,229)	101,729,138	138,777,498	5,703,758	(469,983)		68,564,959	(16,146,411)	1,746		1,980	28,111,970	30,315,377
Contract Transactions:
Purchase payments received from Contract owners	265,379	284,669	10,189		20,858	3,105,324	3,630,233	1,185,682	1,333,604		2,899,858	3,558,298	—		—	2,007,122	1,917,918
Net transfers (including fixed account)	2,098,936	6,776,810	19,586		407,657	(8,038,840)	(4,703,728)	3,536,314	(344,849)		(19,458,250)	9,072,977	45,137		(357)	(3,177,339)	1,220,583
Contract charges	(420,495)	(490,088)	(38,752)		(37,932)	(427,620)	(463,261)	(430,496)	(502,666)		(1,412,628)	(1,518,063)	(2)		(2)	(754,133)	(849,443)
Transfers for Contract benefits and terminations	(10,574,918)	(11,974,874)	(449,149)		(458,919)	(88,215,369)	(89,620,031)	(16,432,867)	(18,988,118)		(40,575,595)	(44,063,391)	(52,400)		(1,718)	(29,703,230)	(31,477,537)
Net increase (decrease) in net assets resulting from Contract transactions	(8,631,098)	(5,403,483)	(458,126)		(68,336)	(93,576,505)	(91,156,787)	(12,141,367)	(18,502,029)		(58,546,615)	(32,950,179)	(7,265)		(2,077)	(31,627,580)	(29,188,479)
Net increase (decrease) in net assets	(6,841,268)	(3,680,374)	(51,914)		(463,565)	8,152,633	47,620,711	(6,437,609)	(18,972,012)		10,018,344	(49,096,590)	(5,519)		(97)	(3,515,610)	1,126,898
Net Assets:
Beginning of year	49,184,950	52,865,324	2,798,530		3,262,095	764,332,268	716,711,557	109,649,424	128,621,436		243,768,094	292,864,684	15,566		15,663	213,090,948	211,964,050
End of year	$42,343,682	$49,184,950	$2,746,616		$2,798,530	$772,484,901	$764,332,268	$103,211,815	$109,649,424		$253,786,438	$243,768,094	$10,047		$15,566	$209,575,338	$213,090,948

(a) For the period April 25, 2025 to December 31, 2025.

(b) For the period January 1, 2025 to April 25, 2025.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2025 and 2024

	BHFTI Invesco Small Cap Growth Division		BHFTI JPMorgan Core Bond Division			BHFTI JPMorgan Global Active Allocation Division		BHFTI JPMorgan Small Cap Value Division	BHFTI Loomis Sayles Global Allocation Division			BHFTI Loomis Sayles Growth Division		BHFTI MetLife Multi-Index Targeted Risk Division
	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(471,646)	$(531,873)	$1,295,528		$960,015	$4,907,142	$(1,411,591)	$(35,567)	$33,052		$(176,078)	$(298,448)	$(4,796,756)	$(4,948,608)	$(26,482,352)	$(532,252)
Net realized gains (losses)	(2,894,960)	(4,409,546)	(1,008,168)		(875,261)	1,237,888	(2,683,811)	859,341	(414,381)		6,698,493	4,623,584	86,537,826	55,083,026	1,105,784	(4,911,662)
Change in unrealized gains (losses) on investments	4,992,604	10,898,642	2,410,711		301,417	47,306,985	23,152,789	345,219	1,407,463		828,227	3,512,780	(31,260,152)	62,114,190	367,350,688	(87,123,273)
Net increase (decrease) in net assets resulting from operations	1,625,998	5,957,223	2,698,071		386,171	53,452,015	19,057,387	1,168,993	1,026,134		7,350,642	7,837,916	50,480,918	112,248,608	341,974,120	(92,567,187)
Contract Transactions:
Purchase payments received from Contract owners	702,241	583,834	60,438		111,134	1,119,611	923,555	24,549	26,094		564,332	607,883	3,225,539	3,136,525	20,162,624	1,583,008
Net transfers (including fixed account)	(913,469)	(1,037,278)	2,677,546		8,643,897	74,235,270	8,479,773	(75,296)	(1,112,742)		(1,936,451)	(1,224,201)	(13,422,709)	(27,166,159)	(228,910,150)	4,757,557,864
Contract charges	(135,958)	(166,546)	(534,197)		(541,552)	(9,395,707)	(8,774,171)	(97,356)	(113,885)		(486,258)	(530,104)	(1,882,046)	(2,149,692)	(100,909,969)	(19,964,681)
Transfers for Contract benefits and terminations	(6,045,971)	(6,526,917)	(9,555,252)		(8,551,485)	(70,008,099)	(73,999,521)	(2,105,867)	(2,272,456)		(9,740,431)	(11,148,936)	(59,016,961)	(65,939,994)	(666,825,851)	(146,066,300)
Net increase (decrease) in net assets resulting from Contract transactions	(6,393,157)	(7,146,907)	(7,351,465)		(338,006)	(4,048,925)	(73,370,364)	(2,253,970)	(3,472,989)		(11,598,808)	(12,295,358)	(71,096,177)	(92,119,320)	(976,483,346)	4,593,109,891
Net increase (decrease) in net assets	(4,767,159)	(1,189,684)	(4,653,394)		48,165	49,403,090	(54,312,977)	(1,084,977)	(2,446,855)		(4,248,166)	(4,457,442)	(20,615,259)	20,129,288	(634,509,226)	4,500,542,704
Net Assets:
Beginning of year	41,967,637	43,157,321	50,395,736		50,347,571	433,655,916	487,968,893	12,012,498	14,459,353		71,846,571	76,304,013	404,918,874	384,789,586	5,021,397,135	520,854,431
End of year	$37,200,478	$41,967,637	$45,742,342		$50,395,736	$483,059,006	$433,655,916	$10,927,521	$12,012,498		$67,598,405	$71,846,571	$384,303,615	$404,918,874	$4,386,887,909	$5,021,397,135

(a) For the period April 25, 2025 to December 31, 2025.

(b) For the period January 1, 2025 to April 25, 2025.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2025 and 2024

	BHFTI MFS® Research International Division		BHFTI Morgan Stanley Discovery Division			BHFTI PIMCO Inflation Protected Bond Division		BHFTI PIMCO Total Return Division	BHFTI SSGA Emerging Markets Enhanced Index Division	BHFTI SSGA Emerging Markets Enhanced Index II Division			BHFTI SSGA Growth and Income ETF Division
	2025	2024	2025	2024	2025	2024	2025	2024	2025 (a)	2025 (b)	2024	2025	2024
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$682,693	$597,006	$(5,129,893)		$(4,204,690)	$(481,597)	$(2,839,552)	$18,591,364	$7,699,169	$(27,673)	$290,500		$64,198	$4,981,427	$5,014,686
Net realized gains (losses)	9,061,341	4,954,851	(20,539,610)		(62,402,226)	(574,239)	(3,518,783)	(12,066,957)	(10,635,134)	925,347	(1,578,455)		(420,680)	15,175,626	(1,779,619)
Change in unrealized gains (losses) on investments	12,092,833	(2,775,614)	74,864,330		180,877,380	14,070,533	8,551,492	25,071,523	8,713,384	5,318,672	1,946,800		1,148,923	36,298,036	36,975,852
Net increase (decrease) in net assets resulting from operations	21,836,867	2,776,243	49,194,827		114,270,464	13,014,697	2,193,157	31,595,930	5,777,419	6,216,346	658,845		792,441	56,455,089	40,210,919
Contract Transactions:
Purchase payments received from Contract owners	1,114,488	1,216,245	3,546,432		3,914,838	1,113,428	1,373,878	2,660,505	2,845,964	11,082	15,760		61,179	1,972,696	1,626,790
Net transfers (including fixed account)	(3,698,953)	2,261,013	(6,417,278)		(22,690,776)	5,646,313	13,003,110	9,123,691	34,581,692	20,622,240	(23,774,869)		(83,466)	(9,019,480)	(9,719,708)
Contract charges	(548,118)	(595,241)	(420,366)		(459,797)	(1,930,573)	(2,140,091)	(3,475,652)	(3,798,284)	(170,304)	(80,607)		(281,264)	(4,894,217)	(5,523,156)
Transfers for Contract benefits and terminations	(16,484,405)	(19,280,217)	(46,274,206)		(40,976,649)	(34,666,969)	(37,660,630)	(69,598,285)	(73,135,973)	(2,848,350)	(1,172,241)		(4,539,038)	(57,846,246)	(73,188,566)
Net increase (decrease) in net assets resulting from Contract transactions	(19,616,988)	(16,398,200)	(49,565,418)		(60,212,384)	(29,837,801)	(25,423,733)	(61,289,741)	(39,506,601)	17,614,668	(25,011,957)		(4,842,589)	(69,787,247)	(86,804,640)
Net increase (decrease) in net assets	2,219,879	(13,621,957)	(370,591)		54,058,080	(16,823,104)	(23,230,576)	(29,693,811)	(33,729,182)	23,831,014	(24,353,112)		(4,050,148)	(13,332,158)	(46,593,721)
Net Assets:
Beginning of year	112,084,207	125,706,164	396,131,296		342,073,216	212,188,717	235,419,293	446,155,901	479,885,083	—	24,353,112		28,403,260	405,743,022	452,336,743
End of year	$114,304,086	$112,084,207	$395,760,705		$396,131,296	$195,365,613	$212,188,717	$416,462,090	$446,155,901	$23,831,014	$—		$24,353,112	$392,410,864	$405,743,022

(a) For the period April 25, 2025 to December 31, 2025.

(b) For the period January 1, 2025 to April 25, 2025.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2025 and 2024

	BHFTI SSGA Growth ETF Division		BHFTI T. Rowe Price Large Cap Value Division			BHFTI T. Rowe Price Mid Cap Growth Division		BHFTI TCW Core Fixed Income Division	BHFTI Victory Sycamore Mid Cap Value Division			BHFTI Western Asset Management Government Income Division		BHFTII Baillie Gifford International Stock Division
	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$725,480	$866,079		$1,491	$1,787	$(3,707,088)	$(4,168,345)	$(264)	$8,785	$102,682		$139,431	$4,034,482	$3,681,651	$(527,139)	$(445,181)
Net realized gains (losses)	6,905,557	(58,035)		21,898	14,566	39,614,222	30,160,126	1,906	(110)	34,276,032		25,514,759	(6,143,634)	(6,983,743)	3,423,033	4,575,508
Change in unrealized gains (losses) on investments	7,778,088	10,614,539	1,225		20,619	(29,732,675)	1,459,325	5,714	(3,659)		(31,614,923)	913,061	12,273,213	1,345,055	10,885,335	(1,093,379)
Net increase (decrease) in net assets resulting from operations	15,409,125	11,422,583	24,614		36,972	6,174,459	27,451,106	7,356	5,016		2,763,791	26,567,251	10,164,061	(1,957,037)	13,781,229	3,036,948
Contract Transactions:
Purchase payments received from Contract owners	988,655	1,068,316		156	2,725	3,566,226	3,696,582	—	—	1,922,171	2,084,868	1,826,974	2,374,251		641,729	728,769
Net transfers (including fixed account)	(2,457,153)	(5,273,719)		989	(63,265)	(499,217)	(5,404,646)	(292,197)	280,515		4,714,601	(7,649,160)	(809,761)	9,153,246	(1,401,329)	120,021
Contract charges	(754,886)	(898,930)		(13)	(13)	(1,297,188)	(1,522,602)	—	—	(832,722)		(989,281)	(4,521,752)	(4,778,146)	(230,487)	(266,816)
Transfers for Contract benefits and terminations	(11,960,516)	(14,655,089)	(5,085)		(198,324)	(46,044,513)	(58,495,622)	(709)	(1,209)		(39,092,933)	(46,368,656)	(29,495,253)	(38,502,681)	(11,353,739)	(11,568,025)
Net increase (decrease) in net assets resulting from Contract transactions	(14,183,900)	(19,759,422)	(3,953)		(258,877)	(44,274,692)	(61,726,288)	(292,906)	279,306		(33,288,883)	(52,922,229)	(32,999,792)	(31,753,330)	(12,343,826)	(10,986,051)
Net increase (decrease) in net assets	1,225,225	(8,336,839)		20,661	(221,905)	(38,100,233)	(34,275,182)	(285,550)	284,322		(30,525,092)	(26,354,978)	(22,835,731)	(33,710,367)	1,437,403	(7,949,103)
Net Assets:
Beginning of year	95,901,177	104,238,016	228,669		450,574	327,201,406	361,476,588	299,128	14,806		293,509,460	319,864,438	184,193,248	217,903,615	82,161,291	90,110,394
End of year	$97,126,402	$95,901,177		$249,330	$228,669	$289,101,173	$327,201,406	$13,578	$299,128		$262,984,368	$293,509,460	$161,357,517	$184,193,248	$83,598,694	$82,161,291

(a) For the period April 25, 2025 to December 31, 2025.

(b) For the period January 1, 2025 to April 25, 2025.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2025 and 2024

	BHFTII BlackRock Bond Income Division		BHFTII BlackRock Capital Appreciation Division			BHFTII BlackRock Ultra-Short Term Bond Division			BHFTII Brighthouse Asset Allocation 20 Division	BHFTII Brighthouse Asset Allocation 40 Division			BHFTII Brighthouse Asset Allocation 60 Division		BHFTII Brighthouse Asset Allocation 80 Division
	2025	2024	2025	2024		2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$8,950,050	$6,617,718	$(2,327,600)		$(2,371,475)		$938,624	$1,292,228	$2,826,140	$2,572,237		$7,111,683	$6,148,700	$19,125,165	$13,249,710	$5,965,332	$2,097,722
Net realized gains (losses)	(6,188,006)	(5,439,744)	33,002,820		17,641,070		103,740	257,833	(2,388,087)	(4,581,369)		685,644	(8,263,766)	44,760,290	12,427,092	51,466,442	22,471,332
Change in unrealized gains (losses) on investments	11,355,861	(963,763)	(10,244,545)		33,463,477		(360,393)	(501,771)	10,573,637	6,389,462		39,392,038	27,134,069	162,600,654	114,332,420	115,235,591	99,736,388
Net increase (decrease) in net assets resulting from operations	14,117,905	214,211	20,430,675		48,733,072		681,971	1,048,290	11,011,690	4,380,330		47,189,365	25,019,003	226,486,109	140,009,222	172,667,365	124,305,442
Contract Transactions:
Purchase payments received from Contract owners	1,472,419	1,616,046	2,348,194		1,883,996		51,659	97,706	1,796,834	1,140,057		3,697,317	2,777,406	13,594,790	15,759,296	14,596,009	18,681,444
Net transfers (including fixed account)	6,264,832	16,826,644	(5,269,265)		6,001,978		5,215,188	6,301,837	2,795,608	(1,615,894)		(3,931,168)	(4,199,701)	(26,542,818)	(22,197,691)	(19,043,042)	(16,179,510)
Contract charges	(1,408,281)	(1,515,542)	(766,072)		(861,010)		(324,543)	(365,162)	(1,605,594)	(1,821,760)		(5,036,634)	(5,529,435)	(18,594,201)	(20,791,948)	(8,543,224)	(9,337,335)
Transfers for Contract benefits and terminations	(36,304,299)	(36,394,931)	(30,684,023)		(29,167,608)		(8,475,139)	(9,448,986)	(25,289,602)	(33,001,297)		(77,844,147)	(81,853,466)	(296,496,803)	(310,840,999)	(170,586,861)	(168,530,780)
Net increase (decrease) in net assets resulting from Contract transactions	(29,975,329)	(19,467,783)	(34,371,166)		(22,142,644)		(3,532,835)	(3,414,605)	(22,302,754)	(35,298,894)		(83,114,632)	(88,805,196)	(328,039,032)	(338,071,342)	(183,577,118)	(175,366,181)
Net increase (decrease) in net assets	(15,857,424)	(19,253,572)	(13,940,491)		26,590,428		(2,850,864)	(2,366,315)	(11,291,064)	(30,918,564)		(35,925,267)	(63,786,193)	(101,552,923)	(198,062,120)	(10,909,753)	(51,060,739)
Net Assets:
Beginning of year	234,463,307	253,716,879	195,050,996		168,460,568		28,416,372	30,782,687	151,318,351	182,236,915		509,035,964	572,822,157	1,998,752,092	2,196,814,212	1,311,940,500	1,363,001,239
End of year	$218,605,883	$234,463,307	$181,110,505		$195,050,996		$25,565,508	$28,416,372	$140,027,287	$151,318,351		$473,110,697	$509,035,964	$1,897,199,169	$1,998,752,092	$1,301,030,747	$1,311,940,500

(a) For the period April 25, 2025 to December 31, 2025.

(b) For the period January 1, 2025 to April 25, 2025.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2025 and 2024

	BHFTII Brighthouse/Artisan Mid Cap Value Division		BHFTII Brighthouse/Dimensional International Small Company Division			BHFTII Brighthouse/Wellington Balanced Division		BHFTII Brighthouse/Wellington Core Equity Opportunities Division	BHFTII Frontier Mid Cap Growth Division			BHFTII Jennison Growth Division		BHFTII Loomis Sayles Small Cap Core Division
	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(56,671)	$(208,951)	$57,773		$57,171	$4,445,660	$2,776,940	$31,312	$99,533		$(4,775,322)	$(4,212,170)	$(2,878,463)	$(2,935,674)	$(1,288,709)	$(1,494,932)
Net realized gains (losses)	20,589,872	12,636,417	152,772		(107,577)	55,591,271	21,067,755	41,770,783	14,494,303		22,175,413	(777,403)	45,727,419	31,299,283	12,756,365	9,085,892
Change in unrealized gains (losses) on investments	(20,234,817)	(6,990,433)	936,060		145,360	(11,208,726)	32,831,051	(20,496,844)	14,103,820	(3,054,781)		67,876,371	(15,445,719)	29,455,194	(7,508,172)	4,728,790
Net increase (decrease) in net assets resulting from operations	298,384	5,437,033	1,146,605		94,954	48,828,205	56,675,746	21,305,251	28,697,656	14,345,310		62,886,798	27,403,237	57,818,803	3,959,484	12,319,750
Contract Transactions:
Purchase payments received from Contract owners	1,137,682	1,151,861	10,971		11,521	2,409,893	3,893,843	2,426,533	2,805,834		1,384,429	2,152,426	3,207,224	3,240,224	867,179	825,366
Net transfers (including fixed account)	881,357	(3,367,393)	(268,026)		66,456	(1,068,666)	(286,230)	2,226,148	(6,601,801)		(1,968,159)	(6,920,186)	(9,049,293)	8,283,919	(890,806)	(2,668,935)
Contract charges	(308,248)	(372,146)	(30,483)		(30,555)	(227,867)	(243,651)	(1,466,515)	(1,711,792)		(296,465)	(349,530)	(962,856)	(1,052,917)	(407,520)	(474,689)
Transfers for Contract benefits and terminations	(18,126,336)	(21,236,356)	(586,025)		(898,612)	(58,379,747)	(66,150,558)	(54,236,907)	(60,714,513)	(47,563,710)		(52,388,333)	(35,619,982)	(33,471,083)	(14,892,938)	(19,011,655)
Net increase (decrease) in net assets resulting from Contract transactions	(16,415,545)	(23,824,034)	(873,563)		(851,190)	(57,266,387)	(62,786,596)	(51,050,741)	(66,222,272)	(48,443,905)		(57,505,623)	(42,424,907)	(22,999,857)	(15,324,085)	(21,329,913)
Net increase (decrease) in net assets	(16,117,161)	(18,387,001)	273,042		(756,236)	(8,438,182)	(6,110,850)	(29,745,490)	(37,524,616)		(34,098,595)	5,381,175	(15,021,670)	34,818,946	(11,364,601)	(9,010,163)
Net Assets:
Beginning of year	136,501,389	154,888,390	3,796,711		4,552,947	472,920,145	479,030,995	373,515,602	411,040,218	413,283,381		407,902,206	244,121,148	209,302,202	117,803,261	126,813,424
End of year	$120,384,228	$136,501,389	$4,069,753		$3,796,711	$464,481,963	$472,920,145	$343,770,112	$373,515,602		$379,184,786	$413,283,381	$229,099,478	$244,121,148	$106,438,660	$117,803,261

(a) For the period April 25, 2025 to December 31, 2025.

(b) For the period January 1, 2025 to April 25, 2025.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2025 and 2024

	BHFTII Loomis Sayles Small Cap Growth Division		BHFTII MetLife Aggregate Bond Index Division			BHFTII MetLife Mid Cap Stock Index Division		BHFTII MetLife MSCI EAFE® Index Division	BHFTII MetLife Russell 2000® Index Division			BHFTII MetLife Stock Index Division		BHFTII MFS® Total Return Division
	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(504,931)	$(553,575)	$3,579,985		$11,066,529	$(981,322)	$(262,585)	$1,715,788	$6,580,212		$(486,670)	$268,010	$(8,561,392)	$(2,208,953)	$1,231,145	$1,137,809
Net realized gains (losses)	4,224,120	(449,902)	(12,042,960)		(11,831,357)	33,726,321	30,978,912	22,781,504	13,476,112		17,034,674	12,618,362	424,443,793	357,173,688	5,668,585	4,545,446
Change in unrealized gains (losses) on investments	(2,750,058)	6,535,909	41,788,526		(2,475,599)	(11,254,136)	18,179,756	68,643,127	(12,139,579)		11,018,332	12,293,734	23,274,085	254,102,128	708,527	78,954
Net increase (decrease) in net assets resulting from operations	969,131	5,532,432	33,325,551		(3,240,427)	21,490,863	48,896,083	93,140,419	7,916,745		27,566,336	25,180,106	439,156,486	609,066,863	7,608,257	5,762,209
Contract Transactions:
Purchase payments received from Contract owners	599,851	594,163	5,559,386		6,298,616	5,097,078	5,303,253	4,460,161	4,959,853		3,733,369	3,805,912	22,399,648	23,968,647	946,162	883,109
Net transfers (including fixed account)	208,918	(668,462)	27,749,355		60,910,497	5,848,032	(5,194,767)	(22,794,235)	16,356,121		(1,460,403)	(4,362,763)	(37,975,474)	(80,893,974)	(671,257)	(463,749)
Contract charges	(87,134)	(101,322)	(3,913,631)		(4,201,037)	(1,236,047)	(1,428,002)	(1,344,300)	(1,432,352)		(627,194)	(726,134)	(5,102,603)	(5,636,164)	(255,002)	(291,184)
Transfers for Contract benefits and terminations	(6,088,654)	(6,245,531)	(90,769,998)		(100,213,243)	(52,962,240)	(63,597,065)	(48,589,636)	(50,177,648)		(32,625,008)	(37,946,013)	(383,514,761)	(406,053,785)	(12,510,990)	(15,421,051)
Net increase (decrease) in net assets resulting from Contract transactions	(5,367,019)	(6,421,152)	(61,374,888)		(37,205,167)	(43,253,177)	(64,916,581)	(68,268,010)	(30,294,026)		(30,979,236)	(39,228,998)	(404,193,190)	(468,615,276)	(12,491,087)	(15,292,875)
Net increase (decrease) in net assets	(4,397,888)	(888,720)	(28,049,337)		(40,445,594)	(21,762,314)	(16,020,498)	24,872,409	(22,377,281)		(3,412,900)	(14,048,892)	34,963,296	140,451,587	(4,882,830)	(9,530,666)
Net Assets:
Beginning of year	43,865,913	44,754,633	636,633,596		677,079,190	410,327,328	426,347,826	350,029,988	372,407,269		262,270,223	276,319,115	2,959,512,988	2,819,061,401	85,769,228	95,299,894
End of year	$39,468,025	$43,865,913	$608,584,259		$636,633,596	$388,565,014	$410,327,328	$374,902,397	$350,029,988		$258,857,323	$262,270,223	$2,994,476,284	$2,959,512,988	$80,886,398	$85,769,228

(a) For the period April 25, 2025 to December 31, 2025.

(b) For the period January 1, 2025 to April 25, 2025.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2025 and 2024

	BHFTII MFS® Value Division		BHFTII Neuberger Berman Genesis Division			BHFTII T. Rowe Price Large Cap Growth Division		BHFTII T. Rowe Price Small Cap Growth Division	BHFTII VanEck Global Natural Resources Division				BHFTII Western Asset Management Strategic Bond Opportunities Division		BHFTII Western Asset Management U.S. Government Division
	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024		2025	2024	2025	2024
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$1,807,985	$2,110,355	$(2,434,890)		$(2,788,843)	$(6,834,286)	$(7,083,569)	$(3,450,547)	$(4,312,554)		$280,258		$205,699	$14,780,948	$15,443,317	$2,083,114	$1,371,064
Net realized gains (losses)	48,524,006	44,899,279	24,533,447		24,482,887	96,319,571	48,541,920	69,976,198	24,253,103		892,910		1,086,916	(7,234,041)	(6,991,925)	(1,416,293)	(1,968,033)
Change in unrealized gains (losses) on investments	662,968	4,445,232	(34,901,406)		(4,151,874)	(15,569,485)	100,788,500	(39,544,128)	21,077,165		3,609,161		(1,711,157)	9,462,993	(106,252)	3,658,595	1,309,829
Net increase (decrease) in net assets resulting from operations	50,994,959	51,454,866	(12,802,849)		17,542,170	73,915,800	142,246,851	26,981,523	41,017,714		4,782,329		(418,542)	17,009,900	8,345,140	4,325,416	712,860
Contract Transactions:
Purchase payments received from Contract owners	3,869,440	4,165,791	1,690,095		1,383,985	5,872,464	6,217,477	3,595,838	3,852,786		18,254		39,973	2,055,369	2,064,280	618,947	708,684
Net transfers (including fixed account)	(2,852,701)	(9,085,545)	5,948,886		(2,851,353)	(15,787,684)	(10,544,710)	(7,194,457)	(4,462,361)		(1,520,446)		748,792	2,552,546	8,310,387	2,379,786	8,948,974
Contract charges	(1,906,607)	(2,171,423)	(347,807)		(426,396)	(1,586,217)	(1,773,615)	(737,637)	(868,715)		(207,765)		(229,605)	(1,018,380)	(1,140,047)	(497,565)	(557,360)
Transfers for Contract benefits and terminations	(69,767,188)	(85,041,930)	(27,225,461)		(31,439,837)	(84,020,478)	(88,920,514)	(45,363,610)	(57,519,814)		(2,624,200)		(2,753,354)	(39,669,572)	(40,305,024)	(14,523,193)	(17,607,594)
Net increase (decrease) in net assets resulting from Contract transactions	(70,657,056)	(92,133,107)	(19,934,287)		(33,333,601)	(95,521,915)	(95,021,362)	(49,699,866)	(58,998,104)		(4,334,157)		(2,194,194)	(36,080,037)	(31,070,404)	(12,022,025)	(8,507,296)
Net increase (decrease) in net assets	(19,662,097)	(40,678,241)	(32,737,136)		(15,791,431)	(21,606,115)	47,225,489	(22,718,343)	(17,980,390)		448,172		(2,612,736)	(19,070,137)	(22,725,264)	(7,696,609)	(7,794,436)
Net Assets:
Beginning of year	473,716,519	514,394,760	223,478,177		239,269,608	580,529,954	533,304,465	340,875,948	358,856,338		15,465,020		18,077,756	244,115,821	266,841,085	83,766,297	91,560,733
End of year	$454,054,422	$473,716,519	$190,741,041		$223,478,177	$558,923,839	$580,529,954	$318,157,605	$340,875,948		$15,913,192		$15,465,020	$225,045,684	$244,115,821	$76,069,688	$83,766,297

(a) For the period April 25, 2025 to December 31, 2025.

(b) For the period January 1, 2025 to April 25, 2025.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2025 and 2024

	BlackRock Global Allocation V.I. Division		Calvert VP SRI Balanced Division		Calvert VP SRI Mid Cap Division			Fidelity® VIP Contrafund® Division			Fidelity® VIP Equity-Income Division			Fidelity® VIP Freedom 2020 Division		Fidelity® VIP Freedom 2025 Division
	2025	2024	2025	2024	2025	2024	2025		2024	2025		2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$492	$19	$239,406	$279,085		$(33,011)	$(48,650)		$(3,328)	$(3,463)		$497,890		$443,494	$33,058	$56,676	$92,152	$62,555
Net realized gains (losses)	1,686	1,269	4,239,316	2,183,333		318,194	11,572		57,505	223,571		4,964,584		5,403,331	183,210	8,958	271,416	170,267
Change in unrealized gains (losses) on investments	726	(51)	534,014	5,963,490		(256,314)	540,238		4,722	(89,522)		5,164,603		2,774,720	157,608	124,959	391,036	205,429
Net increase (decrease) in net assets resulting from operations	2,904	1,237	5,012,736	8,425,908		28,869	503,160		58,899	130,586		10,627,077		8,621,545	373,876	190,593	754,604	438,251
Contract Transactions:
Purchase payments received from Contract owners	—	—	1,000,787	984,518		109,654	149,306		9,930	9,915		557,657	563,546	210,871		157,067	695,849	629,613
Net transfers (including fixed account)	(905)	(323)	408,813	473,136		(120,877)	23,054		78,037	11,337		(842,483)		(60,546)	518,389	1,237,938	1,062,174	1,031,082
Contract charges	(3)	(3)	(22,581)	(25,110)		(248)	(305)	(12)		(10)	(6,148)	(6,464)		(446)	(165)	(3,720)	(3,895)
Transfers for Contract benefits and terminations	(807)	(739)	(5,162,610)	(5,493,160)		(340,843)	(732,553)		(10)	(550,737)		(5,844,197)		(9,649,091)	(1,802,661)	(1,678,935)	(902,730)	(2,003,307)
Net increase (decrease) in net assets resulting from Contract transactions	(1,715)	(1,065)	(3,775,591)	(4,060,616)		(352,314)	(560,498)		87,945	(529,495)		(6,135,171)		(9,152,555)	(1,073,847)	(284,095)	851,573	(346,507)
Net increase (decrease) in net assets	1,189	172	1,237,145	4,365,292		(323,445)	(57,338)		146,844	(398,909)		4,491,906		(531,010)	(699,971)	(93,502)	1,606,177	91,744
Net Assets:
Beginning of year	17,227	17,055	51,979,848	47,614,556		5,768,785	5,826,123		222,225	621,134		62,797,305		63,328,315	3,261,803	3,355,305	5,636,522	5,544,778
End of year	$18,416	$17,227	$53,216,993	$51,979,848		$5,445,340	$5,768,785		$369,069	$222,225		$67,289,211		$62,797,305	$2,561,832	$3,261,803	$7,242,699	$5,636,522

(a) For the period April 25, 2025 to December 31, 2025.

(b) For the period January 1, 2025 to April 25, 2025.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2025 and 2024

	Fidelity® VIP Freedom 2030 Division		Fidelity® VIP Freedom 2035 Division			Fidelity® VIP Freedom 2040 Division		Fidelity® VIP Freedom 2045 Division	Fidelity® VIP Freedom 2050 Division			Fidelity® VIP Freedom 2055 Division		Fidelity® VIP Freedom 2060 Division
	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$123,793	$98,168	$114,354		$69,918	$59,675	$20,971	$22,971	$10,274		$42,680	$14,160	$3,278	$2,909	$6,086	$2,528
Net realized gains (losses)	712,772	198,495	814,065		218,535	766,410	228,849	720,000	154,914		1,382,094	402,651	110,912	14,963	119,740	18,190
Change in unrealized gains (losses) on investments	553,745	470,283	816,795		516,875	819,888	497,817	825,081	538,976		1,726,807	1,115,693	118,709	56,654	169,758	41,460
Net increase (decrease) in net assets resulting from operations	1,390,310	766,946	1,745,214		805,328	1,645,973	747,637	1,568,052	704,164		3,151,581	1,532,504	232,899	74,526	295,584	62,178
Contract Transactions:
Purchase payments received from Contract owners	1,192,691	1,642,171	2,093,431		1,786,527	2,043,330	2,235,049	1,578,277	1,352,674		3,204,211	3,227,852	707,482	560,725	693,639	576,558
Net transfers (including fixed account)	1,132,875	931,437	(185,489)		1,005,276	496,450	483,259	88,204	771,258		1,002,850	414,854	81,985	146,706	223,524	115,066
Contract charges	(7,181)	(5,271)	(7,707)		(6,171)	(10,905)	(12,119)	(8,289)	(6,990)		(14,051)	(13,733)	(2,081)	(951)	(2,384)	(1,039)
Transfers for Contract benefits and terminations	(2,563,443)	(1,530,083)	(947,401)		(765,847)	(989,638)	(629,884)	(505,123)	(236,929)		(2,045,860)	(1,022,012)	(342,051)	(18,802)	(191,091)	(12,559)
Net increase (decrease) in net assets resulting from Contract transactions	(245,058)	1,038,254	952,834		2,019,785	1,539,237	2,076,305	1,153,069	1,880,013		2,147,150	2,606,961	445,335	687,678	723,688	678,026
Net increase (decrease) in net assets	1,145,252	1,805,200	2,698,048		2,825,113	3,185,210	2,823,942	2,721,121	2,584,177		5,298,731	4,139,465	678,234	762,204	1,019,272	740,204
Net Assets:
Beginning of year	10,596,018	8,790,818	11,067,744		8,242,631	8,902,190	6,078,248	8,226,373	5,642,196		15,913,651	11,774,186	1,074,783	312,579	1,141,791	401,587
End of year	$11,741,270	$10,596,018	$13,765,792		$11,067,744	$12,087,400	$8,902,190	$10,947,494	$8,226,373		$21,212,382	$15,913,651	$1,753,017	$1,074,783	$2,161,063	$1,141,791

(a) For the period April 25, 2025 to December 31, 2025.

(b) For the period January 1, 2025 to April 25, 2025.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2025 and 2024

	Fidelity® VIP Freedom 2065 Division	Fidelity® VIP Freedom 2070 Division	Fidelity® VIP FundsManager 50% Division			Fidelity® VIP FundsManager 60% Division		Fidelity® VIP Government Money Market Division		Fidelity® VIP Growth Division				Fidelity® VIP Investment Grade Bond Division
	2025 (a)	2025 (a)	2025	2024	2025		2024	2025	2024	2025	2024		2025	2024
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$476	$(48)	$757,589		$262,199		$258,842	$(144,139)	$126,738	$156,492		$(884,446)	$(1,258,824)		$132,528	$127,286
Net realized gains (losses)	931	99	1,807,497		802,535	2,769,475		866,104	—	—	21,258,028		36,486,240		(91,284)	(206,512)
Change in unrealized gains (losses) on investments	655	944	12,579,431		9,367,399		14,384,744	11,192,201	—	—		(3,074,782)		(2,220,658)	272,887	113,003
Net increase (decrease) in net assets resulting from operations	2,062	995	15,144,517		10,432,133		17,413,061	11,914,166	126,738	156,492		17,298,800		33,006,758	314,131	33,777
Contract Transactions:
Purchase payments received from Contract owners	31,806	16,295	293,708		1,103,219		357,178	124,241	106,674	145,998		871,964		714,464	171,761	157,271
Net transfers (including fixed account)	37,946	6,647	—		—		—	—	1,623,672	521,237	(2,565,485)		741,211		324,416	155,599
Contract charges	(56)	(15)	—		—	—	—	—	—	(3,479)		(3,193)		(431)	(501)
Transfers for Contract benefits and terminations	(9,794)	(75)	(25,192,608)		(39,856,764)		(28,738,513)	(34,163,176)	(1,903,835)	(565,521)		(12,241,929)		(19,009,501)	(841,476)	(1,293,665)
Net increase (decrease) in net assets resulting from Contract transactions	59,902	22,852	(24,898,900)		(38,753,545)		(28,381,335)	(34,038,935)	(173,489)	101,714		(13,938,929)		(17,557,019)	(345,730)	(981,296)
Net increase (decrease) in net assets	61,964	23,847	(9,754,383)		(28,321,412)		(10,968,274)	(22,124,769)	(46,751)	258,206		3,359,871		15,449,739	(31,599)	(947,519)
Net Assets:
Beginning of year	—	—	141,921,193		170,242,605		145,937,898	168,062,667	4,101,596	3,843,390		135,093,218		119,643,479	4,998,288	5,945,807
End of year	$61,964	$23,847	$132,166,810		$141,921,193		$134,969,624	$145,937,898	$4,054,845	$4,101,596		$138,453,089		$135,093,218	$4,966,689	$4,998,288

(a) For the period April 25, 2025 to December 31, 2025.

(b) For the period January 1, 2025 to April 25, 2025.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Continued)

For the years ended December 31, 2025 and 2024

	Fidelity® VIP Mid Cap Division		FTVIPT Templeton Foreign VIP Division						Janus Henderson Enterprise Division					LMPVET ClearBridge Variable Appreciation Division			LMPVET ClearBridge Variable Dividend Strategy Division				LMPVET ClearBridge Variable Large Cap Growth Division					LMPVET ClearBridge Variable Small Cap Growth Division
	2025	2024	2025				2024	2025		2024		2025			2024	2025	2024		2025		2024	2025		2024
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(427)	$(1,007)			$54			$40		$(186)	$(161)				$(85)	$(154)	$879 $		155		$(2,768)	$(3,154)				$(251)	$(282)
Net realized gains (losses)	8,149	44,943			237			2	2,363	4,275				4,076		17,845	10,112		11,992		23,968	121,344				1,655	324
Change in unrealized gains (losses) on investments	(718)	(14,191)	586					(110)		(646)		627				(907)	(9,799)		(3,703)		(1,291)	(1,235)				(36,296)	414	314
Net increase (decrease) in net assets resulting from operations	7,004	29,745	877					(68)		1,531		4,741				3,084	7,892		7,288		10,856	19,965				81,894	1,818	356
Contract Transactions:
Purchase payments received from Contract owners	585	585		780				780	—	—			—			—	—		—	4,998	8,789		1			1,376
Net transfers (including fixed account)	917	101		—				—	199	(1,474)					(747)	(642)	1,637		(413)		(2,171)	5,498			47	208
Contract charges	—	—		—				—	—	—			—			—	—		—	(11)	(11)		(3)			(3)
Transfers for Contract benefits and terminations	(1,909)	(246,547)	(4)					(2)		(2,918)		(33,094)				(4)	(42,138)		(3,512)		(33,886)	(5,405)				(286,185)	(5)	(14,510)
Net increase (decrease) in net assets resulting from Contract transactions	(407)	(245,861)	776					778		(2,719)		(34,568)				(751)	(42,780)		(1,875)		(34,299)	(2,589)				(271,909)	40	(12,929)
Net increase (decrease) in net assets	6,597	(216,116)			1,653			710	(1,188)		(29,827)					2,333	(34,888)	5,413	(23,443)			17,376	(190,015)			1,858	(12,573)
Net Assets:
Beginning of year	65,484	281,600	2,788					2,078		24,022		53,849				23,762	58,650		65,795		89,238	262,128				452,143	22,480	35,053
End of year	$72,081	$65,484				$4,441		$2,788		$22,834	$24,022					$26,095	$23,762		$71,208	$65,795		$279,504			$262,128		$24,338	$22,480

(a) For the period April 25, 2025 to December 31, 2025.

(b) For the period January 1, 2025 to April 25, 2025.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS — (Concluded)

For the years ended December 31, 2025 and 2024

	Nomura VIP Small Cap Value Division		PIMCO VIT CommodityRealReturn® Strategy Division				PIMCO VIT Dynamic Bond Division					PIMCO VIT Emerging Markets Bond Division
	2025	2024	2025	2024		2025		2024		2025			2024
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$3	$8	$32		$(159)	$278		$311			$424			$609
Net realized gains (losses)	30	66	(1,730)		(31,093)			(49)	(550)				(678)	(569)
Change in unrealized gains (losses) on investments	3	(10)	2,349			32,302		202		624				1,241	681
Net increase (decrease) in net assets resulting from operations	36	64	651			1,050		431		385				987	721
Contract Transactions:
Purchase payments received from Contract owners	—	—	104		83	—		—			—			—
Net transfers (including fixed account)	—	—	16,392		(59,879)			26	234			212		390
Contract charges	—	—	(3)		(4)	(4)		(4)			(5)			(5)
Transfers for Contract benefits and terminations	(2)	(436)	(20,948)			(10,306)		(349)		(4,137)				(4,708)	(3,341)
Net increase (decrease) in net assets resulting from Contract transactions	(2)	(436)	(4,455)			(70,106)		(327)		(3,907)				(4,501)	(2,956)
Net increase (decrease) in net assets	34	(372)	(3,804)		(69,056)			104	(3,522)					(3,514)	(2,235)
Net Assets:
Beginning of year	481	853	5,442			74,498		6,735		10,257				11,409	13,644
End of year	$515	$481	$1,638		$5,442		$6,839		$6,735			$7,895		$11,409

(a) For the period April 25, 2025 to December 31, 2025.

(b) For the period January 1, 2025 to April 25, 2025.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS

1.
ORGANIZATION

Metropolitan Life Separate Account E (the “Separate Account”), a separate account of Metropolitan Life Insurance Company (the “Company”), was established by the Company’s Board of Directors on September 27, 1983 to support operations of the Company with respect to certain variable annuity contracts (the “Contracts”). The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and is subject to the rules and regulations of the United States Securities and Exchange Commission, as well as the New York State Department of Financial Services.

The Separate Account is divided into divisions (the “Divisions”), each of which is treated as an individual accounting entity for financial reporting purposes. Each Division invests in shares of the corresponding fund, series or portfolio (with the same name) of registered investment management companies (the “Trusts”), which are presented below:

American Funds Insurance Series® (“American Funds”)

BlackRock Variable Series Funds, Inc. (“BlackRock”)

Brighthouse Funds Trust I (“BHFTI”)

Brighthouse Funds Trust II (“BHFTII”)

Calvert Variable Series, Inc. (“Calvert”)

Delaware VIP Trust

Fidelity® Variable Insurance Products (“Fidelity VIP”)

Franklin Templeton Variable Insurance Products Trust (“FTVIPT”)

Janus Aspen Series (“Janus Aspen”)

Legg Mason Partners Variable Equity Trust (“LMPVET”)

PIMCO Variable Insurance Trust (“PIMCO VIT”)

The assets of each of the Divisions of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account’s assets applicable to the Contracts cannot be used for liabilities arising out of any other business conducted by the Company.

2.
LIST OF DIVISIONS

A. The following Divisions had net assets as of the year ended December 31, 2025:

American Funds® Global Growth Division

American Funds® Global Small Capitalization Division (a)

American Funds® Growth Division

American Funds® Growth-Income Division

American Funds® The Bond Fund of America Division

BHFTI Allspring Mid Cap Value Division

BHFTI American Funds® Aggressive Allocation Division (a)

BHFTI American Funds® Balanced Allocation Division (a)

BHFTI American Funds® Growth Division

BHFTI American Funds® Moderate Allocation Division (a)

BHFTI BlackRock High Yield Division (a)

BHFTI Brighthouse Asset Allocation 100 Division (a)

BHFTI Brighthouse Small Cap Value Division

BHFTI Brighthouse/Eaton Vance Floating Rate Division

BHFTI Brighthouse/Franklin Low Duration Total Return Division

BHFTI Brighthouse/Templeton International Bond Division

BHFTI Brighthouse/Wellington Large Cap Research Division (a)

BHFTI CBRE Global Real Estate Division (a)

BHFTI Harris Oakmark International Division (a)

BHFTI Invesco Comstock Division

BHFTI Invesco Global Equity Division (a)

BHFTI Invesco Small Cap Growth Division (a)

BHFTI JPMorgan Core Bond Division

BHFTI JPMorgan Global Active Allocation Division

BHFTI JPMorgan Small Cap Value Division (a)

BHFTI Loomis Sayles Global Allocation Division

BHFTI Loomis Sayles Growth Division (a)

BHFTI MetLife Multi-Index Targeted Risk Division

BHFTI MFS® Research International Division (a)

BHFTI Morgan Stanley Discovery Division (a)

BHFTI PIMCO Inflation Protected Bond Division (a)

BHFTI PIMCO Total Return Division (a)

BHFTI SSGA Emerging Markets Enhanced Index Division (a) (b)

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

2.
LIST OF DIVISIONS — (Continued)

BHFTI SSGA Growth and Income ETF Division (a)

BHFTI SSGA Growth ETF Division (a)

BHFTI T. Rowe Price Large Cap Value Division

BHFTI T. Rowe Price Mid Cap Growth Division (a)

BHFTI TCW Core Fixed Income Division

BHFTI Victory Sycamore Mid Cap Value Division (a)

BHFTI Western Asset Management Government Income Division

BHFTII Baillie Gifford International Stock Division (a)

BHFTII BlackRock Bond Income Division (a)

BHFTII BlackRock Capital Appreciation Division (a)

BHFTII BlackRock Ultra-Short Term Bond Division (a)

BHFTII Brighthouse Asset Allocation 20 Division (a)

BHFTII Brighthouse Asset Allocation 40 Division (a)

BHFTII Brighthouse Asset Allocation 60 Division (a)

BHFTII Brighthouse Asset Allocation 80 Division (a)

BHFTII Brighthouse/Artisan Mid Cap Value Division (a)

BHFTII Brighthouse/Dimensional International Small Company Division

BHFTII Brighthouse/Wellington Balanced Division (a)

BHFTII Brighthouse/Wellington Core Equity Opportunities Division (a)

BHFTII Frontier Mid Cap Growth Division (a)

BHFTII Jennison Growth Division (a)

BHFTII Loomis Sayles Small Cap Core Division (a)

BHFTII Loomis Sayles Small Cap Growth Division (a)

BHFTII MetLife Aggregate Bond Index Division (a)

BHFTII MetLife Mid Cap Stock Index Division (a)

BHFTII MetLife MSCI EAFE® Index Division (a)

BHFTII MetLife Russell 2000® Index Division (a)

BHFTII MetLife Stock Index Division (a)

BHFTII MFS® Total Return Division (a)

BHFTII MFS® Value Division (a)

BHFTII Neuberger Berman Genesis Division (a)

BHFTII T. Rowe Price Large Cap Growth Division (a)

BHFTII T. Rowe Price Small Cap Growth Division (a)

BHFTII VanEck Global Natural Resources Division

BHFTII Western Asset Management Strategic Bond Opportunities Division (a)

BHFTII Western Asset Management U.S. Government Division (a)

BlackRock Global Allocation V.I. Division

Calvert VP SRI Balanced Division

Calvert VP SRI Mid Cap Division

Fidelity® VIP Contrafund® Division

Fidelity® VIP Equity-Income Division

Fidelity® VIP Freedom 2020 Division

Fidelity® VIP Freedom 2025 Division

Fidelity® VIP Freedom 2030 Division

Fidelity® VIP Freedom 2035 Division

Fidelity® VIP Freedom 2040 Division

Fidelity® VIP Freedom 2045 Division

Fidelity® VIP Freedom 2050 Division

Fidelity® VIP Freedom 2055 Division

Fidelity® VIP Freedom 2060 Division

Fidelity® VIP Freedom 2065 Division (b)

Fidelity® VIP Freedom 2070 Division (b)

Fidelity® VIP FundsManager 50% Division

Fidelity® VIP FundsManager 60% Division

Fidelity® VIP Government Money Market Division

Fidelity® VIP Growth Division

Fidelity® VIP Investment Grade Bond Division

Fidelity® VIP Mid Cap Division

FTVIPT Templeton Foreign VIP Division

Janus Henderson Enterprise Division

LMPVET ClearBridge Variable Appreciation Division

LMPVET ClearBridge Variable Dividend Strategy Division

LMPVET ClearBridge Variable Large Cap Growth Division

LMPVET ClearBridge Variable Small Cap Growth Division

Nomura VIP Small Cap Value Division

PIMCO VIT CommodityRealReturn® Strategy Division

PIMCO VIT Dynamic Bond Division

PIMCO VIT Emerging Markets Bond Division

(a)
This Division invests in two or more share classes within the underlying portfolio, series or fund of the Trusts.
(b)
This Division began operations during the year ended December 31, 2025.

B. The following Division ceased operations during the year ended December 31, 2025 and is not included in included in the statements of assets and liabilities:

BHFTI SSGA Emerging Markets Enhanced Index II Division

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

2.
LIST OF DIVISIONS — (Concluded)

C. The following Divisions are offered investment options in the Separate Account. During the year ended December 31, 2025, these Divisions had no activity and had no net assets as of December 31, 2025. These Divisions are not included in the accompanying financial statements:

BHFTI Brighthouse/Artisan International Division

FTVIPT Templeton Developing Markets VIP Division

3.
PORTFOLIO CHANGES

The operations of the Divisions were affected by the following changes that occurred during the year ended December 31, 2025:

Name Changes:

Former Name

BHFTI American Funds® Growth Allocation Portfolio

Macquarie VIP Small Cap Value Series

New Name

BHFTI American Funds® Aggressive Allocation Portfolio

Nomura VIP Small Cap Value Series

Merger:

Former Portfolio

BHFTI SSGA Emerging Markets Enhanced Index II Portfolio

New Portfolio

BHFTI SSGA Emerging Markets Enhanced Index Portfolio

4.
SIGNIFICANT ACCOUNTING POLICIES

Basis of Accounting

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, Investment Companies.

Security Transactions

Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

Security Valuation

A Division’s investment in shares of a fund, series or portfolio of the Trusts is valued at fair value based on the closing net asset value (“NAV”). All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Divisions. The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Each Division invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their daily NAV as reported by the Trusts at the close of each business day.

ASC Topic 820, Fair Value Measurement (“ASC 820”) provides that the Separate Account is not required to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. Additionally, ASC 820 does not require certain disclosures for all investments that are eligible to be measured at fair value using the net asset value per share practical expedient. The Separate Account’s investments in shares of a fund, series or portfolio of the Trusts are using NAV as a practical expedient, therefore investments are not categorized within the ASC 820 fair value hierarchy.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

4.
SIGNIFICANT ACCOUNTING POLICIES — (Concluded)

Federal Income Taxes

The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

Annuity Payouts

Net assets allocated to Contracts in the annuity payout period are computed according to industry standard mortality tables and, if any, are shown in net assets from Contracts in payout on the statements of assets and liabilities. The assumed investment return is between 3.0 and 6.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. Annuity payouts, if any, are included in transfers for Contract benefits and terminations on the statements of changes in net assets of the applicable Divisions.

Purchase Payments

Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Divisions in accordance with the selection made by the Contract owner. Purchase payments received from Contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus for the Contracts, and are reported as Contract transactions on the statements of changes in net assets of the applicable Divisions.

Net Transfers

Assets transferred by the Contract owner into or out of Divisions within the Separate Account or into or out of the fixed account, which is part of the Company’s general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Divisions.

Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

Segment Reporting

Each Division of the Separate Account constitutes a single operating segment and therefore, a single reportable segment. The chief operating decision maker (“CODM”) oversees the activities of the Separate Account using information of each Division. The Separate Account is engaged in a single line of business as a registered unit investment trust. The Separate Account is a funding vehicle for individual and group variable annuity Contracts issued by the Company to support the liabilities of the applicable Contracts. The Divisions have identified the Company’s Assistant Vice President of Life and Annuity Products as the CODM.

The CODM uses the increase (decrease) in net assets from operations as their performance measure in order to make operational decisions while monitoring the net assets of each of the Divisions within the Separate Account. The accounting policies used to measure profit and loss of the segment are the same as those described in the summary of significant accounting policies. The measure of segment assets is reported on the statements of assets and liabilities as net assets. The measure of segment profit and loss is reported on the statements of operations and changes in net assets as increase (decrease) in net assets from operations. All assets and increases (decreases) in net assets from operations are generated in the U.S.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

5.
EXPENSES & CONTRACT CHARGES

The following annual Separate Account charge paid to the Company is an asset-based charge and assessed through a daily reduction in unit values, which are recorded as administrative charges in the accompanying statements of operations of the applicable Divisions:

Administrative — The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each Contract and the Separate Account.

The following annual Separate Account charges paid to the Company are asset-based charges and assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Divisions:

Mortality and Expense Risk — The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the insured (the annuitant) may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

Optional Death Benefit Rider — For an additional charge, the total death benefit payable may be increased based on increases in account value of the Contracts.

Earnings Preservation Benefit — For an additional charge, the Company will provide additional amounts at death to pay expenses that may be due upon the death of the Contract owner, unless the Contract owner is a non-natural person and then the benefit is payable upon the death of the annuitant. This amount may not be sufficient to cover expenses that the Contract owner’s heirs may have to pay.

Enhanced Stepped-Up Benefit Rider — For an additional charge, the total death benefit payable may be increased based on the greater of the account balance or highest annual Contract anniversary value in the Contract or the greater of the account balance, annual increase amount or highest annual Contract anniversary value in the Contract.

Preservation and Growth Rider — For an additional charge, the Company will guarantee at a future date the Account Value (adjusted for withdrawals) will not be less than the initial Purchase Payment.

The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2025.

Administrative	0.10% - 0.75%
Mortality and Expense Risk	0.00% - 2.05%
Optional Death Benefit Rider	0.25%
Earnings Preservation Benefit	0.25%
Enhanced Stepped-Up Benefit Rider	0.10% - 0.35%
Preservation and Growth Rider	1.15% - 1.80%

The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular Contract. The range of the effective rates disclosed above excludes any waivers granted to certain Divisions.

Asset-based charges that have not been redeemed from the Divisions are recorded as Accrued Fees in the accompanying statements of assets and liabilities.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

5.
EXPENSES & CONTRACT CHARGES — (Concluded)

The following optional rider charges paid to the Company are charged at each Contract anniversary date through the redemption of units, which are recorded as Contract charges in the accompanying statements of changes in net assets of the applicable Divisions:

Guaranteed Minimum Accumulation Benefit — For an additional charge, the Company will guarantee that the Contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

Lifetime Withdrawal Guarantee — For an additional charge, the Company will guarantee the periodic return on the investment for life.

Guaranteed Withdrawal Benefit — For an additional charge, the Company will guarantee the periodic return on the investment.

Guaranteed Minimum Income Benefit — For an additional charge, the Company will guarantee a minimum payment regardless of market conditions.

Enhanced Death Benefit — For an additional charge, the amount of the death benefit will be the greater of the account value or the death benefit base.

Enhanced Guaranteed Withdrawal Benefit — For an additional charge, the Company will guarantee that at least the entire amount of purchase payments will be returned through a series of withdrawals without annuitizing.

The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2025:

Guaranteed Minimum Accumulation Benefit	0.75%
Lifetime Withdrawal Guarantee	0.50% - 1.80%
Guaranteed Withdrawal Benefit	0.90%
Guaranteed Minimum Income Benefit	0.50% - 1.00%
Enhanced Death Benefit	0.60% - 1.50%
Enhanced Guaranteed Withdrawal Benefit	0.50% - .55%

The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular Contract.

Separate Account charges referred to in this disclosure are for current charges of the Contracts and can vary among products within the Separate Account. A Contract administrative charge which ranges from $0 to $30 is assessed on an annual basis for Contracts with a value of less than $50,000, which may be waived if the Contract reaches a certain asset size or under certain circumstances. The Company reserves the right to charge a transfer fee ranging from $0 to $25 after twelve transfers are made in a Contract year or, for certain Contracts. Currently, the Company is not charging a transfer fee. These charges are paid to the Company, assessed through redemption of units, and recorded as Contract charges in the accompanying statements of changes in net assets.

In addition, certain Contracts impose a surrender charge of 0% to 10% if the Contract is partially or fully surrendered within the specified surrender charge period. These charges are paid to the Company, assessed through redemption of units, and recorded as Contract charges in the accompanying statements of changes in net assets of the applicable Divisions for the years ended December 31, 2025 and 2024.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

6.
STATEMENT OF INVESTMENTS
	As of December 31, 2025				For the year ended December 31, 2025
	Shares	Cost ($)	Cost of Purchases ($)		Proceeds from Sales ($)
American Funds® Global Growth Division	1,991		59,672			10,133		5,451
American Funds® Global Small Capitalization Division	13,694,875		268,432,096			9,660,825		48,791,576
American Funds® Growth Division	8,363,854		666,151,997			108,557,451		198,434,652
American Funds® Growth-Income Division	9,650,110		457,685,220			117,351,479		115,083,675
American Funds® The Bond Fund of America Division	6,128,140		64,063,212			8,100,064		11,618,579
BHFTI Allspring Mid Cap Value Division	4,317		47,166			10,622		2,504
BHFTI American Funds® Aggressive Allocation Division	40,967,588		358,993,780			45,766,002		80,567,459
BHFTI American Funds® Balanced Allocation Division	56,009,086		514,138,734			54,648,822		98,185,924
BHFTI American Funds® Growth Division	17,908,286		175,361,945			26,136,863		60,457,614
BHFTI American Funds® Moderate Allocation Division	50,409,147		458,834,866			37,452,103		89,117,754
BHFTI BlackRock High Yield Division	31,101		231,482			24,422		11,324
BHFTI Brighthouse Asset Allocation 100 Division	18,471,351		205,525,598			15,967,986		31,412,076
BHFTI Brighthouse Small Cap Value Division	1,237,791		16,433,888			3,128,832		2,678,786
BHFTI Brighthouse/Eaton Vance Floating Rate Division	1,189,614		11,655,729			1,510,086		3,889,825
BHFTI Brighthouse/Franklin Low Duration Total Return Division	4,817,265		44,207,523			7,905,911		14,776,105
BHFTI Brighthouse/Templeton International Bond Division	347,677		3,288,264			182,317		675,768
BHFTI Brighthouse/Wellington Large Cap Research Division	52,680,969		664,619,584			141,070,184		106,617,690
BHFTI CBRE Global Real Estate Division	9,763,141		111,264,544			6,109,245		16,717,951
BHFTI Harris Oakmark International Division	17,013,820		217,929,648			18,548,376		65,976,909
BHFTI Invesco Comstock Division	769		10,078			46,951		53,047
BHFTI Invesco Global Equity Division	8,441,913		171,044,880			35,676,299		37,674,964
BHFTI Invesco Small Cap Growth Division	4,467,626		45,567,068			2,384,338		9,249,166
BHFTI JPMorgan Core Bond Division	4,982,830		49,491,768			4,376,499		10,432,432
BHFTI JPMorgan Global Active Allocation Division	40,833,394		446,791,709			49,666,886		48,808,666
BHFTI JPMorgan Small Cap Value Division	932,371		11,509,828			2,167,688		3,198,847
BHFTI Loomis Sayles Global Allocation Division	4,170,171		61,444,981			9,378,679		15,479,063
BHFTI Loomis Sayles Growth Division	21,307,923		297,759,086			128,667,053		149,803,747
BHFTI MetLife Multi-Index Targeted Risk Division	375,911,563		4,164,078,262			32,448,927		1,035,414,726
BHFTI MFS® Research International Division	8,502,886		98,089,062			10,994,284		23,323,191
BHFTI Morgan Stanley Discovery Division	48,043,753		511,581,599			16,670,026		71,365,363
BHFTI PIMCO Inflation Protected Bond Division	19,184,693		201,959,358			11,571,167		40,384,066
BHFTI PIMCO Total Return Division	41,809,477		470,641,267			37,341,825		80,040,201
BHFTI SSGA Emerging Markets Enhanced Index Division	1,710,750		18,512,393			23,938,922	(a)	6,351,876(a)
BHFTI SSGA Emerging Markets Enhanced Index II Division	—		—	819,521	(b)	25,541,029(b)
BHFTI SSGA Growth and Income ETF Division	33,252,895		353,218,159			23,510,463		76,609,336
BHFTI SSGA Growth ETF Division	8,194,454		87,730,104			9,756,338		16,928,821
BHFTI T. Rowe Price Large Cap Value Division	9,311		250,401			28,173		8,495
BHFTI T. Rowe Price Mid Cap Growth Division	41,816,648		354,560,694			54,730,865		52,668,687
BHFTI TCW Core Fixed Income Division	1,542		13,505			582		293,752
BHFTI Victory Sycamore Mid Cap Value Division	15,437,514		271,266,529			40,629,654		39,794,859
BHFTI Western Asset Management Government Income Division	17,519,822		182,939,969			10,797,002		39,762,295
BHFTII Baillie Gifford International Stock Division	7,278,060		80,717,283			6,309,638		15,640,373
BHFTII BlackRock Bond Income Division	2,423,194		247,474,189			20,548,420		41,573,716
BHFTII BlackRock Capital Appreciation Division	4,571,093		154,191,711			34,003,829		43,599,909
BHFTII BlackRock Ultra-Short Term Bond Division	250,331		25,353,254			8,360,965		10,955,197
BHFTII Brighthouse Asset Allocation 20 Division	13,868,411		146,351,293			11,177,145		30,653,773
BHFTII Brighthouse Asset Allocation 40 Division	44,845,455		477,765,548			24,088,312		94,410,263
BHFTII Brighthouse Asset Allocation 60 Division	170,835,970		1,843,503,252			98,372,337		356,293,844
(a)
For the period April 25, 2025 to December 31, 2025.
(b)
For the period January 1, 2025 to April 25, 2025.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

6.
STATEMENT OF INVESTMENTS — (Continued)
	As of December 31, 2025			For the year ended December 31, 2025
	Shares	Cost ($)	Cost of Purchases ($)	Proceeds from Sales ($)
BHFTII Brighthouse Asset Allocation 80 Division	104,585,540		1,198,839,432	73,472,801		205,095,425
BHFTII Brighthouse/Artisan Mid Cap Value Division	752,897		148,280,488	27,885,604		20,325,765
BHFTII Brighthouse/Dimensional International Small Company Division	333,318		3,894,750	597,054		1,183,191
BHFTII Brighthouse/Wellington Balanced Division	24,524,726		430,063,260	64,823,742		66,089,610
BHFTII Brighthouse/Wellington Core Equity Opportunities Division	12,828,561		366,147,821	53,591,350		59,528,812
BHFTII Frontier Mid Cap Growth Division	13,358,847		356,065,552	23,001,350		56,109,778
BHFTII Jennison Growth Division	15,399,794		215,779,364	52,361,835		55,319,773
BHFTII Loomis Sayles Small Cap Core Division	519,249		112,450,161	16,287,851		18,970,621
BHFTII Loomis Sayles Small Cap Growth Division	4,011,879		43,540,967	7,174,783		7,979,921
BHFTII MetLife Aggregate Bond Index Division	63,524,656		665,704,406	39,043,101		96,838,048
BHFTII MetLife Mid Cap Stock Index Division	22,554,477		349,759,476	40,942,277		56,026,052
BHFTII MetLife MSCI EAFE® Index Division	20,307,802		254,929,853	17,180,319		81,000,925
BHFTII MetLife Russell 2000® Index Division	13,673,472		224,046,691	25,961,687		43,858,432
BHFTII MetLife Stock Index Division	41,459,369		1,898,092,663	321,102,416		469,506,895
BHFTII MFS® Total Return Division	542,220		80,206,845	9,452,988		14,974,233
BHFTII MFS® Value Division	33,997,862		475,276,662	65,325,532		81,211,353
BHFTII Neuberger Berman Genesis Division	12,964,239		218,631,382	32,111,141		27,499,763
BHFTII T. Rowe Price Large Cap Growth Division	22,913,317		460,539,684	89,863,106		112,824,145
BHFTII T. Rowe Price Small Cap Growth Division	18,924,430		331,465,877	77,072,046		58,262,435
BHFTII VanEck Global Natural Resources Division	1,134,228		12,258,441	1,154,910		4,933,460
BHFTII Western Asset Management Strategic Bond Opportunities Division	21,186,381		256,766,690	24,760,782		46,059,877
BHFTII Western Asset Management U.S. Government Division	7,109,431		81,247,318	7,198,830		17,137,758
BlackRock Global Allocation V.I. Division	1,381		19,685	2,536		1,989
Calvert VP SRI Balanced Division	18,672,638		40,567,769	5,617,357		6,393,837
Calvert VP SRI Mid Cap Division	205,718		5,747,828	411,037		468,724
Fidelity® VIP Contrafund® Division	6,491		296,181	144,641		3,256
Fidelity® VIP Equity-Income Division	2,286,418		53,463,440	5,136,142		7,215,777
Fidelity® VIP Freedom 2020 Division	195,114		2,526,433	970,128		1,835,760
Fidelity® VIP Freedom 2025 Division	424,544		6,662,355	2,636,284		1,480,568
Fidelity® VIP Freedom 2030 Division	669,784		10,620,438	4,013,371		3,656,519
Fidelity® VIP Freedom 2035 Division	461,785		12,286,319	3,826,116		2,130,791
Fidelity® VIP Freedom 2040 Division	409,882		10,503,036	3,442,061		1,198,104
Fidelity® VIP Freedom 2045 Division	360,710		9,205,934	3,258,546		1,471,263
Fidelity® VIP Freedom 2050 Division	773,893		17,718,810	5,398,826		2,052,844
Fidelity® VIP Freedom 2055 Division	113,100		1,552,924	852,586		325,482
Fidelity® VIP Freedom 2060 Division	142,741		1,937,029	1,204,295		380,354
Fidelity® VIP Freedom 2065 Division	4,096		61,317	71,420	(a)	10,458(a)
Fidelity® VIP Freedom 2070 Division	2,128		22,908	23,899	(a)	1,038(a)
Fidelity® VIP FundsManager 50% Division	9,870,561		117,392,242	3,431,425		27,572,736
Fidelity® VIP FundsManager 60% Division	11,496,561		116,834,909	3,504,831		31,017,275
Fidelity® VIP Government Money Market Division	4,054,846		4,055,003	1,954,571		2,001,334
Fidelity® VIP Growth Division	1,416,835		107,126,090	17,787,554		15,617,895
Fidelity® VIP Investment Grade Bond Division	437,209		5,432,823	686,776		899,979
Fidelity® VIP Mid Cap Division	2,050		68,313	9,467		2,367
FTVIPT Templeton Foreign VIP Division	274		3,787	1,098		32
Janus Henderson Enterprise Division	311		20,565	2,424		3,436
LMPVET ClearBridge Variable Appreciation Division	419		19,378	3,903		966
LMPVET ClearBridge Variable Dividend Strategy Division	3,517		67,953	14,532		6,161
LMPVET ClearBridge Variable Large Cap Growth Division	5,811		177,342	26,333		13,048
(a)
For the period April 25, 2025 to December 31, 2025.
(b)
For the period January 1, 2025 to April 25, 2025

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

6.
STATEMENT OF INVESTMENTS — (Concluded)
	As of December 31, 2025			For the year ended December 31, 2025
	Shares	Cost ($)	Cost of Purchases ($)	Proceeds from Sales ($)
LMPVET ClearBridge Variable Small Cap Growth Division	863		23,848		1,699		253
Nomura VIP Small Cap Value Division	13	453		36		2
PIMCO VIT CommodityRealReturn® Strategy Division	265		1,562		16,636	21,058
PIMCO VIT Dynamic Bond Division	766		7,502		384		428
PIMCO VIT Emerging Markets Bond Division	692		8,378		831		4,902
(a)
For the period April 25, 2025 to December 31, 2025.
(b)
For the period January 1, 2025 to April 25, 2025.

This page is intentionally left blank.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

7.

SCHEDULES OF UNITS
For the years ended December 31, 2025 and 2024:
	American Funds® Global Growth Division		American Funds® Global Small Capitalization Division			American Funds® Growth Division		American Funds® Growth-Income Division	American Funds® The Bond Fund of America Division		BHFTI Allspring Mid Cap Value Division
	2025	2024	2025	2024	2025	2024*	2025	2024	2025	2024	2025	2024
Units beginning of year	6,286	19,413	4,978,116		5,714,594	11,999,710	7,921,439	1,441,753	1,745,090	3,290,622	3,493,061			904		1,221
Units issued and transferred from other funding options	37	2,070	241,084		288,276	710,167	6,266,595	56,078	57,475	497,251	582,887		79		6
Units redeemed and transferred to other funding options	(410)	(15,197)		(968,704)	(1,024,754)	(2,307,711)	(2,188,324)	(268,516)	(360,812)	(772,926)	(785,326)			(46)		(323)
Units end of year	5,913	6,286		4,250,496	4,978,116	10,402,166	11,999,710	1,229,315	1,441,753	3,014,947	3,290,622		937		904
	BHFTI American Funds® Aggressive Allocation Division		BHFTI American Funds® Balanced Allocation Division			BHFTI American Funds® Growth Division	BHFTI American Funds® Moderate Allocation Division			BHFTI BlackRock High Yield Division			BHFTI Brighthouse Asset Allocation 100 Division
	2025	2024	2025	2024	2025	2024	2025	2024	2025		2024	2025	2024
Units beginning of year	14,956,539	16,838,814		24,109,482	28,469,783	4,556,567	5,965,146	24,595,442		28,912,004		26,811	27,747	5,875,888	6,907,156
Units issued and transferred from other funding options	911,336	1,019,062		1,335,262	1,088,275	370,367	360,145	655,729		669,575		1,962	2,417	217,782	305,707
Units redeemed and transferred to other funding options	(3,019,335)	(2,901,337)		(4,527,486)	(5,448,576)	(1,272,164)	(1,768,724)	(4,390,570)		(4,986,137)		(317)	(3,353)	(840,055)	(1,336,975)
Units end of year	12,848,540	14,956,539		20,917,258	24,109,482	3,654,770	4,556,567	20,860,601	24,595,442			28,456	26,811	5,253,615	5,875,888
	BHFTI Brighthouse Small Cap Value Division		BHFTI Brighthouse/Eaton Vance Floating Rate Division			BHFTI Brighthouse/Franklin Low Duration Total Return Division		BHFTI Brighthouse/ Templeton International Bond Division		BHFTI Brighthouse/ Wellington Large Cap Research Division			BHFTI CBRE Global Real Estate Division
	2025	2024	2025	2024	2025	2024	2025	2024	2025		2024	2025	2024
Units beginning of year	346,655	388,484		960,704	1,158,221	4,711,483	5,235,711	301,779		307,662		5,114,465	5,793,534	4,814,207	5,617,787
Units issued and transferred from other funding options	27,913	25,481		143,315	132,101	868,246	1,166,766	29,552		53,810		123,426	2,246,234	376,015	489,034
Units redeemed and transferred to other funding options	(65,496)	(67,310)		(378,721)	(329,618)	(1,676,507)	(1,690,994)	(73,970)		(59,693)		(748,886)	(2,925,303)	(888,114)	(1,292,614)
Units end of year	309,072	346,655		725,298	960,704	3,903,222	4,711,483	257,361	301,779			4,489,005	5,114,465	4,302,108	4,814,207
	BHFTI Harris Oakmark International Division		BHFTI Invesco Comstock Division			BHFTI Invesco Global Equity Division		BHFTI Invesco Small Cap Growth Division		BHFTI JPMorgan Core Bond Division				BHFTI JPMorgan Global Active Allocation Division
	2025	2024	2025	2024	2025	2024	2025	2024	2025		2024		2025	2024
Units beginning of year	7,701,257	8,693,352		3,536	3,875	10,092,335	11,346,099	810,656		957,675		4,458,026		4,494,796	259,329,216	303,572,056
Units issued and transferred from other funding options	403,039	906,123		1,219	52	714,729	1,093,305	81,822		90,814		659,144		1,157,820	54,521,354	13,167,690
Units redeemed and transferred to other funding options	(1,987,008)	(1,898,218)		(1,575)	(391)	(2,030,241)	(2,347,069)	(212,857)		(237,833)		(1,297,405)		(1,194,590)	(57,288,069)	(57,410,530)
Units end of year	6,117,288	7,701,257		3,180	3,536	8,776,823	10,092,335	679,621	810,656			3,819,765		4,458,026	256,562,501	259,329,216
*

Due to system limitations, the Units Outstanding for this fund were increased and accordingly the Unit Values decreased during the year ended December 31, 2024. There was no impact to the net assets of the Division.

(a) For the period April 23, 2025 to December 31, 2025.

(b) For the period January 1, 2025 to April 25, 2025.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

7.

SCHEDULES OF UNITS — (Continued)
For the years ended December 31, 2025 and 2024:
	BHFTI JPMorgan Small Cap Value Division		BHFTI Loomis Sayles Global Allocation Division			BHFTI Loomis Sayles Growth Division		BHFTI MetLife Multi-Index Targeted Risk Division	BHFTI MFS® Research International Division				BHFTI Morgan Stanley Discovery Division
	2025	2024	2025	2024	2025	2024*	2025	2024	2025	2024		2025	2024
Units beginning of year	353,213	464,659		2,245,887	2,643,286	7,933,417	10,120,720	3,059,819,622	336,941,033		5,069,925		5,827,431	6,549,590	7,797,125
Units issued and transferred from other funding options	45,230	33,329		166,726	154,206	1,457,367	317,557	31,996,878	2,842,898,159		251,403		336,424	477,816	423,013
Units redeemed and transferred to other funding options	(108,402)	(144,775)		(505,059)	(551,605)	(2,044,798)	(2,504,860)	(611,134,769)	(120,019,570)		(1,048,526)		(1,093,930)	(1,195,469)	(1,670,548)
Units end of year	290,041	353,213		1,907,554	2,245,887	7,345,986	7,933,417	2,480,681,731	3,059,819,622	4,272,802			5,069,925	5,831,937	6,549,590
	BHFTI PIMCO Inflation Protected Bond Division		BHFTI PIMCO Total Return Division			BHFTI SSGA Emerging Markets Enhanced Index Division	BHFTI SSGA Emerging Markets Enhanced Index II Division	BHFTI SSGA Growth and Income ETF Division			BHFTI SSGA Growth ETF Division
	2025	2024	2025	2024	2025 (a)	2025 (b)	2024	2025	2024	2025		2024
Units beginning of year	13,153,159	14,735,632		24,342,978	26,494,250	—	2,134,426	2,548,042	16,792,520		20,485,034		3,580,337	4,333,992
Units issued and transferred from other funding options	1,404,962	1,691,756		2,206,784	3,025,996	23,427,133	74,148	195,600	262,446		297,185		100,825	122,946
Units redeemed and transferred to other funding options	(3,176,255)	(3,274,229)		(5,432,379)	(5,177,268)	(5,286,323)	(2,208,574)	(609,216)	(2,976,310)		(3,989,699)		(603,057)	(876,601)
Units end of year	11,381,866	13,153,159		21,117,383	24,342,978	18,140,810	—	2,134,426	14,078,656	16,792,520			3,078,105	3,580,337
	BHFTI T. Rowe Price Large Cap Value Division		BHFTI T. Rowe Price Mid Cap Growth Division			BHFTI TCW Core Fixed Income Division	BHFTI Victory Sycamore Mid Cap Value Division			BHFTI Western Asset Management Government Income Division			BHFTII Baillie Gifford International Stock Division
	2025	2024	2025	2024	2025	2024	2025	2024	2025		2024	2025	2024
Units beginning of year	3,185	12,023		8,086,997	9,673,336	30,647	1,492	4,057,271		4,802,408		17,938,588	21,014,931	3,852,920	4,372,773
Units issued and transferred from other funding options	18	317	586,471		585,793	—	29,275	203,227	168,221		1,668,321		1,910,222	201,906	201,827
Units redeemed and transferred to other funding options	(252)	(9,155)		(1,661,595)	(2,172,132)	(29,342)	(120)	(667,191)		(913,358)		(4,769,276)	(4,986,565)	(751,957)	(721,680)
Units end of year	2,951	3,185		7,011,873	8,086,997	1,305	30,647	3,593,307	4,057,271			14,837,633	17,938,588	3,302,869	3,852,920
	BHFTII BlackRock Bond Income Division		BHFTII BlackRock Capital Appreciation Division			BHFTII BlackRock Ultra-Short Term Bond Division	BHFTII Brighthouse Asset Allocation 20 Division			BHFTII Brighthouse Asset Allocation 40 Division			BHFTII Brighthouse Asset Allocation 60 Division
	2025	2024	2025	2024	2025	2024	2025	2024	2025		2024	2025	2024
Units beginning of year	4,677,270	5,129,587		2,403,749	2,677,187	2,713,621	2,937,166	8,820,202		10,894,604		24,430,007	28,986,492	79,868,363	94,234,243
Units issued and transferred from other funding options	426,144	516,426		146,018	264,910	379,171	432,609	527,507		350,561		534,109	455,930	951,813	1,336,237
Units redeemed and transferred to other funding options	(1,015,822)	(968,743)		(501,229)	(538,348)	(584,531)	(656,154)	(1,787,958)		(2,424,963)		(4,345,460)	(5,012,415)	(13,353,482)	(15,702,117)
Units end of year	4,087,592	4,677,270		2,048,538	2,403,749	2,508,261	2,713,621	7,559,751	8,820,202			20,618,656	24,430,007	67,466,694	79,868,363
*

Due to system limitations, the Units Outstanding for this fund were increased and accordingly the Unit Values decreased during the year ended December 31, 2024. There was no impact to the net assets of the Division.

(a) For the period April 23, 2025 to December 31, 2025.

(b) For the period January 1, 2025 to April 25, 2025.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

7.

SCHEDULES OF UNITS — (Continued)
For the years ended December 31, 2025 and 2024:
	BHFTII Brighthouse Asset Allocation 80 Division		BHFTII Brighthouse/Artisan Mid Cap Value Division			BHFTII Brighthouse/ Dimensional International Small Company Division	BHFTII Brighthouse/ Wellington Balanced Division			BHFTII Brighthouse/ Wellington Core Equity Opportunities Division			BHFTII Frontier Mid Cap Growth Division
	2025	2024	2025	2024	2025	2024	2025	2024	2025		2024	2025	2024
Units beginning of year	44,549,677	50,745,062		2,067,270	2,419,532	130,832	159,672	5,024,323		5,706,953		4,235,927	4,969,377	3,278,889	3,763,868
Units issued and transferred from other funding options	771,137	1,095,031		99,331	86,363	11,446	11,627	103,893		166,820		183,718	157,210	69,846	88,122
Units redeemed and transferred to other funding options	(6,689,108)	(7,290,416)		(357,449)	(438,625)	(37,808)	(40,467)	(698,048)		(849,450)		(765,514)	(890,660)	(454,412)	(573,101)
Units end of year	38,631,706	44,549,677		1,809,152	2,067,270	104,470	130,832	4,430,168	5,024,323			3,654,131	4,235,927	2,894,323	3,278,889
	BHFTII Jennison Growth Division		BHFTII Loomis Sayles Small Cap Core Division			BHFTII Loomis Sayles Small Cap Growth Division	BHFTII MetLife Aggregate Bond Index Division			BHFTII MetLife Mid Cap Stock Index Division			BHFTII MetLife MSCI EAFE® Index Division
	2025	2024	2025	2024	2025	2024	2025	2024	2025		2024	2025	2024
Units beginning of year	6,514,024	7,256,255		1,635,229	1,944,511	1,151,844	1,360,460	38,090,203		40,392,915		6,855,519	8,008,217	16,812,353	18,278,639
Units issued and transferred from other funding options	619,167	1,150,903		65,661	68,998	88,712	77,257	4,000,725		5,496,780		507,535	497,319	1,055,481	1,688,788
Units redeemed and transferred to other funding options	(1,616,211)	(1,893,134)		(279,064)	(378,280)	(223,991)	(285,873)	(7,625,854)		(7,799,492)		(1,216,080)	(1,650,017)	(3,963,280)	(3,155,074)
Units end of year	5,516,980	6,514,024		1,421,826	1,635,229	1,016,565	1,151,844	34,465,074	38,090,203			6,146,974	6,855,519	13,904,554	16,812,353
	BHFTII MetLife Russell 2000® Index Division		BHFTII MetLife Stock Index Division			BHFTII MFS® Total Return Division	BHFTII MFS® Value Division			BHFTII Neuberger Berman Genesis Division			BHFTII T. Rowe Price Large Cap Growth Division
	2025	2024	2025	2024	2025	2024	2025	2024	2025		2024	2025	2024
Units beginning of year	5,057,958	5,849,970		15,512,489	18,189,285	1,529,650	1,852,819	28,967,420		34,010,452		4,204,038	4,861,832	7,912,622	9,457,440
Units issued and transferred from other funding options	450,148	470,424		722,553	663,985	55,399	101,547	1,498,667		1,900,720		255,911	186,942	468,817	678,137
Units redeemed and transferred to other funding options	(1,011,222)	(1,262,436)		(2,715,981)	(3,340,781)	(262,045)	(424,716)	(5,069,919)		(6,943,752)		(648,345)	(844,736)	(1,754,742)	(2,222,955)
Units end of year	4,496,884	5,057,958		13,519,061	15,512,489	1,323,004	1,529,650	25,396,168	28,967,420			3,811,604	4,204,038	6,626,697	7,912,622
	BHFTII T. Rowe Price Small Cap Growth Division		BHFTII VanEck Global Natural Resources Division			BHFTII Western Asset Management Strategic Bond Opportunities Division	BHFTII Western Asset Management U.S. Government Division			BlackRock Global Allocation V.I. Division				Calvert VP SRI Balanced Division
	2025	2024	2025	2024	2025	2024	2025	2024	2025		2024		2025		2024
Units beginning of year	4,579,076	5,421,726		1,133,781	1,274,717	7,455,752	8,168,008	4,773,163		5,288,107		568		604		688,760	747,583
Units issued and transferred from other funding options	241,478	333,086		71,070	220,347	560,234	860,135	452,954		840,630		1		2		42,172	40,131
Units redeemed and transferred to other funding options	(894,483)	(1,175,736)		(339,486)	(361,283)	(1,519,368)	(1,572,391)	(1,134,724)		(1,355,574)		(54)		(38)		(91,315)	(98,954)
Units end of year	3,926,071	4,579,076		865,365	1,133,781	6,496,618	7,455,752	4,091,393	4,773,163			515		568		639,617	688,760
*

Due to system limitations, the Units Outstanding for this fund were increased and accordingly the Unit Values decreased during the year ended December 31, 2024. There was no impact to the net assets of the Division.

(a) For the period April 23, 2025 to December 31, 2025.

(b) For the period January 1, 2025 to April 25, 2025.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

7.

SCHEDULES OF UNITS — (Continued)
For the years ended December 31, 2025 and 2024:
	Calvert VP SRI Mid Cap Division		Fidelity® VIP Contrafund® Division			Fidelity® VIP Equity-Income Division	Fidelity® VIP Freedom 2020 Division			Fidelity® VIP Freedom 2025 Division			Fidelity® VIP Freedom 2030 Division
	2025	2024	2025	2024	2025	2024	2025	2024	2025		2024	2025	2024
Units beginning of year	64,020	70,591		10,403	37,005	871,521	1,013,494	123,923		136,824		198,607	210,314	349,841	312,993
Units issued and transferred from other funding options	1,413	3,451		3,861	1,461	14,677	24,162	27,511		54,546		79,335	99,889	110,479	118,977
Units redeemed and transferred to other funding options	(5,306)	(10,022)		(33)	(28,063)	(100,411)	(166,135)	(64,381)		(67,447)		(52,075)	(111,596)	(119,358)	(82,129)
Units end of year	60,127	64,020		14,231	10,403	785,787	871,521	87,053	123,923			225,867	198,607	340,962	349,841
	Fidelity® VIP Freedom 2035 Division		Fidelity® VIP Freedom 2040 Division			Fidelity® VIP Freedom 2045 Division	Fidelity® VIP Freedom 2050 Division			Fidelity® VIP Freedom 2055 Division			Fidelity® VIP Freedom 2060 Division
	2025	2024	2025	2024	2025	2024	2025	2024	2025		2024	2025	2024
Units beginning of year	257,007	209,345		191,012	145,453	172,653	132,855	330,394		274,477		860,337	281,250	915,605	361,576
Units issued and transferred from other funding options	71,292	75,701		63,662	66,234	53,871	48,894	90,320		89,651		578,819	602,474	857,303	612,484
Units redeemed and transferred to other funding options	(51,371)	(28,039)		(33,247)	(20,675)	(32,567)	(9,096)	(48,106)		(33,734)		(252,093)	(23,387)	(307,348)	(58,455)
Units end of year	276,928	257,007		221,427	191,012	193,957	172,653	372,608	330,394			1,187,063	860,337	1,465,560	915,605
	Fidelity® VIP Freedom 2065 Division	Fidelity® VIP Freedom 2070 Division	Fidelity® VIP FundsManager 50% Division			Fidelity® VIP FundsManager 60% Division	Fidelity® VIP Government Money Market Division			Fidelity® VIP Growth Division			Fidelity® VIP Investment Grade Bond Division
	2025 (a)	2025 (a)	2025	2024	2025	2024	2025	2024	2025		2024	2025	2024
Units beginning of year	—	—		7,405,725	9,449,013	7,424,174	9,190,753	233,946		228,222		449,671	514,347	136,990	164,301
Units issued and transferred from other funding options	59,403	20,373		16,474	58,815	386,260	12,259	110,898		259,619		6,262	15,381	16,800	16,346
Units redeemed and transferred to other funding options	(8,550)	(798)		(1,254,375)	(2,102,103)	(1,824,011)	(1,778,838)	(120,637)		(253,895)		(51,029)	(80,057)	(25,631)	(43,657)
Units end of year	50,853	19,575		6,167,824	7,405,725	5,986,423	7,424,174	224,207	233,946			404,904	449,671	128,159	136,990
	Fidelity® VIP Mid Cap Division		FTVIPT Templeton Foreign VIP Division				Janus Henderson Enterprise Division		LMPVET ClearBridge Variable Appreciation Division	LMPVET ClearBridge Variable Dividend Strategy Division				LMPVET ClearBridge Variable Large Cap Growth Division
	2025	2024	2025	2024		2025	2024	2025	2024	2025	2024		2025		2024
Units beginning of year	4,713	23,535		602		441	1,231	3,154	1,456	4,368		22,423		35,214		28,569	61,104
Units issued and transferred from other funding options	112	65		147	161	28	139	—	—	1,168		561		905		3,120
Units redeemed and transferred to other funding options	(130)	(18,887)		—		—	(160)	(2,062)	(47)	(2,912)		(1,848)		(13,352)		(1,090)	(35,655)
Units end of year	4,695	4,713		749		602	1,099	1,231	1,409	1,456		21,743		22,423		28,384	28,569
*

Due to system limitations, the Units Outstanding for this fund were increased and accordingly the Unit Values decreased during the year ended December 31, 2024. There was no impact to the net assets of the Division.

(a) For the period April 23, 2025 to December 31, 2025.

(b) For the period January 1, 2025 to April 25, 2025.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

7.

SCHEDULES OF UNITS — (Concluded)
For the years ended December 31, 2025 and 2024:
	LMPVET ClearBridge Variable Small Cap Growth Division		Nomura VIP Small Cap Value Division			PIMCO VIT CommodityRealReturn® Strategy Division				PIMCO VIT Dynamic Bond Division			PIMCO VIT Emerging Markets Bond Division
	2025	2024	2025	2024	2025		2024		2025		2024	2025		2024
Units beginning of year	3,673	5,797		223	448		629	8,796		609		962		1,002	1,270
Units issued and transferred from other funding options	7	271		—	—	1,787		36	3		22		27		37
Units redeemed and transferred to other funding options	—	(2,395)		—	(225)		(2,253)		(8,203)		(32)		(375)		(420)	(305)
Units end of year	3,680	3,673		223	223		163		629		580	609			609	1,002
*

Due to system limitations, the Units Outstanding for this fund were increased and accordingly the Unit Values decreased during the year ended December 31, 2024. There was no impact to the net assets of the Division.

(a) For the period April 23, 2025 to December 31, 2025.

(b) For the period January 1, 2025 to April 25, 2025.

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

8.
FINANCIAL HIGHLIGHTS

The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Divisions. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net assets, net investment income ratios, expense ratios, excluding expenses for the underlying fund, series, or portfolio, and total return ratios for the respective stated periods in the five years ended December 31, 2025:

		As of December 31					For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)		Total Return[3] Lowest to Highest (%)
American Funds® Global	2025	5,913	12.83		75,862		1.40		0.90	20.54
Growth Division	2024	6,286	10.64		66,908		0.91		0.90	12.66
	2023	19,413	9.45		183,419		0.90		0.90	21.51
	2022	20,927	7.78		162,720		0.61		0.90	(25.41)
	2021	26,203	10.43		273,167		0.33		0.90	15.38
American Funds® Global	2025	4,250,496	6.02 - 76.12		260,749,863		0.33		0.50 - 2.25	12.03 - 13.90
Small Capitalization Division	2024	4,978,116	5.33 - 66.90		270,498,374		1.06		0.50 - 2.50	(0.22) - 1.67
	2023	5,714,594	5.30 - 65.87		308,247,050		0.26		0.50 - 2.50	5.15 - 15.42
	2022	6,302,361	4.63 - 57.13		297,344,865		—		0.50 - 2.50	(31.29) - (30.01)
	2021	6,543,370	6.68 - 81.70		443,145,956		—		0.50 - 2.50	4.10 - 6.05
American Funds® Growth	2025	10,402,166	5.92 - 1,367.98		1,160,902,271		0.16		0.50 - 2.35	17.44 - 19.33
Division	2024*	11,999,710	5.01 - 1,148.61		1,132,348,673		0.33		0.50 - 2.35	28.55 - 30.63
	2023*	7,921,439	3.87 - 880.99		1,037,944,764		0.36		0.50 - 2.35	11.94 - 37.45
	2022	1,852,516	2.84 - 692.89		873,280,583		0.31		0.50 - 2.35	(31.56) - (30.46)
	2021	1,983,543	4.12 - 996.38		1,359,475,833		0.21		0.50 - 2.35	19.16 - 21.08
American Funds®	2025	1,229,315	49.59 - 708.17		639,609,173		0.89		0.50 - 2.25	15.38 - 17.18
Growth-Income Division	2024	1,441,753	42.68 - 604.32		644,437,101		1.07		0.50 - 2.35	21.32 - 23.29
	2023	1,745,090	34.91 - 490.16		636,821,332		1.34		0.50 - 2.35	10.79 - 25.20
	2022	2,009,212	28.12 - 391.51		590,162,234		1.24		0.50 - 2.35	(18.43) - (17.12)
	2021	2,276,122	34.22 - 472.35		808,908,049		1.10		0.50 - 2.35	21.21 - 23.17
American Funds® The Bond	2025	3,014,947	1.11 - 24.22		57,420,587		4.20		0.50 - 2.15	4.82 - 6.57
Fund of America Division	2024	3,290,622	1.04 - 22.73		59,305,850		4.08		0.50 - 2.15	(1.16) - 0.50
	2023	3,493,061	1.05 - 22.62		63,085,209		3.44		0.50 - 2.10	2.76 - 4.88
	2022	3,563,015	1.01 - 21.68		62,514,765		2.81		0.50 - 2.10	(14.39) - (13.14)
	2021	4,106,274	1.17 - 24.96		83,591,263		1.40		0.50 - 2.10	(2.38) - (0.95)
BHFTI Allspring Mid Cap	2025	937	45.97 - 48.53		43,509	1.33		1.10 - 1.35		4.35 - 4.62
Value Division	2024	904	44.05 - 46.39		40,212	1.12		1.10 - 1.35		10.35 - 10.62
	2023	1,221	38.01 - 41.94		49,531		1.27		1.10 - 1.60	7.29 - 7.83
	2022	3,075	35.42 - 38.89		114,557		0.49		1.10 - 1.60	(6.47) - (6.00)
	2021	6,264	37.87 - 41.38		248,627		0.63		1.10 - 1.60	26.90 - 27.54
BHFTI American Funds®	2025	12,848,540	3.22 - 36.74		410,495,234		1.17		0.50 - 2.15	17.35 - 19.30
Aggressive Allocation	2024	14,956,539	2.72 - 30.80		404,325,853		1.20		0.50 - 2.15	12.11 - 14.00
Division	2023	16,838,814	2.40 - 27.02		401,931,668		2.07		0.50 - 2.15	7.86 - 19.68
	2022	18,373,647	2.02 - 22.58		369,378,870		1.07		0.50 - 2.15	(20.25) - (18.93)
	2021	20,115,537	2.51 - 27.85		502,935,505		0.81		0.50 - 2.15	13.44 - 15.33
BHFTI American Funds®	2025	20,917,258	2.70 - 31.67		560,094,289		1.84		0.50 - 2.10	14.59 - 16.59
Balanced Allocation Division	2024	24,109,482	2.34 - 27.16		559,787,339		1.66		0.50 - 2.10	9.26 - 11.34
	2023	28,469,783	2.12 - 24.39		600,346,077		2.31		0.50 - 2.10	6.69 - 15.97
	2022	32,015,131	1.84 - 21.03		587,177,966		1.41		0.50 - 2.10	(18.49) - (17.07)
	2021	35,523,223	2.24 - 25.36		792,659,669		1.18		0.50 - 2.10	9.81 - 11.82

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

8.
FINANCIAL HIGHLIGHTS — (Continued)
			As of December 31				For the year ended December 31
			Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)		Total Return[3] Lowest to Highest (%)
BHFTI American Funds®	2025		3,654,770		6.67 - 68.45	236,926,588		0.05		0.95 - 2.05	17.45 - 18.75
Growth Division	2024		4,556,567		5.62 - 57.65	249,271,638		0.03		0.95 - 2.25	28.28 - 29.98
	2023		5,965,146		4.33 - 44.35	251,346,531		1.57		0.95 - 2.25	34.93 - 36.69
	2022		7,287,992		3.17 - 32.45	225,213,085		0.55		0.95 - 2.25	(31.71) - (30.82)
	2021		7,703,185		4.59 - 46.90	344,916,945		—		0.95 - 2.25	18.92 - 20.47
BHFTI American Funds®	2025		20,860,601		2.27 - 25.89	471,829,867		2.42		0.50 - 2.10	12.09 - 13.89
Moderate Allocation Division	2024		24,595,442		2.01 - 22.73	492,624,677		2.14		0.50 - 2.10	6.83 - 8.57
	2023		28,912,004		1.86 - 20.93	537,459,449		2.62		0.50 - 2.10	5.60 - 12.35
	2022		33,094,562		1.67 - 18.63	551,584,025		1.73		0.50 - 2.10	(16.40) - (15.05)
	2021		37,338,886		2.08 - 21.93	738,578,220		1.54		0.50 - 2.10	7.36 - 9.09
BHFTI BlackRock High Yield	2025		28,456		4.67 - 43.97	234,830		6.63		0.90 - 1.60	7.20 - 8.17
Division	2024		26,811		4.33 - 40.81	217,164		5.95		0.90 - 1.60	6.45 - 7.44
	2023		27,747		4.04 - 38.15	219,520		5.51		0.90 - 1.60	11.28 - 12.40
	2022		27,293		3.60 - 34.11	225,153		5.30		0.90 - 1.60	(11.75) - (10.97)
	2021		37,764		4.05 - 38.46	374,224		4.04		0.90 - 1.60	3.51 - 4.59
BHFTI Brighthouse Asset	2025		5,253,615		4.24 - 77.16	226,986,865		1.22		0.50 - 2.00	14.74 - 16.48
Allocation 100 Division	2024		5,875,888		3.65 - 66.62	219,509,300		1.00		0.50 - 2.00	11.12 - 12.82
	2023		6,907,156		3.25 - 59.42	227,412,659		2.83		0.50 - 2.00	7.38 - 20.21
	2022		7,535,971		2.71 - 49.73	208,742,838		1.45		0.50 - 2.00	(21.73) - (20.55)
	2021		7,902,518		3.43 - 62.92	278,055,934		1.20		0.50 - 2.00	15.79 - 17.54
BHFTI Brighthouse Small Cap	2025		309,072		4.81 - 52.93	13,788,887		1.25		0.50 - 1.55	(4.69) - (3.69)
Value Division	2024		346,655		5.02 - 54.96	16,190,408		1.27		0.50 - 1.55	6.43 - 7.56
	2023		388,484		4.69 - 51.10	16,962,134		1.00		0.50 - 1.55	12.20 - 13.38
	2022		416,977		4.15 - 45.07	16,182,500		0.61		0.50 - 1.55	(14.43) - (13.53)
	2021		449,964		4.82 - 52.11	20,325,098		0.83		0.50 - 1.55	29.74 - 31.11
BHFTI Brighthouse/Eaton	2025		725,298		13.84 - 15.44	10,884,934		9.07		1.10 - 1.80	1.96 - 2.67
Vance Floating Rate Division	2024		960,704		13.18 - 15.04	13,955,356		8.70		1.10 - 2.00	5.55 - 6.51
	2023		1,158,221		12.49 - 14.12	15,822,033		5.46		1.10 - 2.00	8.60 - 9.58
	2022		1,425,110		11.50 - 12.89	17,729,471		3.52		1.10 - 2.00	(3.55) - (2.68)
	2021		1,540,034		11.92 - 13.24	19,666,389		3.17		1.10 - 2.00	1.45 - 2.37
BHFTI Brighthouse/Franklin	2025		3,903,222		9.51 - 12.11	42,343,682		5.07		0.50 - 2.15	3.01 - 4.73
Low Duration Total Return	2024		4,711,483		9.23 - 11.57	49,184,950		3.97		0.50 - 2.15	2.45 - 4.17
Division	2023		5,235,711		9.01 - 11.11	52,865,324		3.46		0.50 - 2.15	2.85 - 5.07
	2022		5,611,805		8.87 - 10.57	54,277,970		2.72		0.50 - 2.00	(6.62) - (5.21)
	2021		6,579,388		9.50 - 11.15	67,677,469		1.86		0.50 - 2.00	(1.70) - (0.22)
BHFTI Brighthouse/Templeton	2025		257,361		9.84 - 11.15	2,746,616		—		0.95 - 1.70	14.39 - 15.25
International Bond Division	2024		301,779		8.60 - 9.68	2,798,530		—		0.95 - 1.70	(12.98) - (12.32)
	2023		307,662		9.89 - 11.04	3,262,095		—		0.95 - 1.70	1.77 - 2.53
	2022		331,156		9.72 - 10.77	3,433,306		—		0.95 - 1.70	(6.24) - (5.53)
	2021		414,855		10.36 - 11.40	4,563,951		—		0.95 - 1.70	(6.61) - (5.91)
BHFTI	2025		4,489,005		5.67 - 481.39	772,484,901		0.49		0.00 - 2.10	13.31 - 16.00
Brighthouse/Wellington Large	2024		5,114,465		4.94 - 418.10	764,332,268		0.60		0.50 - 2.30	18.16 - 20.80
Cap Research Division	2023	*	5,793,534		4.10 - 346.11	716,711,557		0.81		0.50 - 2.30	(87.54) - 24.89
	2022		6,374,312		3.30 - 277.12	644,887,319		0.70		0.50 - 2.50	(21.14) - (19.55)
	2021		7,052,463		4.12 - 344.45	889,105,237		0.84		0.50 - 2.50	21.13 - 23.51

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

8.
FINANCIAL HIGHLIGHTS — (Continued)
		As of December 31				For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)		Total Return[3] Lowest to Highest (%)
BHFTI CBRE Global Real	2025	4,302,108		2.61 - 28.48	103,211,815		2.68		0.50 - 2.15	4.48 - 6.42
Estate Division	2024	4,814,207		2.47 - 26.81	109,649,424		3.48		0.50 - 2.25	(1.85) - 0.00
	2023	5,617,787		2.48 - 26.84	128,621,436		2.49		0.50 - 2.25	10.23 - 12.24
	2022	6,127,028		2.22 - 23.93	126,167,563		4.12		0.50 - 2.25	(26.66) - (25.20)
	2021	6,612,118		2.99 - 32.07	183,528,774		2.89		0.50 - 2.25	31.43 - 33.83
BHFTI Harris Oakmark	2025	6,117,288		4.17 - 50.22	253,786,438		2.15		0.50 - 2.10	30.03 - 32.12
International Division	2024	7,701,257		3.17 - 38.01	243,768,094		2.17		0.50 - 2.10	(6.96) - (5.44)
	2023	8,693,352		3.36 - 40.20	292,864,684		1.94		0.50 - 2.25	1.08 - 18.36
	2022	9,977,513		2.85 - 33.96	286,002,102		2.20		0.50 - 2.25	(17.87) - (16.42)
	2021	11,034,401		3.43 - 40.64	379,548,585		0.65		0.50 - 2.25	6.03 - 7.96
BHFTI Invesco Comstock	2025	3,180		2.99 - 41.90	10,047		1.40		0.90 - 1.35	15.74 - 16.26
Division	2024	3,536		2.57 - 36.20	15,566		1.56		0.90 - 1.35	13.18 - 13.69
	2023	3,875		2.26 - 31.99	15,663		1.94		0.90 - 1.35	10.71 - 11.21
	2022	4,010		2.03 - 30.20	14,227		1.77		0.90 - 1.35	(0.71) - (0.26)
	2021	4,394		2.04 - 30.34	17,943		1.03		0.90 - 1.35	31.40 - 31.99
BHFTI Invesco Global Equity	2025	8,776,823		2.73 - 79.13	209,575,338		0.07		0.50 - 2.15	13.20 - 15.14
Division	2024	10,092,335		2.38 - 68.93	213,090,948		0.16		0.50 - 2.15	13.72 - 15.66
	2023	11,346,099		2.13 - 76.99	211,964,050		0.24		0.00 - 2.15	9.56 - 34.99
	2022	12,284,432		1.60 - 57.03	183,035,203		—		0.00 - 2.15	(33.26) - (31.70)
	2021	12,898,558		2.36 - 66.07	286,660,569		0.06		0.50 - 2.25	12.90 - 15.01
BHFTI Invesco Small Cap	2025	679,621		5.37 - 65.98	37,200,478		—		0.50 - 2.15	3.68 - 5.30
Growth Division	2024	810,656		5.14 - 62.66	41,967,637		—		0.50 - 2.25	13.72 - 15.75
	2023	957,675		4.48 - 54.14	43,157,321		—		0.50 - 2.25	4.74 - 11.34
	2022	1,052,061		4.06 - 48.62	42,465,874		—		0.50 - 2.25	(36.59) - (35.47)
	2021	1,160,106		6.34 - 75.35	73,101,402		—		0.50 - 2.25	4.55 - 6.40
BHFTI JPMorgan Core Bond	2025	3,819,765		10.48 - 12.18	45,742,342		3.92		1.10 - 2.00	4.83 - 5.78
Division	2024	4,458,026		9.97 - 11.52	50,395,736		3.18		1.10 - 2.00	0.01 - 0.92
	2023	4,494,796		9.91 - 11.42	50,347,571		2.80		1.10 - 2.00	3.63 - 4.56
	2022	4,617,391		9.50 - 10.93	49,423,341		2.45		1.10 - 2.00	(14.59) - (13.82)
	2021	5,727,534		11.05 - 12.69	71,214,221		2.31		1.10 - 2.00	(3.41) - (2.54)
BHFTI JPMorgan Global	2025	256,562,501		1.66 - 17.86	483,059,006		2.30		1.15 - 2.15	11.50 - 12.62
Active Allocation Division	2024	259,329,216		1.49 - 15.93	433,655,916		0.93		1.15 - 2.15	3.03 - 4.07
	2023	303,572,056		1.47 - 16.31	487,968,893		1.74		1.10 - 2.00	8.32 - 9.30
	2022	351,192,454		1.35 - 14.92	516,956,283		2.48		1.10 - 2.05	(19.22) - (18.45)
	2021	402,997,702		1.67 - 18.29	727,927,972		0.49		1.10 - 2.05	7.41 - 8.44
BHFTI JPMorgan Small Cap	2025	290,041		4.29 - 39.15	10,927,521		0.95		0.90 - 1.85	10.09 - 11.48
Value Division	2024	353,213		3.85 - 35.30	12,012,498		1.53		0.90 - 2.25	6.56 - 8.21
	2023	464,659		3.56 - 32.74	14,459,353		1.14		0.90 - 2.05	10.65 - 12.20
	2022	512,320		3.17 - 29.31	14,322,001		0.86		0.90 - 2.05	(15.25) - (13.99)
	2021	600,320		3.69 - 34.26	19,297,008		0.96		0.90 - 2.05	30.05 - 31.82
BHFTI Loomis Sayles Global	2025	1,907,554		3.15 - 38.29	67,598,405		0.99		0.95 - 2.05	10.31 - 11.53
Allocation Division	2024	2,245,887		2.83 - 34.39	71,846,571		0.85		0.50 - 2.05	10.00 - 11.73
	2023	2,643,286		2.55 - 30.96	76,304,013		—		0.50 - 2.05	8.98 - 21.60
	2022	3,039,436		2.11 - 25.62	72,766,561		—		0.50 - 2.00	(24.82) - (23.68)
	2021	3,349,302		2.79 - 33.77	105,733,405		0.83		0.50 - 2.00	12.00 - 13.69

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

8.
FINANCIAL HIGHLIGHTS — (Continued)
			As of December 31					For the year ended December 31
			Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)		Total Return[3] Lowest to Highest (%)
BHFTI Loomis Sayles Growth	2025		7,345,986		3.44 - 1,090.47	384,303,615		—			0.50 - 2.15	5.55 - 24.86
Division	2024	*	7,933,417		3.02 - 954.74	404,918,874		—			0.50 - 2.15	11.91 - 52.51
	2023	*	10,120,720		3.21 - 716.12	384,789,586		—			0.50 - 2.25	9.14 - 51.09
	2022		12,622,181		2.14 - 494.57	315,672,632		—			0.50 - 2.25	(29.60) - (28.33)
	2021		13,754,696		3.01 - 690.34	480,887,272		0.03			0.50 - 2.25	15.64 - 17.89
BHFTI MetLife Multi-Index	2025		2,480,681,731		1.56 - 17.97	4,386,887,909		0.66			0.90 - 2.15	6.76 - 8.10
Targeted Risk Division	2024		3,059,819,622		1.47 - 16.66	5,021,397,135		1.16			0.90 - 2.15	5.18 - 6.51
	2023		336,941,033		1.40 - 15.67	520,854,431		2.29			0.90 - 2.10	11.46 - 12.81
	2022		385,763,197		1.26 - 13.92	530,165,527		1.80			0.90 - 2.10	(22.73) - (21.80)
	2021		439,723,634		1.63 - 17.83	774,902,087		1.76			0.90 - 2.10	7.44 - 8.73
BHFTI MFS® Research	2025		4,272,802		2.84 - 34.67	114,304,086		1.80			0.50 - 2.15	19.93 - 21.80
International Division	2024		5,069,925		2.35 - 28.46	112,084,207		1.72			0.50 - 2.15	0.80 - 2.43
	2023		5,827,431		2.31 - 27.78	125,706,164		1.57			0.50 - 2.15	2.58 - 12.26
	2022		6,523,996		2.08 - 24.75	125,419,892		1.89			0.50 - 2.15	(19.20) - (17.98)
	2021		7,162,727		2.56 - 30.18	168,979,566		1.01			0.50 - 2.15	9.42 - 11.16
BHFTI Morgan Stanley	2025		5,831,937		6.18 - 79.01	395,760,705		—			0.50 - 2.15	10.91 - 12.62
Discovery Division	2024		6,549,590		5.54 - 70.15	396,131,296		—			0.50 - 2.25	35.82 - 38.23
	2023		7,797,125		4.04 - 50.75	342,073,216		—			0.50 - 2.25	12.99 - 40.16
	2022		8,637,553		2.91 - 36.21	271,897,111		—			0.50 - 2.25	(63.36) - (62.71)
	2021		8,569,702		7.86 - 97.09	729,134,205		—			0.50 - 2.25	(12.77) - (11.22)
BHFTI PIMCO Inflation	2025		11,381,866		1.21 - 20.84	195,365,613		1.01			0.50 - 2.15	5.45 - 7.23
Protected Bond Division	2024		13,153,159		1.13 - 19.43	212,188,717		—			0.50 - 2.15	(0.07) - 1.86
	2023		14,735,632		1.12 - 19.08	235,419,293		2.12			0.50 - 2.15	1.18 - 3.07
	2022		16,020,300		1.09 - 18.51	250,254,578		6.26			0.50 - 2.15	(13.75) - (12.17)
	2021		18,836,529		1.24 - 21.07	337,008,189		0.73			0.50 - 2.15	3.18 - 4.93
BHFTI PIMCO Total Return	2025		21,117,383		1.94 - 24.02	416,462,090		5.58			0.50 - 2.15	6.66 - 8.51
Division	2024		24,342,978		1.81 - 22.17	446,155,901		2.92			0.50 - 2.25	0.13 - 2.06
	2023		26,494,250		1.79 - 21.75	479,885,083		2.93			0.50 - 2.25	3.42 - 5.54
	2022		28,080,302		1.71 - 20.61	485,365,597		2.96			0.50 - 2.25	(16.46) - (14.89)
	2021		32,619,518		2.03 - 24.24	667,326,755		1.84			0.50 - 2.25	(3.59) - (1.77)
BHFTI SSGA Emerging	2025		18,140,810		1.31 - 1.32	23,831,014		0.74			0.90 - 1.80	28.27 - 29.30
Enhanced Index Division
(Commenced 4/25/2025)
BHFTI SSGA Emerging	2025		—	1.33 - 12.56		—	1.57			0.90 - 2.25		2.31 - 2.87
Markets Enhanced Index II	2024		2,134,426		1.29 - 12.22	24,353,112		1.49			0.90 - 2.25	1.49 - 3.10
Division (Closed 4/25/25)	2023		2,548,042		1.25 - 11.89	28,403,260		1.01			0.90 - 2.25	4.11 - 5.72
	2022		2,809,473		1.19 - 11.27	29,791,833		0.73			0.90 - 2.25	(27.46) - (26.24)
	2021		2,787,968		1.61 - 15.34	40,417,620		0.17			0.90 - 2.25	(7.18) - (5.66)
BHFTI SSGA Growth and	2025		14,078,656		23.37 - 31.68	392,410,864		2.49			0.60 - 2.10	14.35 - 16.08
Income ETF Division	2024		16,792,520		20.44 - 27.29	405,743,022		2.39			0.60 - 2.10	8.48 - 10.13
	2023		20,485,034		18.84 - 24.78	452,336,743		2.32			0.60 - 2.10	5.19 - 13.29
	2022		23,115,501		16.88 - 21.87	453,319,661		3.01			0.60 - 2.10	(17.13) - (15.88)
	2021		26,261,154		20.37 - 26.00	616,034,159		1.77			0.60 - 2.10	11.02 - 12.70

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

8.
FINANCIAL HIGHLIGHTS — (Continued)
		As of December 31				For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)		Total Return[3] Lowest to Highest (%)
BHFTI SSGA Growth ETF	2025	3,078,105		26.39 - 36.50	97,126,402		1.99		0.50 - 2.10	16.76 - 18.64
Division	2024	3,580,337		22.61 - 30.77	95,901,177		2.07		0.50 - 2.10	10.36 - 12.16
	2023	4,333,992		20.48 - 27.43	104,238,016		1.88		0.50 - 2.10	5.54 - 15.18
	2022	4,809,272		18.07 - 23.82	101,146,274		2.77		0.50 - 2.10	(17.62) - (16.29)
	2021	5,267,322		21.93 - 28.45	133,226,796		1.45		0.50 - 2.10	15.16 - 17.02
BHFTI T. Rowe Price Large	2025	2,951		19.98 - 185.86	249,330		1.76		0.90 - 1.35	10.55 - 11.05
Cap Value Division	2024	3,185		17.99 - 167.70	228,669		1.73		0.90 - 1.35	9.61 - 10.11
	2023	12,023		16.34 - 152.61	450,574		1.86		0.90 - 1.60	7.91 - 8.66
	2022	12,282		15.03 - 140.73	469,865		1.87		0.90 - 1.60	(6.65) - (6.00)
	2021	25,963		15.99 - 150.00	731,476		1.81		0.90 - 1.60	23.98 - 24.85
BHFTI T. Rowe Price Mid Cap	2025	7,011,873		4.01 - 74.33	289,101,173		—		0.50 - 2.15	1.27 - 2.90
Growth Division	2024	8,086,997		3.93 - 72.33	327,201,406		0.04		0.50 - 2.25	6.86 - 8.76
	2023	9,673,336		3.65 - 66.63	361,476,588		—		0.50 - 2.25	7.99 - 19.25
	2022	10,811,320		3.09 - 56.00	340,891,490		—		0.50 - 2.25	(24.25) - (22.92)
	2021	12,061,669		4.04 - 72.79	496,061,829		—		0.50 - 2.25	12.42 - 14.41
BHFTI TCW Core Fixed	2025	1,305		10.28 - 10.45	13,578		0.92		1.20 - 1.35	5.38 - 5.54
Income Division	2024	30,647		9.76 - 9.90	299,128		4.99		1.20 - 1.35	(0.66) - (0.51)
	2023	1,492		9.82 - 9.95	14,806		2.81		1.20 - 1.35	4.19 - 4.35
	2022	1,631		9.42 - 9.53	15,515		0.91		1.20 - 1.35	(15.52) - (15.39)
	2021	4,056		11.16 - 11.27	45,391		1.34		1.20 - 1.35	(2.66) - (2.52)
BHFTI Victory Sycamore Mid	2025	3,593,307		7.14 - 89.99	262,984,368		1.28		0.50 - 2.15	0.17 - 1.78
Cap Value Division	2024	4,057,271		7.08 - 88.42	293,509,460		1.31		0.50 - 2.25	7.32 - 9.23
	2023	4,802,408		6.54 - 80.95	319,864,438		1.52		0.50 - 2.25	7.30 - 9.39
	2022	5,395,821		6.03 - 74.00	331,206,446		1.73		0.50 - 2.25	(4.86) - (3.18)
	2021	6,175,875		6.28 - 76.43	394,481,911		1.17		0.50 - 2.25	28.87 - 31.14
BHFTI Western Asset	2025	14,837,633		9.57 - 11.00	161,357,517		3.52		1.15 - 2.10	4.98 - 5.98
Management Government	2024	17,938,588		9.12 - 10.38	184,193,248		3.07		1.15 - 2.10	(1.88) - (0.93)
Income Division	2023	21,014,931		9.29 - 10.48	217,903,615		2.65		1.15 - 2.10	2.22 - 3.20
	2022	24,291,400		9.09 - 10.16	244,217,321		2.27		1.15 - 2.10	(16.45) - (15.65)
	2021	27,345,170		10.88 - 12.04	326,125,318		2.14		1.15 - 2.10	(4.01) - (3.09)
BHFTII Baillie Gifford	2025	3,302,869		2.57 - 32.13	83,598,694		0.62		0.95 - 2.10	16.66 - 18.19
International Stock Division	2024	3,852,920		2.18 - 27.18	82,161,291		0.76		0.95 - 2.10	2.23 - 3.63
	2023	4,372,773		2.11 - 26.23	90,110,394		1.21		0.95 - 2.10	2.79 - 17.47
	2022	4,831,928		1.81 - 22.33	85,003,047		1.02		0.95 - 2.10	(30.22) - (29.27)
	2021	5,050,419		2.57 - 31.57	126,145,494		0.86		0.95 - 2.10	(2.97) - (1.69)
BHFTII BlackRock Bond	2025	4,087,592		7.25 - 93.65	218,605,883		5.21		0.50 - 2.15	5.50 - 7.25
Income Division	2024	4,677,270		6.81 - 87.40	234,463,307		3.99		0.50 - 2.25	(1.03) - 0.85
	2023	5,129,587		6.80 - 86.77	253,716,879		2.98		0.50 - 2.25	2.32 - 5.16
	2022	5,558,204		6.51 - 82.59	260,026,298		2.75		0.50 - 2.25	(16.26) - (14.70)
	2021	6,550,596		7.69 - 96.92	361,431,935		2.62		0.50 - 2.25	(2.90) - (1.08)
BHFTII BlackRock Capital	2025	2,048,538		18.99 - 229.81	181,110,505		—		0.50 - 2.15	10.51 - 12.46
Appreciation Division	2024	2,403,749		17.01 - 204.55	195,050,996		0.01		0.50 - 2.15	28.83 - 31.13
	2023	2,677,187		13.06 - 156.15	168,460,568		—		0.50 - 2.25	12.71 - 48.65
	2022	3,012,995		8.85 - 105.16	133,568,070		—		0.50 - 2.25	(39.14) - (38.01)
	2021	3,306,153		14.38 - 169.80	234,988,229		—		0.50 - 2.25	18.19 - 20.42

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

8.
FINANCIAL HIGHLIGHTS — (Continued)
		As of December 31					For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)		Total Return[3] Lowest to Highest (%)
BHFTII BlackRock	2025	2,508,261		2.53 - 25.67	25,565,508		4.83		0.90 - 2.15	1.78 - 3.22
Ultra-Short Term Bond	2024	2,713,621		2.46 - 26.53	28,416,372		5.58		0.90 - 2.15	2.70 - 4.16
Division	2023	2,937,166		2.38 - 25.55	30,782,687		1.50		0.90 - 2.15	1.98 - 4.11
	2022	2,429,057		2.29 - 24.61	33,824,637		—		0.90 - 2.15	(0.87) - 0.54
	2021	2,745,802		2.29 - 24.56	37,400,746		0.10		0.90 - 2.00	(2.42) - (1.09)
BHFTII Brighthouse Asset	2025	7,559,751		1.99 - 21.64	140,027,287		3.22		0.50 - 2.15	6.92 - 8.70
Allocation 20 Division	2024	8,820,202		1.84 - 19.91	151,318,351		2.82		0.50 - 2.15	1.63 - 3.33
	2023	10,894,604		1.79 - 19.27	182,236,915		3.51		0.50 - 2.15	3.82 - 7.29
	2022	12,946,063		1.67 - 17.96	203,222,616		3.12		0.50 - 2.15	(14.54) - (13.12)
	2021	15,403,578		1.93 - 20.67	280,143,828		2.99		0.50 - 2.15	1.48 - 3.17
BHFTII Brighthouse Asset	2025	20,618,656		2.46 - 26.77	473,110,697		2.71		0.50 - 2.15	9.13 - 10.95
Allocation 40 Division	2024	24,430,007		2.23 - 24.13	509,035,964		2.39		0.50 - 2.15	3.56 - 5.29
	2023	28,986,492		2.13 - 22.92	572,822,157		3.49		0.50 - 2.15	4.66 - 9.97
	2022	33,365,258		1.94 - 20.84	603,366,834		2.60		0.50 - 2.15	(15.67) - (14.27)
	2021	38,513,419		2.27 - 24.31	818,808,370		2.68		0.50 - 2.15	5.14 - 6.89
BHFTII Brighthouse Asset	2025	67,466,694		3.02 - 32.77	1,897,199,169		2.22		0.50 - 2.15	11.35 - 13.20
Allocation 60 Division	2024	79,868,363		2.68 - 28.95	1,998,752,092		1.88		0.50 - 2.15	5.65 - 7.42
	2023	94,234,243		2.50 - 26.95	2,196,814,212		3.14		0.50 - 2.15	5.53 - 13.03
	2022	107,112,668		2.22 - 23.84	2,227,101,315		2.15		0.50 - 2.15	(17.13) - (15.75)
	2021	120,826,699		2.65 - 28.30	3,004,188,035		2.12		0.50 - 2.15	8.55 - 10.35
BHFTII Brighthouse Asset	2025	38,631,706		3.61 - 39.26	1,301,030,747		1.69		0.50 - 2.15	13.18 - 15.06
Allocation 80 Division	2024	44,549,677		3.15 - 34.12	1,311,940,500		1.40		0.50 - 2.15	8.43 - 10.24
	2023	50,745,062		2.87 - 30.95	1,363,001,239		3.05		0.50 - 2.15	6.44 - 16.71
	2022	56,005,775		2.47 - 26.52	1,298,523,579		1.81		0.50 - 2.15	(19.71) - (18.38)
	2021	61,203,569		3.04 - 32.49	1,751,110,118		1.69		0.50 - 2.15	12.27 - 14.14
BHFTII Brighthouse/Artisan	2025	1,809,152		8.73 - 105.45	120,384,228		1.20		0.50 - 2.00	(0.44) - 1.06
Mid Cap Value Division	2024	2,067,270		8.69 - 104.34	136,501,389		1.13		0.50 - 2.05	2.57 - 4.18
	2023	2,419,532		8.40 - 100.15	154,888,390		0.72		0.50 - 2.05	9.00 - 17.65
	2022	2,714,978		7.18 - 85.13	149,107,149		0.81		0.50 - 2.05	(14.60) - (13.27)
	2021	3,074,537		8.33 - 98.15	195,847,200		0.83		0.50 - 2.15	24.02 - 25.96
BHFTII	2025	104,470		34.27 - 40.00	4,069,753		2.73		1.10 - 2.00	33.16 - 34.36
Brighthouse/Dimensional	2024	130,832		25.73 - 29.77	3,796,711		2.63		1.10 - 2.00	1.02 - 1.95
International Small Company	2023	159,672		25.28 - 29.20	4,552,947		2.33		1.10 - 2.05	11.22 - 12.28
Division	2022	192,986		22.73 - 26.01	4,901,771		2.34		1.10 - 2.05	(19.37) - (18.60)
	2021	217,756		28.19 - 31.95	6,805,165		1.53		1.10 - 2.05	11.55 - 12.61
BHFTII	2025	4,430,168		2.61 - 163.57	464,481,963		2.22		0.90 - 2.15	10.12 - 11.66
Brighthouse/Wellington	2024	5,024,323		2.35 - 146.55	472,920,145		1.87		0.90 - 2.15	11.24 - 12.83
Balanced Division	2023	5,706,953		2.10 - 129.95	479,030,995		2.14		0.90 - 2.15	7.08 - 17.05
	2022	6,409,020		1.80 - 111.07	461,892,147		1.69		0.90 - 2.15	(19.02) - (17.82)
	2021	7,106,175		2.20 - 135.22	629,816,680		1.81		0.90 - 2.15	11.44 - 13.00
BHFTII	2025	3,654,131		12.84 - 155.06	343,770,112		1.25		0.50 - 2.10	5.41 - 7.14
Brighthouse/Wellington Core	2024	4,235,927		12.07 - 144.90	373,515,602		1.29		0.50 - 2.10	6.10 - 7.91
Equity Opportunities Division	2023	4,969,377		11.27 - 134.39	411,040,218		1.27		0.50 - 2.25	4.83 - 6.97
	2022	5,504,979		10.61 - 125.78	429,404,884		1.28		0.50 - 2.25	(7.41) - (5.69)
	2021	6,291,202		11.33 - 133.49	531,319,660		1.25		0.50 - 2.25	21.35 - 23.62

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

8.
FINANCIAL HIGHLIGHTS — (Continued)
		As of December 31					For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)		Total Return[3] Lowest to Highest (%)
BHFTII Frontier Mid Cap	2025	2,894,323		19.26 - 202.03	379,184,786		—		0.90 - 2.00	2.98 - 4.17
Growth Division	2024	3,278,889		18.50 - 193.94	413,283,381		0.23		0.90 - 2.00	15.10 - 16.65
	2023	3,763,868		15.87 - 166.26	407,902,206		—		0.90 - 2.25	5.85 - 16.89
	2022	4,128,328		13.58 - 142.23	384,728,789		—		0.90 - 2.25	(29.93) - (28.82)
	2021	4,467,854		19.09 - 199.82	586,525,681		—		0.90 - 2.25	11.84 - 13.60
BHFTII Jennison Growth	2025	5,516,980		3.89 - 104.38	229,099,478		—		0.50 - 2.15	11.41 - 13.15
Division	2024	6,514,024		3.46 - 92.41	244,121,148		—		0.50 - 2.25	27.08 - 29.34
	2023	7,256,255		2.69 - 71.61	209,302,202		—		0.50 - 2.25	12.73 - 52.10
	2022	8,359,946		1.78 - 47.17	160,933,782		—		0.50 - 2.25	(40.38) - (39.33)
	2021	9,073,417		2.95 - 77.89	287,427,814		—		0.50 - 2.25	14.31 - 16.33
BHFTII Loomis Sayles Small	2025	1,421,826		12.48 - 151.70	106,438,660		0.07		0.50 - 2.00	2.94 - 4.50
Cap Core Division	2024	1,635,229		12.02 - 145.18	117,803,261		0.05		0.50 - 2.25	8.96 - 10.90
	2023	1,944,511		10.90 - 130.91	126,813,424		0.07		0.50 - 2.25	7.37 - 16.60
	2022	2,155,234		9.41 - 112.28	122,718,093		—		0.50 - 2.25	(17.16) - (15.70)
	2021	2,370,989		11.23 - 133.19	163,685,620		0.03		0.50 - 2.25	18.94 - 21.04
BHFTII Loomis Sayles Small	2025	1,016,565		3.89 - 51.09	39,468,025		—		0.50 - 2.10	1.57 - 3.21
Cap Growth Division	2024	1,151,844		3.80 - 49.58	43,865,913		—		0.50 - 2.10	12.23 - 14.05
	2023	1,360,460		3.36 - 43.57	44,754,633		—		0.50 - 2.10	4.16 - 10.99
	2022	1,483,796		3.05 - 39.30	44,445,112		—		0.50 - 2.10	(24.70) - (23.48)
	2021	1,695,408		4.03 - 51.50	64,952,389		—		0.50 - 2.15	7.46 - 9.19
BHFTII MetLife Aggregate	2025	34,465,074		1.69 - 21.35	608,584,259		1.82		0.50 - 2.25	4.43 - 6.35
Bond Index Division	2024	38,090,203		1.61 - 20.09	636,633,596		2.95		0.50 - 2.25	(1.61) - 0.23
	2023	40,392,915		1.62 - 20.06	677,079,190		2.72		0.50 - 2.25	2.59 - 4.62
	2022	42,623,860		1.56 - 19.20	687,832,716		2.63		0.50 - 2.25	(15.24) - (13.65)
	2021	48,385,248		1.83 - 22.26	910,569,466		2.40		0.50 - 2.25	(4.39) - (2.56)
BHFTII MetLife Mid Cap	2025	6,146,974		6.09 - 75.68	388,565,014		0.98		0.50 - 2.15	4.64 - 6.33
Stock Index Division	2024	6,855,519		5.78 - 71.18	410,327,328		1.19		0.50 - 2.15	10.99 - 12.80
	2023	8,008,217		5.17 - 63.10	426,347,826		1.16		0.50 - 2.15	8.48 - 15.19
	2022	8,811,906		4.52 - 54.78	409,884,025		0.93		0.50 - 2.15	(15.24) - (13.87)
	2021	9,859,099		5.30 - 63.60	534,359,988		0.94		0.50 - 2.25	21.31 - 23.45
BHFTII MetLife MSCI EAFE®	2025	13,904,554		2.58 - 36.96	374,902,397		1.70		0.50 - 2.15	27.99 - 30.05
Index Division	2024	16,812,353		2.00 - 28.47	350,029,988		3.05		0.50 - 2.15	0.84 - 2.48
	2023	18,278,639		1.97 - 27.82	372,407,269		2.36		0.50 - 2.15	4.94 - 17.05
	2022	20,653,524		1.69 - 23.82	361,694,860		3.54		0.50 - 2.15	(16.42) - (15.07)
	2021	22,411,515		2.01 - 28.11	465,174,812		1.63		0.50 - 2.25	8.02 - 9.93
BHFTII MetLife Russell 2000®	2025	4,496,884		5.52 - 69.57	258,857,323		1.03		0.50 - 2.15	10.00 - 11.78
Index Division	2024	5,057,958		4.98 - 62.24	262,270,223		1.35		0.50 - 2.15	8.65 - 10.44
	2023	5,849,970		4.55 - 56.35	276,319,115		1.20		0.50 - 2.25	9.80 - 15.93
	2022	6,322,259		3.96 - 48.61	259,507,834		0.90		0.50 - 2.25	(22.20) - (20.83)
	2021	6,792,038		5.04 - 61.40	353,923,752		0.88		0.50 - 2.25	11.69 - 13.66
BHFTII MetLife Stock Index	2025	13,519,061		21.25 - 287.78	2,994,476,284		0.93		0.50 - 2.15	14.85 - 16.83
Division	2024	15,512,489		18.36 - 246.60	2,959,512,988		1.18		0.50 - 2.15	21.77 - 23.86
	2023	18,189,285		14.97 - 199.28	2,819,061,401		1.33		0.50 - 2.25	8.75 - 25.13
	2022	20,639,211		12.08 - 159.42	2,574,589,262		1.19		0.50 - 2.25	(20.32) - (18.82)
	2021	22,605,518		15.02 - 196.61	3,495,089,897		1.45		0.50 - 2.25	25.19 - 27.53

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

8.
FINANCIAL HIGHLIGHTS — (Continued)
		As of December 31					For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)		Expense Ratio[2] Lowest to Highest (%)		Total Return[3] Lowest to Highest (%)
BHFTII MFS® Total Return	2025	1,323,004	2.04 - 151.52			80,886,398		2.68			0.50 - 1.85	8.80 - 10.28
Division	2024	1,529,650	1.86 - 137.40			85,769,228		2.48			0.50 - 1.85	5.53 - 6.98
	2023	1,852,819	1.74 - 128.44			95,299,894		2.07			0.50 - 1.85	6.36 - 9.59
	2022	2,070,995	1.60 - 117.21			96,428,667		1.65			0.50 - 1.85	(11.52) - (10.32)
	2021	2,306,720	1.79 - 130.69			120,981,417		1.73			0.50 - 1.85	11.85 - 13.37
BHFTII MFS® Value Division	2025	25,396,168	2.94 - 57.86			454,054,422		1.63			0.50 - 2.15	10.71 - 12.44
	2024	28,967,420	2.63 - 51.77			473,716,519		1.69			0.50 - 2.15	9.32 - 11.10
	2023	34,010,452	2.39 - 46.88			514,394,760		1.70			0.00 - 2.15	5.67 - 7.97
	2022	37,064,337	2.24 - 43.95			536,663,808		1.52			0.00 - 2.15	(8.12) - (6.10)
	2021	40,856,426	2.41 - 47.38			663,945,304		1.41			0.50 - 2.15	22.73 - 24.73
BHFTII Neuberger Berman	2025	3,811,604	5.33 - 62.32			190,741,041		0.05			0.50 - 2.10	(6.63) - (5.22)
Genesis Division	2024	4,204,038	5.66 - 65.75			223,478,177		0.07			0.50 - 2.10	6.62 - 8.27
	2023	4,861,832	2.54 - 60.73			239,269,608		0.06			0.50 - 2.10	5.83 - 14.63
	2022	5,363,916	4.62 - 52.98			232,034,093		—			0.50 - 2.10	(20.94) - (19.72)
	2021	5,912,293	5.79 - 66.00			320,936,546		0.04			0.50 - 2.15	15.69 - 17.53
BHFTII T. Rowe Price Large	2025	6,626,697	4.99 - 106.80			558,923,839		—			0.50 - 2.15	13.06 - 14.88
Cap Growth Division	2024	7,912,622	4.37 - 92.97			580,529,954		—			0.50 - 2.25	27.07 - 29.33
	2023	9,457,440	3.40 - 71.88			533,304,465		—			0.50 - 2.25	10.63 - 45.80
	2022	10,967,997	2.35 - 49.30			423,605,252		—			0.50 - 2.25	(41.99) - (40.96)
	2021	11,647,251	4.00 - 83.51			769,206,460		—			0.50 - 2.25	17.28 - 19.35
BHFTII T. Rowe Price Small	2025	3,926,071	8.02 - 96.70			318,157,605		0.14			0.50 - 2.15	7.82 - 9.45
Cap Growth Division	2024	4,579,076	7.37 - 88.36			340,875,948		0.03			0.50 - 2.15	10.82 - 12.63
	2023	5,421,726	6.59 - 78.45			358,856,338		0.03			0.50 - 2.15	8.34 - 20.67
	2022	5,959,999	5.50 - 65.01			328,540,226		0.10			0.50 - 2.25	(24.07) - (22.73)
	2021	6,652,969	7.16 - 84.14			476,701,925		0.02			0.50 - 2.25	8.88 - 10.80
BHFTII VanEck Global	2025	865,365	16.94 - 18.78			15,913,192		2.97			1.10 - 1.70	34.11 - 34.91
Natural Resources Division	2024	1,133,781	12.63 - 13.92			15,465,020		2.40			1.10 - 1.70	(4.26) - (3.68)
	2023	1,274,717	13.19 - 14.45			18,077,756		2.83			1.10 - 1.70	(5.26) - (4.69)
	2022	1,245,433	13.93 - 15.16			18,554,027		2.38			1.10 - 1.70	6.16 - 6.80
	2021	1,734,410	13.12 - 14.20			24,223,570		0.98			1.10 - 1.70	16.51 - 17.21
BHFTII Western Asset	2025	6,496,618	1.26 - 48.55			225,045,684		7.58			0.50 - 2.15	6.61 - 8.33
Management Strategic Bond	2024	7,455,752	1.17 - 44.81			244,115,821		7.35			0.50 - 2.15	2.38 - 4.04
Opportunities Division	2023	8,168,008	1.14 - 43.07			266,841,085		6.44			0.50 - 2.25	5.10 - 8.67
	2022	9,126,574	1.05 - 39.63			273,191,553		5.86			0.50 - 2.25	(18.78) - (17.34)
	2021	10,455,449	1.28 - 47.95			381,592,675		3.61			0.50 - 2.25	0.33 - 2.10
BHFTII Western Asset	2025	4,091,393	1.99 - 24.09			76,069,688		3.86			0.50 - 2.00	4.69 - 6.28
Management U.S.	2024	4,773,163	1.89 - 22.66			83,766,297		2.84			0.50 - 2.00	0.06 - 1.58
Government Division	2023	5,288,107	1.87 - 22.31			91,560,733		2.13			0.50 - 2.00	2.47 - 4.07
	2022	5,660,639	1.81 - 21.44			94,709,309		2.09			0.50 - 2.15	(11.05) - (9.62)
	2021	6,670,779	2.01 - 23.72			123,805,731		2.50			0.50 - 2.15	(3.71) - (2.26)
BlackRock Global Allocation	2025	515	33.92 - 35.85		18,416		4.12			1.35 - 1.60		17.61 - 17.91
V.I. Division	2024	568	28.84 - 30.41		17,227		1.46			1.35 - 1.60		7.18 - 7.45
	2023	604	26.91 - 28.30		17,055		2.55			1.35 - 1.60		10.71 - 10.99
	2022	637	24.31 - 25.50		16,216		—			1.35 - 1.60		(17.40) - (17.20)
	2021	652	29.43 - 32.22		20,050		0.67			1.10 - 1.60		4.73 - 5.25

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

8.
FINANCIAL HIGHLIGHTS — (Continued)
		As of December 31				For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)		Total Return[3] Lowest to Highest (%)
Calvert VP SRI Balanced	2025	639,617		66.49 - 91.11	53,216,993		1.63		0.50 - 1.45	9.87 - 10.92
Division	2024	688,760		60.52 - 82.14	51,979,848		1.78		0.50 - 1.45	17.88 - 19.01
	2023	747,583		51.34 - 69.02	47,614,556		1.59		0.50 - 1.45	7.26 - 16.24
	2022	812,083		44.59 - 59.38	44,856,941		1.17		0.50 - 1.45	(16.63) - (15.83)
	2021	894,700		53.48 - 70.93	59,231,523		1.15		0.50 - 1.45	13.46 - 14.54
Calvert VP SRI Mid Cap	2025	60,127		90.56	5,445,340		0.36		0.95	0.51
Division	2024	64,020		90.11	5,768,785		0.13		0.95	9.18
	2023	70,591		82.53	5,826,123		0.19		0.95	5.55 - 10.59
	2022	79,527		74.63	5,934,994		—		0.95	(20.24)
	2021	84,007		93.57	7,860,497		0.19		0.95	13.95
Fidelity® VIP Contrafund®	2025	14,231		24.99 - 27.00	369,069		—		0.90 - 1.15	19.81 - 20.11
Division	2024	10,403		20.86 - 22.48	222,225		0.06		0.90 - 1.15	31.91 - 32.24
	2023	37,005		15.81 - 17.00	621,134		0.23		0.90 - 1.15	31.60 - 31.93
	2022	52,746		12.01 - 12.89	674,486		0.26		0.90 - 1.15	(27.33) - (27.15)
	2021	55,851		16.53 - 17.69	981,724		0.03		0.90 - 1.15	26.05 - 26.37
Fidelity® VIP	2025	785,787		21.32 - 181.91	67,289,211		1.78		0.95 - 1.35	17.42 - 17.90
Equity-Income Division	2024	871,521		18.15 - 154.29	62,797,305		1.77		0.95 - 1.35	13.79 - 14.25
	2023	1,013,494		15.95 - 135.05	63,328,315		1.89		0.95 - 1.35	7.01 - 9.61
	2022	1,130,142		14.61 - 123.21	63,533,471		1.86		0.95 - 1.35	(6.23) - (5.85)
	2021	1,248,036		15.59 - 130.86	72,640,456		1.88		0.95 - 1.35	23.22 - 23.72
Fidelity® VIP Freedom 2020	2025	87,053		27.89 - 29.94	2,561,832		1.98		0.90 - 1.25	11.60 - 11.98
Division	2024	123,923		24.99 - 26.74	3,261,803		2.95		0.90 - 1.25	6.07 - 6.43
	2023	136,824		23.56 - 25.12	3,355,305		2.79		0.90 - 1.25	4.54 - 11.22
	2022	178,252		21.26 - 22.59	3,950,620		1.94		0.90 - 1.25	(17.00) - (16.72)
	2021	163,380		25.62 - 27.12	4,368,234		0.83		0.90 - 1.25	7.91 - 8.28
Fidelity® VIP Freedom 2025	2025	225,867		30.15 - 33.44	7,242,699		2.55		0.90 - 1.40	12.65 - 13.21
Division	2024	198,607		26.50 - 29.54	5,636,522		2.23		0.90 - 1.45	6.71 - 7.31
	2023	210,314		24.84 - 27.52	5,544,778		2.52		0.90 - 1.45	4.81 - 12.31
	2022	269,214		22.23 - 24.51	6,369,847		1.79		0.90 - 1.45	(17.84) - (17.38)
	2021	287,972		27.75 - 29.66	8,278,233		0.89		0.90 - 1.30	9.12 - 9.56
Fidelity® VIP Freedom 2030	2025	340,962		31.31 - 38.91	11,741,270		2.22		0.50 - 1.55	13.39 - 14.59
Division	2024	349,841		27.61 - 33.95	10,596,018		2.08		0.50 - 1.55	7.44 - 8.59
	2023	312,993		26.18 - 31.27	8,790,818		2.41		0.50 - 1.45	5.28 - 13.89
	2022	265,213		23.83 - 27.46	6,617,431		1.84		0.50 - 1.30	(18.16) - (17.50)
	2021	290,180		29.12 - 33.28	8,836,620		0.97		0.50 - 1.30	10.62 - 11.51
Fidelity® VIP Freedom 2035	2025	276,928		46.90 - 54.98	13,765,792		2.04		0.50 - 1.45	14.74 - 15.84
Division	2024	257,007		40.87 - 46.72	11,067,744		1.88		0.60 - 1.45	9.16 - 10.10
	2023	209,345		37.44 - 42.44	8,242,631		1.97		0.60 - 1.45	5.90 - 15.83
	2022	157,298		32.60 - 34.94	5,368,259		1.60		0.95 - 1.45	(19.07) - (18.66)
	2021	112,239		40.28 - 42.96	4,718,083		1.08		0.95 - 1.45	13.52 - 14.09
Fidelity® VIP Freedom 2040	2025	221,427		51.31 - 60.16	12,087,400		1.64		0.50 - 1.45	16.74 - 17.85
Division	2024	191,012		43.95 - 51.04	8,902,190		1.38		0.50 - 1.45	11.18 - 12.25
	2023	145,453		39.83 - 45.47	6,078,248		1.56		0.50 - 1.40	6.63 - 18.02
	2022	97,979		34.52 - 38.53	3,499,738		1.51		0.50 - 1.30	(19.46) - (18.82)
	2021	68,494		42.86 - 47.46	3,038,775		0.89		0.50 - 1.30	15.98 - 16.91

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

8.
FINANCIAL HIGHLIGHTS — (Continued)
		As of December 31				For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense Ratio[2] Lowest to Highest (%)		Total Return[3] Lowest to Highest (%)
Fidelity® VIP Freedom 2045	2025	193,957		52.09 - 57.64	10,947,494		1.31		0.95 - 1.55	17.69 - 18.40
Division	2024	172,653		44.96 - 48.68	8,226,373		1.26		0.95 - 1.45	11.89 - 12.46
	2023	132,855		40.48 - 43.28	5,642,196		1.44		0.95 - 1.40	6.82 - 18.06
	2022	98,313		34.92 - 36.66	3,548,884		1.52		0.95 - 1.30	(19.51) - (19.22)
	2021	68,496		43.38 - 45.38	3,065,206		0.79		0.95 - 1.30	16.01 - 16.43
Fidelity® VIP Freedom 2050	2025	372,608		53.92 - 62.68	21,212,382		1.30		0.50 - 1.40	17.84 - 18.90
Division	2024	330,394		45.75 - 52.72	15,913,651		1.21		0.50 - 1.40	11.96 - 12.98
	2023	274,477		40.87 - 50.23	11,774,186		1.37		0.00 - 1.40	6.84 - 19.19
	2022	213,772		34.53 - 42.14	7,783,968		1.51		0.00 - 1.45	(19.64) - (18.47)
	2021	149,456		42.97 - 48.50	6,746,794		0.83		0.50 - 1.45	15.82 - 16.93
Fidelity® VIP Freedom 2055	2025	1,187,063		1.46 - 1.48	1,753,017		1.26		0.95 - 1.45	17.81 - 18.41
Division	2024	860,337		1.24 - 1.25	1,074,783		1.44		0.95 - 1.40	12.02 - 12.53
(Commenced 5/1/2023)	2023	281,250		1.11	312,579		3.20		0.95 - 1.40	6.79 - 11.37
Fidelity® VIP Freedom 2060	2025	1,465,560		1.46 - 1.50	2,161,063		1.45		0.50 - 1.55	17.69 - 18.93
Division	2024	915,605		1.24 - 1.25	1,141,791		1.49		0.90 - 1.40	11.94 - 12.50
(Commenced 5/1/2023)	2023	361,576		1.11	401,587		4.22		0.90 - 1.30	6.87 - 11.44
Fidelity® VIP Freedom 2065	2025	50,853		1.22	61,964		2.39		0.95 - 1.25	17.81 - 18.05
Division
(Commenced 4/25/2025)
Fidelity® VIP Freedom 2070	2025	19,575		1.22	23,847		0.23		0.95 - 1.25	17.80 - 18.04
Division
(Commenced 4/25/2025)
Fidelity® VIP FundsManager	2025	6,167,824		21.08 - 21.71	132,166,810		2.53		1.90 - 2.05	11.81 - 11.98
50% Division	2024	7,405,725		18.85 - 19.39	141,921,193		2.14		1.90 - 2.05	6.29 - 6.45
	2023	9,449,013		17.74 - 18.21	170,242,605		2.41		1.90 - 2.05	10.68 - 10.84
	2022	11,378,214		16.02 - 16.43	185,164,874		1.94		1.90 - 2.05	(15.68) - (15.55)
	2021	12,481,990		19.00 - 19.46	240,652,047		1.12		1.90 - 2.05	7.79 - 7.95
Fidelity® VIP FundsManager	2025	5,986,423		21.70 - 28.07	134,969,624		2.09		0.70 - 2.10	13.31 - 14.90
60% Division	2024	7,424,174		19.15 - 24.43	145,937,898		1.88		0.70 - 2.10	7.28 - 8.80
	2023	9,190,753		17.85 - 22.45	168,062,667		2.24		0.70 - 2.10	11.81 - 13.38
	2022	10,734,842		15.97 - 19.80	175,394,593		1.73		0.70 - 2.10	(16.82) - (15.65)
	2021	12,336,639		19.20 - 23.48	241,915,885		1.09		0.70 - 2.10	10.01 - 11.56
Fidelity® VIP Government	2025	224,207		18.09	4,054,845		4.06		0.95	3.15
Money Market Division	2024	233,946		17.53	4,101,596		5.20		0.95	4.11
	2023	228,222		16.84	3,843,390		4.77		0.95	1.45 - 3.91
	2022	253,220		16.21	4,103,960		1.36		0.95	0.49
	2021	306,845		16.13	4,949,044		0.01		0.95	(0.93)
Fidelity® VIP Growth	2025	404,904		341.94	138,453,089		0.28		0.95	13.82
Division	2024	449,671		300.43	135,093,218		—		0.95	29.15
	2023	514,347		232.61	119,643,479		0.13		0.95	10.79 - 34.96
	2022	563,124		172.36	97,058,589		0.62		0.95	(25.17) - (17.38)
	2021	611,993		230.32	140,954,875		—		0.95	22.06

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

8.
FINANCIAL HIGHLIGHTS — (Continued)
		As of December 31					For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)		Expense Ratio[2] Lowest to Highest (%)		Total Return[3] Lowest to Highest (%)
Fidelity® VIP Investment	2025	128,159	38.75			4,966,689		3.51		0.95	6.22
Grade Bond Division	2024	136,990	36.49			4,998,288		3.46		0.95	0.82
	2023	164,301	36.19			5,945,807		2.46		0.95	3.01 - 5.21
	2022	206,147	34.40			7,090,969		2.15		0.95	(13.78) - (12.15)
	2021	223,841	39.89			8,929,968		2.02		0.95	(1.54)
Fidelity® VIP Mid Cap	2025	4,695	15.35			72,081		0.25		0.90	10.49
Division	2024	4,713	13.89			65,484		0.17		0.90	16.12
	2023	23,535	11.97			281,600		0.31		0.90	13.78
	2022	41,057	10.52			431,773		0.27		0.90	(15.73)
	2021	43,732	12.48			545,739		0.36		0.90	24.18
FTVIPT Templeton Foreign	2025	749	5.93		4,441		2.30		0.90		28.04
VIP Division	2024	602	4.63		2,788		2.37		0.90		(1.89)
	2023	441	4.72		2,078		3.13		0.90		19.68
	2022	262	3.94		1,033		2.73		0.90		(8.43)
	2021	112	4.31		482		1.59		0.90		3.23
Janus Henderson Enterprise	2025	1,099	20.77			22,834		0.05		0.90	6.45
Division	2024	1,231	19.51			24,022		0.43		0.90	14.28
	2023	3,154	17.07			53,849		0.08		0.90	16.72
	2022	4,078	14.63			59,641		0.10		0.90	(16.90)
	2021	8,707	17.60			153,237		0.24		0.90	15.50
LMPVET ClearBridge Variable	2025	1,409	18.52			26,095		0.54		0.90	13.47
Appreciation Division	2024	1,456	16.32			23,762		0.48		0.90	21.55
	2023	4,368	13.43			58,650		0.97		0.90	18.64
	2022	4,454	11.32			50,407		1.06		0.90	(13.23)
	2021	4,610	13.04			60,139		0.63		0.90	22.55
LMPVET ClearBridge Variable	2025	21,743	3.27			71,208		2.21		0.90	11.61
Dividend Strategy Division	2024	22,423	2.93			65,795		1.11		0.90	15.79
	2023	35,214	2.53			89,238		2.12		0.90	13.17
	2022	36,359	2.24			81,414		1.34		0.90	(8.92)
	2021	42,161	2.46			103,656		1.51		0.90	25.66
LMPVET ClearBridge Variable	2025	28,384	9.57 - 10.25			279,504		—		0.90 - 1.15	7.38 - 7.65
Large Cap Growth Division	2024	28,569	8.91 - 9.52			262,128		—		0.90 - 1.15	26.41 - 26.73
	2023	61,104	7.05 - 7.52			452,143		—		0.90 - 1.15	42.38 - 42.74
	2022	61,685	4.95 - 5.27			320,759		—		0.90 - 1.15	(33.02) - (32.85)
	2021	71,487	7.39 - 7.84			555,917		—		0.90 - 1.15	20.55 - 20.85
LMPVET ClearBridge Variable	2025	3,680	6.53 - 6.97			24,338		—		0.90 - 1.15	7.98 - 8.25
Small Cap Growth Division	2024	3,673	6.05 - 6.44			22,480		—		0.90 - 1.15	3.30 - 3.56
	2023	5,797	5.86 - 6.22			35,053		—		0.90 - 1.15	7.17 - 7.43
	2022	5,200	5.46 - 5.79			29,416		—		0.90 - 1.15	(29.66) - (29.48)
	2021	7,572	7.77 - 8.21			61,501		—		0.90 - 1.15	11.32 - 11.60
Nomura VIP Small	2025	223	2.32		515		1.28		0.90		7.19
Cap Value Division	2024	223	2.16		481		1.90		0.90		13.56
	2023	448	1.90		853		0.95		0.90		8.47
	2022	448	1.75		786		0.83		0.90		(12.88)
	2021	448	2.01		902		0.83		0.90		33.21

METROPOLITAN LIFE SEPARATE ACCOUNT E
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Concluded)

8.
FINANCIAL HIGHLIGHTS — (Concluded)
		As of December 31					For the year ended December 31
		Units	Unit Value Lowest to Highest ($)	Net Assets ($)	Investment[1] Income Ratio (%)		Expense Ratio[2] Lowest to Highest (%)		Total Return[3] Lowest to Highest (%)
PIMCO VIT	2025	163	9.86 - 10.42		1,638		2.36			1.10 - 1.60		16.63 - 17.21
CommodityRealReturn®	2024	629	8.45 - 8.89		5,442		0.57			1.10 - 1.60		2.07 - 2.58
Strategy Division	2023	8,796	8.28 - 8.67			74,498		15.87			1.10 - 1.60	(9.56) - (9.11)
	2022	9,106	9.15 - 9.53			85,063		18.50			1.10 - 1.60	6.70 - 7.24
	2021	4,451	8.58 - 8.89			38,881		3.94			1.10 - 1.60	30.64 - 31.29
PIMCO VIT Dynamic Bond	2025	580	11.26 - 11.90		6,839		5.26			1.10 - 1.60		6.07 - 6.61
Division	2024	609	10.61 - 11.17		6,735		4.50			1.10 - 1.60		3.61 - 4.14
	2023	962	10.24 - 10.72		10,257		3.39			1.10 - 1.60		5.09 - 5.62
	2022	1,184	9.75 - 10.15			11,939		1.64			1.10 - 1.60	(8.12) - (7.66)
	2021	1,880	10.61 - 10.99			20,565		1.76			1.10 - 1.60	(0.62) - (0.12)
PIMCO VIT Emerging Markets	2025	609	12.41 - 13.12		7,895		6.67			1.10 - 1.60		12.82 - 13.38
Bond Division	2024	1,002	11.00 - 11.57			11,409		6.12			1.10 - 1.60	5.49 - 6.03
	2023	1,270	10.43 - 10.91			13,644		5.38			1.10 - 1.60	9.03 - 9.57
	2022	1,675	9.56 - 9.96			16,429		4.43			1.10 - 1.60	(17.30) - (16.88)
	2021	3,430	11.56 - 11.98			40,608		3.91			1.10 - 1.60	(4.40) - (3.92)
1
These amounts represent the dividends, excluding distributions of capital gains, received by the Division from the underlying fund, series, or portfolio, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against Contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Division is affected by the timing of the declaration of dividends by the underlying fund, series, or portfolio in which the Division invests. The investment income ratio is calculated as a weighted average ratio since the Division may invest in two or more share classes, within the underlying fund, series, or portfolio of the Trusts which may have unique investment income ratios.
2
These amounts represent annualized Contract expenses of each of the applicable Divisions, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to Contract owner accounts through the redemption of units and expenses of the underlying fund, series, or portfolio have been excluded.
3
These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, series, or portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Division.
*
Due to system limitations, the Units Outstanding for this fund were increased and accordingly the Unit Values decreased during the year ended December 31, 2023 or 2024. There was no impact to the net assets of the division.

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